UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22061

Name of Fund:    BlackRock Funds II

LifePath® Active 2015 Portfolio

LifePath® Active 2020 Portfolio

LifePath® Active 2025 Portfolio

LifePath® Active 2030 Portfolio

LifePath® Active 2035 Portfolio

LifePath® Active 2040 Portfolio

LifePath® Active 2045 Portfolio

LifePath® Active 2050 Portfolio

LifePath® Active 2055 Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2014

Date of reporting period: 04/30/2014

Item 1 – Report to Stockholders

APRIL 30, 2014

SEMI-ANNUAL REPORT (UNAUDITED)	BLACKROCK®

LifePath® Active Portfolios of BlackRock Funds II

„  LifePath® Active 2015 Portfolio

„  LifePath® Active 2020 Portfolio

„  LifePath® Active 2025 Portfolio

„  LifePath® Active 2030 Portfolio

„  LifePath® Active 2035 Portfolio

„  LifePath® Active 2040 Portfolio

„  LifePath® Active 2045 Portfolio

„  LifePath® Active 2050 Portfolio

„  LifePath® Active 2055 Portfolio

Not FDIC Insured ¡ May Lose Value ¡ No Bank Guarantee

2	BLACKROCK FUNDS II	APRIL 30, 2014

Shareholder Letter

Dear Shareholder,

Markets have remained highly attuned to potential changes in U.S. monetary policy over the past year. This was markedly evident one year ago in May of 2013 when then-Federal Reserve Chairman Bernanke first mentioned the possibility of reducing (or “tapering”) the central bank’s asset purchase programs – comments that were widely misinterpreted as signaling an end to the Fed’s zero-interest-rate policy. U.S. Treasury yields rose sharply following his comments, triggering a steep sell-off across fixed income markets. (Bond prices move in the opposite direction of yields.) Global equities also suffered as investors feared the implications of a potential end to a program that had greatly supported stocks. Emerging markets, which are more sensitive to changes in global liquidity, were especially hurt by the prospect of ebbing cash flows from the United States. Markets broadly rebounded in late June, however, when the Fed’s tone turned more dovish. At the same time, improving economic indicators and better corporate earnings helped extend gains through most of the summer.

Although the tone of economic and financial news was mixed last autumn, it was a surprisingly positive period for most asset classes. Early on, the Fed defied market expectations with its decision to delay tapering, but higher volatility returned in late September 2013 when the U.S. Treasury Department warned that the national debt would soon breach its statutory maximum. The ensuing political brinksmanship led to a partial government shutdown, roiling global financial markets through the first half of October. Equities and other so-called “risk assets” managed to resume their rally when politicians finally engineered a compromise to reopen the government and extend the debt ceiling.

The remainder of 2013 was a generally positive period for stock markets in the developed world, although investors continued to grapple with uncertainty about when and how much the Fed would scale back on stimulus. When the Fed ultimately announced its tapering plans in mid-December, markets reacted positively, as this action signaled the Fed’s perception of real improvement in the economy, and investors were finally released from the anxiety that had gripped them for quite some time.

The start of the new year brought a stark change in sentiment. Heightened volatility in emerging markets – driven by reduced global liquidity, severe currency weakness, high levels of debt and uneven growth – combined with mixed U.S. economic data caused global equities to weaken in January while bond markets found renewed strength from investors seeking relatively safer assets. Although these headwinds persisted, equities were back on the rise in February as investors were encouraged by a one-year extension of the U.S. debt ceiling and market-friendly comments from new Fed Chair Janet Yellen. While U.S. economic data had softened, investors were assuaged by increasing evidence that this was a temporary trend resulting from harsher-than-usual winter weather.

In the final months of the period, signs of decelerating growth in China and geopolitical tensions in Russia and Ukraine made for a bumpy ride, but markets continued their climb as investors focused on improving U.S. economic data, stronger corporate earnings and a still-dovish central bank. Within developed markets, investors shifted from growth to value stocks as the strong performance of growth stocks in 2013 had pushed valuations higher in many of these sectors. Emerging markets also benefited from this broad rotation into cheaper valuations and were further supported by an improving growth outlook for a number of developing countries.

Even though investors were gearing up for a modest shift toward tighter monetary policy from the Fed, equity markets in the developed world posted solid gains for the six- and 12-month periods ended April 30. Emerging markets, however, experienced increased volatility amid heightened risks for the asset class. Interest rate uncertainty posed a headwind for fixed income assets, and higher-quality sectors of the market performed poorly over the reporting period. Conversely, high yield bonds benefited from income-oriented investors’ search for yield in the overall low-rate environment. Short-term interest rates remained near zero, keeping yields on money market securities close to historic lows.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit www.blackrock.com for further insight about investing in today’s world.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

In a modest global growth environment, expectations around monetary policy changes continued to be a key theme in financial market performance.

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of April 30, 2014
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	8.36%	20.44%
U.S. small cap equities (Russell 2000® Index)	3.08	20.50
International equities (MSCI Europe, Australasia, Far East Index)	4.44	13.35
Emerging market equities (MSCI Emerging Markets Index)	(2.98)	(1.84)
3-month Treasury bill (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.03	0.06
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	0.88	(5.25)
U.S. investment grade bonds (Barclays U.S. Aggregate Bond Index)	1.74	(0.26)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.24	0.46
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	4.72	6.28

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Funds’ Summary as of April 30, 2014	LifePath Active Portfolios

Investment Objective

The LifePath® Active Portfolios’ (the “Funds”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, each Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Portfolio Management Commentary

How did the Funds perform?

•

For the six-month period ended April 30, 2014, the Fund with a target date of 2015 outperformed its custom benchmark and its primary benchmark, the Barclays U.S. Aggregate Bond Index. For the same period, the Institutional and Class K Shares of the Fund with a 2025 target date outperformed the Fund’s custom benchmark, while the Investor A and Class R Shares underperformed the custom benchmark, and all share classes underperformed the primary benchmark, the Russell 1000® Index. Funds with target dates of 2020, 2030, 2035, 2040, 2045, 2050 and 2055 underperformed their respective custom benchmarks and the primary benchmark, the Russell 1000® Index. The following discussion of relative performance pertains to each Fund’s respective custom benchmark.

What factors influenced performance?

•	From a broad asset allocation perspective, an overweight to equities had a positive impact on the Funds’ performance as equity markets outperformed fixed income markets during the period.

•

While the Funds’ overweight to equity contributed positively to overall results, the Funds’ investments within this asset class detracted from relative performance. In particular, BlackRock International Fund, BlackRock Commodity Strategies Fund and BlackRock Capital Appreciation Fund, Inc. sizably underperformed their respective benchmarks during the period. The iShares International Developed Real Estate exchange-traded fund also performed poorly. Additionally, the Funds’ modest overweight to Japanese stocks detracted from performance as the country underperformed other international developed markets. Conversely, the Funds benefited from investments in BlackRock Long-Horizon Equity Fund, Master Large Cap Growth Portfolio and BlackRock Emerging Markets Fund, each of which outperformed its respective benchmark during the period. The Funds’ overweight to German stocks also contributed positively to performance as the country outperformed other international developed markets.

•

In fixed income, the Funds benefited from investments in BlackRock Global Long/Short Credit Fund, Master Total Return Portfolio, BlackRock Low Duration Bond Fund and BlackRock Strategic Income Opportunities Portfolio as each of these strategies outperformed traditional core fixed income sectors during the period.

Describe recent portfolio activity.

•

During the six-month period, the Funds reduced exposure to equities given macro concerns in several emerging markets and softer-than-expected economic data in the United States. Following the stock market correction earlier in 2014, U.S. and European equities rallied strongly in February, reaching all-time highs and prompting a decision to take some profits and wait for more attractive re-entry points. Notwithstanding the general reduction in equity exposure, the Funds added an overweight position in U.S. health care stocks and increased existing overweight exposures to Germany and Japan in February.

•

Given an unfavorable risk/reward scenario in most core fixed income sectors in the beginning of the period, the Funds continued to invest in BlackRock Strategic Income Opportunities Portfolio and BlackRock Global Long/Short Credit Fund as these flexible, alternative fixed income strategies can help mitigate the impact of rising interest rates. Additionally, as credit markets continued to outpace core fixed income sectors, the Funds decreased exposure to high yield in order to capture gains after credit spreads had tightened in recent months, and rotated the proceeds into cash. Finally, the Funds added a position in Australian 10-year Treasury bond futures in late March, largely driven by attractive valuations relative to U.S. rates and the likelihood that slower economic growth in Australia would result in declining yields.

Describe Funds positioning at period end.

•

As of period end, each Fund remained overweight in equity relative to its respective custom benchmark and underweight in fixed income based on the view that improving economic growth and accommodative global monetary policy would continue to create a favorable backdrop for equities.

•

Each Fund’s equity allocation continued to hold overweight positions in Germany and Japan given recent improvement in Europe’s economic landscape and the likelihood that massive economic stimulus will continue to support risk assets in Japan. In the United States, the Funds were overweight in financials, health care, and information technology stocks. In fixed income, the Funds remained underweight in U.S. core fixed income and held a long position in Australian Treasury bonds. The Funds’ fixed income allocation ended the period with a shorter duration (lower sensitivity to interest rate movements) relative to the fixed income portion of their custom benchmarks given the potential for interest rates to be driven higher by the gradual reduction of the U.S. Federal Reserve’s asset purchase program and accelerating economic growth.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK FUNDS II	APRIL 30, 2014

LifePath Active Portfolios

Glidepath Evolution

Under normal circumstances, the asset allocation of each LifePath Active Portfolio (the “LifePath Active Portfolio” or “each LifePath Active Portfolio”) will change over time according to a “glidepath” as each of the LifePath Active Portfolios approaches its respective target date. The glidepath represents the shifting of asset classes over time. Each LifePath Active Portfolio’s asset mix becomes more conservative both prior to and after retirement - as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of each LifePath Active Portfolio, which may be a primary source of income after retirement. As each LifePath Active Portfolio approaches its target date, its asset allocation will shift so that each LifePath Active Portfolio invests a greater percentage of its assets in fixed income funds. The asset allocation targets are established by the portfolio managers working with oversight from a committee of BlackRock investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of each LifePath Active Portfolio, and determine whether any changes are required to enable each LifePath Active Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glidepath are general, long-term targets, BlackRock may periodically adjust the proportion of equity and fixed income funds in each LifePath Active Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of each LifePath Active Portfolio. In general, such adjustments will be limited to +/- 10% relative to the target allocation. BlackRock may determine that a greater degree of variation is warranted to protect each LifePath Active Portfolio or achieve each LifePath Active Portfolio’s investment objective.

BLACKROCK FUNDS II	APRIL 30, 2014	5

LifePath Active 2015 Portfolio

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge. See “About Fund Performance” on page 20 for more information about the performance of Institutional Shares.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2015. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2015.”

[3]

This unmanaged market-weighted index is comprised of investment grade corporate bonds (rated BBB or better), mortgages and U.S. Treasury and government agency issues with at least one year to maturity.

[4]

The Fund compares its performance to that of a customized weighted index (the “2015 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructure on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

[5]	Commencement of operations.

Period	Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Dow Jones-UBS Commodity Index	Barclays TIPS Index
4/20/07 to 6/11/07	37.5%	50.0%	12.5%	N/A	N/A	N/A	N/A	N/A	N/A
6/12/07 to 1/03/08	42.0	46.4	11.6	N/A	N/A	N/A	N/A	N/A	N/A
1/04/08 to 1/02/09	44.0	44.8	11.2	N/A	N/A	N/A	N/A	N/A	N/A
1/03/09 to 1/05/10	44.7	44.2	11.1	N/A	N/A	N/A	N/A	N/A	N/A
1/06/10 to 4/30/11	45.8	43.4	10.8	N/A	N/A	N/A	N/A	N/A	N/A
5/01/11 to 11/26/12	46.6	42.7	10.7	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	48.7	N/A	N/A	22.8%	4.0%	11.6%	1.0%	3.8%	8.1%
5/01/13 to 10/31/13	49.7	N/A	N/A	21.9	4.2	11.4	0.8	3.7	8.3
11/01/13 to 4/30/14	50.7	N/A	N/A	21.1	4.5	10.9	0.5	3.9	8.4

See “About Fund Performance” on page 20 for descriptions of the indexes.

Performance Summary for the Period Ended April 30, 2014
		Average Annual Total Returns[6]
		1 Year		5 Years		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	4.07%	7.95%	N/A	12.50%	N/A	5.20%	N/A
Investor A	4.02	7.73	2.07%	12.19	10.98%	4.93	4.13%
Class K	4.10	7.98	N/A	12.61	N/A	5.31	N/A
Class R	3.85	7.46	N/A	11.85	N/A	4.62	N/A
Barclays U.S. Aggregate Bond Index	1.74	(0.26)	N/A	4.88	N/A	5.03	N/A
2015 Custom Benchmark	3.64	5.76	N/A	10.95	N/A	4.33	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

6	BLACKROCK FUNDS II	APRIL 30, 2014

LifePath Active 2020 Portfolio

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge. See “About Fund Performance” on page 20 for more information about the performance of Institutional Shares.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2020. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2020.”

[3]

This unmanaged broad-based index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 90% of the total market capitalization of the Russell 3000® Index.

[4]

The Fund compares its performance to that of a customized weighted index (the “2020 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructure on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

[5]	Commencement of operations.

Period	Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Dow Jones-UBS Commodity Index	Barclays TIPS Index
4/20/07 to 6/11/07	30.0%	56.0%	14.0%	N/A	N/A	N/A	N/A	N/A	N/A
6/12/07 to 1/03/08	35.0	52.0	13.0	N/A	N/A	N/A	N/A	N/A	N/A
1/04/08 to 1/02/09	38.0	49.6	12.4	N/A	N/A	N/A	N/A	N/A	N/A
1/03/09 to 1/05/10	39.1	48.7	12.2	N/A	N/A	N/A	N/A	N/A	N/A
1/06/10 to 4/30/11	40.4	47.7	11.9	N/A	N/A	N/A	N/A	N/A	N/A
5/01/11 to 11/26/12	41.6	46.7	11.7	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	40.1	N/A	N/A	28.6%	3.5%	14.6%	2.9%	3.8%	6.5%
5/01/13 to 10/31/13	41.0	N/A	N/A	27.6	3.7	14.5	2.8	3.8	6.6
11/01/13 to 4/30/14	41.9	N/A	N/A	26.9	3.9	14.1	2.5	3.9	6.8

See “About Fund Performance” on page 20 for descriptions of the indexes.

Performance Summary for the Period Ended April 30, 2014

		Average Annual Total Returns[6]
		1 Year		5 Years		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	3.94%	8.78%	N/A	13.08%	N/A	5.11%	N/A
Investor A	3.79	8.55	2.85%	12.74	11.53%	4.82	4.02%
Class K	3.99	8.92	N/A	13.19	N/A	5.22	N/A
Class R	3.69	8.29	N/A	12.44	N/A	4.53	N/A
Russell 1000® Index	8.25	20.81	N/A	19.52	N/A	5.96	N/A
2020 Custom Benchmark	4.10	7.24	N/A	11.89	N/A	4.41	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK FUNDS II	APRIL 30, 2014	7

LifePath Active 2025 Portfolio

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge. See “About Fund Performance” on page 20 for more information about the performance of Institutional Shares.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2025. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2025.”

[3]

This unmanaged broad-based index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 90% of the total market capitalization of the Russell 3000® Index.

[4]

The Fund compares its performance to that of a customized weighted index (the “2025 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructure on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

[5]	Commencement of operations.

Period	Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Dow Jones-UBS Commodity Index	Barclays TIPS Index
4/20/07 to 6/11/07	22.5%	62.0%	15.5%	N/A	N/A	N/A	N/A	N/A	N/A
6/12/07 to 1/03/08	26.0	59.2	14.8	N/A	N/A	N/A	N/A	N/A	N/A
1/04/08 to 1/02/09	29.0	56.8	14.2	N/A	N/A	N/A	N/A	N/A	N/A
1/03/09 to 1/05/10	31.3	55.0	13.7	N/A	N/A	N/A	N/A	N/A	N/A
1/06/10 to 4/30/11	33.2	53.4	13.4	N/A	N/A	N/A	N/A	N/A	N/A
5/01/11 to 11/26/12	34.7	52.2	13.1	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	33.0	N/A	N/A	33.4%	3.2%	17.1%	4.4%	3.8%	5.1%
5/01/13 to 10/31/13	33.9	N/A	N/A	32.3	3.2	17.1	4.4	3.8	5.3
11/01/13 to 4/30/14	34.8	N/A	N/A	31.5	3.4	16.8	4.2	3.9	5.4

See “About Fund Performance” on page 20 for descriptions of the indexes.

Performance Summary for the Period Ended April 30, 2014

		Average Annual Total Returns[6]
		1 Year		5 Years		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	4.57%	10.66%	N/A	13.75%	N/A	5.00%	N/A
Investor A	4.40	10.31	4.52%	13.41	12.19%	4.70	3.90%
Class K	4.67	10.76	N/A	13.87	N/A	5.11	N/A
Class R	4.36	10.00	N/A	13.10	N/A	4.41	N/A
Russell 1000® Index	8.25	20.81	N/A	19.52	N/A	5.96	N/A
2025 Custom Benchmark	4.48	8.46	N/A	12.88	N/A	4.22	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

8	BLACKROCK FUNDS II	APRIL 30, 2014

LifePath Active 2030 Portfolio

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge. See “About Fund Performance” on page 20 for more information about the performance of Institutional Shares.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2030. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2030.”

[3]

This unmanaged broad-based index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 90% of the total market capitalization of the Russell 3000® Index.

[4]

The Fund compares its performance to that of a customized weighted index (the “2030 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructure on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

[5]	Commencement of operations.

Period	Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Dow Jones-UBS Commodity Index	Barclays TIPS Index
4/20/07 to 6/11/07	15.0%	68.0%	17.0%	N/A	N/A	N/A	N/A	N/A	N/A
6/12/07 to 1/03/08	7.0	74.4	18.6	N/A	N/A	N/A	N/A	N/A	N/A
1/04/08 to 1/02/09	16.0	67.2	16.8	N/A	N/A	N/A	N/A	N/A	N/A
1/03/09 to 1/05/10	20.1	63.9	16.0	N/A	N/A	N/A	N/A	N/A	N/A
1/06/10 to 4/30/11	22.9	61.7	15.4	N/A	N/A	N/A	N/A	N/A	N/A
5/01/11 to 11/26/12	25.1	59.9	15.0	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	26.9	N/A	N/A	37.5%	2.8%	19.3%	5.7%	3.9%	3.9%
5/01/13 to 10/31/13	27.8	N/A	N/A	36.3	2.9	19.3	5.8	3.8	4.1
11/01/13 to 4/30/14	28.7	N/A	N/A	35.5	3.0	19.1	5.6	3.9	4.2

See “About Fund Performance” on page 20 for descriptions of the indexes.

Performance Summary for the Period Ended April 30, 2014

		Average Annual Total Returns[6]
		1 Year		5 Years		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	4.43%	11.30%	N/A	14.31%	N/A	4.67%	N/A
Investor A	4.31	11.03	5.20%	13.91	12.69%	4.33	3.53%
Class K	4.49	11.46	N/A	14.43	N/A	4.78	N/A
Class R	4.20	10.74	N/A	13.64	N/A	4.05	N/A
Russell 1000® Index	8.25	20.81	N/A	19.52	N/A	5.96	N/A
2030 Custom Benchmark	4.81	9.52	N/A	14.01	N/A	3.62	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK FUNDS II	APRIL 30, 2014	9

LifePath Active 2035 Portfolio

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge. See “About Fund Performance” on page 20 for more information about the performance of Institutional Shares.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2035. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2035.”

[3]

This unmanaged broad-based index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 90% of the total market capitalization of the Russell 3000® Index.

[4]

The Fund compares its performance to that of a customized weighted index (the “2035 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructure on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

[5]	Commencement of operations.

Period	Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Dow Jones-UBS Commodity Index	Barclays TIPS Index
4/20/07 to 6/11/07	7.5%	74.0%	18.5%	N/A	N/A	N/A	N/A	N/A	N/A
6/12/07 to 1/03/08	—	80.0	20.0	N/A	N/A	N/A	N/A	N/A	N/A
1/04/08 to 11/26/12	10.0	72.0	18.0	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	21.5	N/A	N/A	41.2%	2.6%	21.2%	6.8%	3.9%	2.8%
5/01/13 to 10/31/13	22.3	N/A	N/A	40.0	2.6	21.3	7.0	3.9	2.9
11/01/13 to 4/30/14	23.2	N/A	N/A	39.1	2.7	21.2	6.9	3.9	3.0

See “About Fund Performance” on page 20 for descriptions of the indexes.

Performance Summary for the Period Ended April 30, 2014

		Average Annual Total Returns[6]
		1 Year		5 Years		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	4.71%	12.34%	N/A	14.63%	N/A	4.22%	N/A
Investor A	4.55	11.91	6.04%	14.28	13.05%	3.90	3.11%
Class K	4.72	12.34	N/A	14.73	N/A	4.32	N/A
Class R	4.45	11.74	N/A	13.97	N/A	3.60	N/A
Russell 1000® Index	8.25	20.81	N/A	19.52	N/A	5.96	N/A
2035 Custom Benchmark	5.10	10.48	N/A	14.98	N/A	3.64	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

10	BLACKROCK FUNDS II	APRIL 30, 2014

LifePath Active 2040 Portfolio

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge. See “About Fund Performance” on page 20 for more information about the performance of Institutional Shares.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2040. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2040.”

[3]

This unmanaged broad-based index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 90% of the total market capitalization of the Russell 3000® Index.

[4]

The Fund compares its performance to that of a customized weighted index (the “2040 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructure on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

[5]	Commencement of operations.

Period	Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Dow Jones-UBS Commodity Index	Barclays TIPS Index
4/20/07 to 1/03/08	—	80.0%	20.0%	N/A	N/A	N/A	N/A	N/A	N/A
1/04/08 to 11/26/12	10.0%	72.0	18.0	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	16.6	N/A	N/A	44.6%	2.3%	23.0%	7.9%	3.9%	1.7%
5/01/13 to 10/31/13	17.5	N/A	N/A	43.3	2.2	23.1	8.2	3.9	1.8
11/01/13 to 4/30/14	18.4	N/A	N/A	42.4	2.4	23.0	8.1	3.9	1.8

See “About Fund Performance” on page 20 for descriptions of the indexes.

Performance Summary for the Period Ended April 30, 2014
		Average Annual Total Returns[6]
		1 Year		5 Years		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	4.53%	12.89%	N/A	14.89%	N/A	4.59%	N/A
Investor A	4.45	12.57	6.66%	14.48	13.25%	4.22	3.43%
Class K	4.70	12.97	N/A	15.01	N/A	4.70	N/A
Class R	4.35	12.28	N/A	14.21	N/A	3.97	N/A
Russell 1000® Index	8.25	20.81	N/A	19.52	N/A	5.96	N/A
2040 Custom Benchmark	5.36	11.36	N/A	15.36	N/A	3.92	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK FUNDS II	APRIL 30, 2014	11

LifePath Active 2045 Portfolio

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge. See “About Fund Performance” on page 20 for more information about the performance of Institutional Shares.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2045. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2045.”

[3]

This unmanaged broad-based index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 90% of the total market capitalization of the Russell 3000® Index.

[4]

The Fund compares its performance to that of a customized weighted index (the “2045 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructure on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

[5]	Commencement of operations.

Period	Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Dow Jones-UBS Commodity Index
4/20/07 to 1/03/08	—	80.0%	20.0%	N/A	N/A	N/A	N/A	N/A
1/04/08 to 11/26/12	10.0%	72.0	18.0	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	12.7	N/A	N/A	47.8%	2.0%	24.7%	8.9%	3.9%
5/01/13 to 10/31/13	13.7	N/A	N/A	46.4	2.0	24.8	9.2	3.9
11/01/13 to 4/30/14	14.7	N/A	N/A	45.4	2.0	24.8	9.2	3.9

See “About Fund Performance” on page 20 for descriptions of the indexes.

Performance Summary for the Period Ended April 30, 2014

		Average Annual Total Returns[6]
		1 Year		5 Years		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	4.60%	13.48%	N/A	15.25%	N/A	4.90%	N/A
Investor A	4.45	13.23	7.28%	14.84	13.60%	4.50	3.70%
Class K	4.58	13.64	N/A	15.37	N/A	5.01	N/A
Class R	4.37	13.01	N/A	14.55	N/A	4.25	N/A
Russell 1000® Index	8.25	20.81	N/A	19.52	N/A	5.96	N/A
2045 Custom Benchmark	5.61	12.23	N/A	15.71	N/A	4.14	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A—Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

12	BLACKROCK FUNDS II	APRIL 30, 2014

LifePath Active 2050 Portfolio

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge. See “About Fund Performance” on page 20 for more information about the performance of Institutional Shares.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2050. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2050.”

[3]

This unmanaged broad-based index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 90% of the total market capitalization of the Russell 3000® Index.

[4]

The Fund compares its performance to that of a customized weighted index (the “2050 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructure on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

[5]	Commencement of operations.

Period	Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Dow Jones-UBS Commodity Index
4/20/07 to 1/03/08	—	80.0%	20.0%	N/A	N/A	N/A	N/A	N/A
1/04/08 to 11/26/12	10.0%	72.0	18.0	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	7.4	N/A	N/A	50.7%	1.9%	26.2%	9.8%	4.0%
5/01/13 to 10/31/13	8.5	N/A	N/A	49.2	1.7	26.4	10.2	4.0
11/01/13 to 4/30/14	9.5	N/A	N/A	48.2	1.8	26.4	10.2	3.9

See “About Fund Performance” on page 20 for descriptions of the indexes.

Performance Summary for the Period Ended April 30, 2014

		Average Annual Total Returns[6]
		1 Year		5 Years		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	4.85%	14.32%	N/A	15.52%	N/A	4.32%	N/A
Investor A	4.69	14.02	8.04%	15.09	13.85%	3.95	3.16%
Class K	4.91	14.49	N/A	15.64	N/A	4.43	N/A
Class R	4.51	13.74	N/A	14.80	N/A	3.70	N/A
Russell 1000® Index	8.25	20.81	N/A	19.52	N/A	5.96	N/A
2050 Custom Benchmark	5.83	12.93	N/A	16.01	N/A	4.33	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK FUNDS II	APRIL 30, 2014	13

LifePath Active 2055 Portfolio

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge. See “About Fund Performance” on page 20 for more information about the performance of Institutional Shares.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2055.

[3]

This unmanaged broad-based index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 90% of the total market capitalization of the Russell 3000® Index.

[4]

The Fund compares its performance to that of a customized weighted index (the “2055 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy.

[5]	Commencement of operations.

Period	Barclays U.S. Aggregate Bond Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Dow Jones-UBS Commodity Index
2/28/12 to 4/30/13	2.5%	52.5%	1.8%	27.8%	11.2%	4.2%
5/01/13 to 10/31/13	3.3	51.3	1.7	27.9	11.6	4.2
11/01/13 to 4/30/14	4.4	50.2	1.8	28.0	11.6	4.0

See “About Fund Performance” on page 20 for a description of the Custom Benchmark.

Performance Summary for the Period Ended April 30, 2014
		Average Annual Total Returns[6]
		1 Year		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	5.04%	14.77%	N/A	17.04	N/A
Investor A	4.89	14.52	8.51%	16.73	11.46%
Class K	5.12	14.86	N/A	17.12	N/A
Class R	4.74	14.16	N/A	16.41	N/A
Russell 1000® Index	8.25	20.81	N/A	23.35	N/A
2055 Custom Benchmark	6.02	13.53	N/A	16.47	N/A

[6]

Assuming maximum sales charges, if any. Aggregate total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Perfor- mance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on February 28, 2013.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

14	BLACKROCK FUNDS II	APRIL 30, 2014

LifePath Active 2015 Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies

Fixed Income Funds	52%
Equity Funds	39
Short-Term Securities	9

Ten Largest Holdings	Percent of Affiliated Investment Companies

Master Total Return Portfolio	37%
BlackRock Liquidity Funds, TempFund, Institutional Class	6
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	5
BlackRock Global Long/Short Credit Fund, Institutional Class	5
Master Basic Value LLC	4
iShares U.S. Technology ETF	4
BlackRock Low Duration Bond Portfolio, BlackRock Class	4
BlackRock Commodity Strategies Fund, Institutional Class	4
iShares U.S. Financials ETF	3
BlackRock Long-Horizon Equity Fund, Institutional Class	3

LifePath Active 2020 Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies

Equity Funds	49%
Fixed Income Funds	41
Short-Term Securities	10

Ten Largest Holdings	Percent of Affiliated Investment Companies

Master Total Return Portfolio	27%
BlackRock Liquidity Funds, TempFund, Institutional Class	7
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	5
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	4
BlackRock Global Long/Short Credit Fund, Institutional Class	4
Master Large Cap Growth Portfolio	4
iShares U.S. Financials ETF	4
Master Basic Value LLC	4
iShares U.S. Technology ETF	4
BlackRock Commodity Strategies Fund, Institutional Class	4

The Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

BLACKROCK FUNDS II	APRIL 30, 2014	15

LifePath Active 2025 Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies

Equity Funds	57%
Fixed Income Funds	36
Short-Term Securities	7

Ten Largest Holdings	Percent of Affiliated Investment Companies

Master Total Return Portfolio	23%
Master Large Cap Growth Portfolio	8
Master Basic Value LLC	7
BlackRock Long-Horizon Equity Fund, Institutional Class	5
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	5
BlackRock Global Long/Short Credit Fund, Institutional Class	5
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	4
BlackRock Liquidity Funds, TempFund, Institutional Class	4
iShares U.S. Technology ETF	4
BlackRock International Fund, Institutional Class	4

LifePath Active 2030 Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies

Equity Funds	66%
Fixed Income Funds	26
Short-Term Securities	8

Ten Largest Holdings	Percent of Affiliated Investment Companies

Master Total Return Portfolio	15%
Master Basic Value LLC	9
Master Large Cap Growth Portfolio	8
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	8
BlackRock Liquidity Funds, TempFund, Institutional Class	8
BlackRock Long-Horizon Equity Fund, Institutional Class	5
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	4
BlackRock Global Long/Short Credit Fund, Institutional Class	4
iShares U.S. Financials ETF	4
BlackRock Commodity Strategies Fund, Institutional Class	4

The Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

16	BLACKROCK FUNDS II	APRIL 30, 2014

LifePath Active 2035 Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies

Equity Funds	71%
Fixed Income Funds	19
Short-Term Securities	10

Ten Largest Holdings	Percent of Affiliated Investment Companies

Master Basic Value LLC	14%
Master Large Cap Growth Portfolio	9
Master Total Return Portfolio	8
BlackRock Liquidity Funds, TempFund, Institutional Class	8
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	6
BlackRock Long-Horizon Equity Fund, Institutional Class	5
BlackRock International Fund, Institutional Class	5
BlackRock Global Long/Short Credit Fund, Institutional Class	4
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	4
BlackRock Equity Dividend Fund, Institutional Class	4

LifePath Active 2040 Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies

Equity Funds	78%
Fixed Income Funds	16
Short-Term Securities	6

Ten Largest Holdings	Percent of Affiliated Investment Companies

Master Basic Value LLC	13%
Master Large Cap Growth Portfolio	10
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	9
BlackRock Long-Horizon Equity Fund, Institutional Class	6
BlackRock International Fund, Institutional Class	5
Master Total Return Portfolio	5
BlackRock Global Long/Short Credit Fund, Institutional Class	5
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	5
iShares International Developed Real Estate ETF	4
iShares U.S. Financials ETF	4

The Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

BLACKROCK FUNDS II	APRIL 30, 2014	17

LifePath Active 2045 Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies

Equity Funds	82%
Fixed Income Funds	11
Short-Term Securities	7

Ten Largest Holdings	Percent of Affiliated Investment Companies

Master Basic Value LLC	13%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	11
Master Large Cap Growth Portfolio	11
BlackRock International Fund, Institutional Class	7
BlackRock Long-Horizon Equity Fund, Institutional Class	7
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	5
iShares International Developed Real Estate ETF	4
BlackRock Equity Dividend Fund, Institutional Class	4
BlackRock Liquidity Funds, TempFund, Institutional Class	4
BlackRock Global Long/Short Credit Fund, Institutional Class	4

LifePath Active 2050 Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies

Equity Funds	88%
Short-Term Securities	7
Fixed Income Funds	5

Ten Largest Holdings	Percent of Affiliated Investment Companies

Master Basic Value LLC	17%
Master Large Cap Growth Portfolio	14
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	10
BlackRock Long-Horizon Equity Fund, Institutional Class	7
BlackRock International Fund, Institutional Class	6
BlackRock Liquidity Funds, TempFund, Institutional Class	5
iShares International Developed Real Estate ETF	5
BlackRock Equity Dividend Fund, Institutional Class	5
BlackRock Commodity Strategies Fund, Institutional Class	4
BlackRock International Opportunities Portfolio, Institutional Class	4

The Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

18	BLACKROCK FUNDS II	APRIL 30, 2014

LifePath Active 2055 Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies

Equity Funds	95%
Fixed Income Funds	3
Short-Term Securities	2

Ten Largest Holdings	Percent of Affiliated Investment Companies

Master Basic Value LLC	15%
Master Large Cap Growth Portfolio	14
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	12
BlackRock Long-Horizon Equity Fund, Institutional Class	8
iShares International Developed Real Estate ETF	7
BlackRock Equity Dividend Fund, Institutional Class	7
BlackRock International Fund, Institutional Class	6
BlackRock International Opportunities Portfolio, Institutional Class	5
BlackRock Commodity Strategies Fund, Institutional Class	4
iShares U.S. Financials ETF	3

The Fund’s allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

BLACKROCK FUNDS II	APRIL 30, 2014	19

About Fund Performance

•

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Prior to November 27, 2012, Institutional Shares performance results are those of Class K Shares restated to reflect Institutional Share fees.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase.

•

Class R Shares are not subject to any sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the performance tables on the previous pages assume reinvestment of all dividends and distributions, if any, at net asset value (“NAV”) on the ex-dividend/payable dates. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, waived and/or reimbursed a portion of each Fund’s expenses. Without such waiver and/or reimbursement, each Fund’s performance would have been lower. The Manager is under no obligation to waive or reimburse or to continue waiving or reimbursing its fees after the applicable termination date. See Note 5 of the Notes to Financial Statements for additional information on waivers and reimbursements.

Prior to November 27, 2012, the Funds’ Custom Benchmarks were comprised of the Barclays U.S. Aggregate Bond Index, the Russell 3000® Index and the MSCI EAFE Index. Effective November 27, 2012, the

Funds’ Custom Benchmarks are comprised of the Russell 1000® Index, Russell 2000® Index, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Dow Jones-UBS Commodity Index, Barclays U.S. Aggregate Bond Index and Barclays TIPS Index.

The Barclays U.S. Aggregate Bond Index is an unmanaged market-weighted index comprised of investment grade corporate bonds (rated BBB or better), mortgages and U.S. Treasury and government agency issues with at least one year to maturity. The Russell 3000® Index is an unmanaged index comprised of the 3,000 largest U.S. companies as determined by total market capitalization. The MSCI EAFE Index is an unmanaged broad-based index that measures the total returns of developed foreign stock markets in Europe, Australasia and the Far East. The Russell 1000® Index is an unmanaged index comprised of the 1,000 largest U.S. companies as determined by total market capitalization. The Russell 2000® Index is an unmanaged index comprised of the 2,000 largest U.S. companies as determined by total market capitalization. The MSCI All Country World ex-U.S. Investable Market Index measures the investment return of stocks issued by companies located outside the United States. The FTSE EPRA/NAREIT Developed Real Estate Index measures the stock performance of companies engaged in the ownership and development of real estate markets in developed countries as defined by FTSE EPRA/NAREIT. The Dow Jones-UBS Commodity Index is a broadly diversified index that allows investors to track commodity futures through a single, simple measure. The Dow Jones-UBS Commodity Index is composed of futures contracts on physical commodities. The Dow Jones-UBS Commodity Index is designed to minimize concentration in any one commodity or sector. The Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index is an index that includes all publicly issued, U.S. Treasury inflation protected securities (“TIPS”) that have at least one year remaining maturity, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody’s Investors Service or BBB- by S&P), are fixed rate, and have more than $250 million or more par value outstanding. The customized weighted index for each Fund is created by BlackRock and is adjusted periodically to represent the weightings of the unmanaged indices as compared to each Fund’s glidepath.

20	BLACKROCK FUNDS II	APRIL 30, 2014

Disclosure of Expenses

Shareholders of the Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other Fund expenses. The expense examples on the next page (which are based on a hypothetical investment of $1,000 invested on November 1, 2013 and held through April 30, 2014) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the headings entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments, including financial futures contracts, as specified in Note 4 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to hedge market, equity and/or interest rate risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Funds’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require a Fund to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation a Fund can realize on an investment, may result in lower dividends paid to shareholders and/or may cause a Fund to hold an investment that it might otherwise sell. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2014	21

Expense Examples
	Actual			Hypothetical[1]
	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During the Period[2]	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During the Period[2]	Annualized Expense Ratio
LifePath Active 2015 Portfolio
Institutional	$1,000.00	$1,040.70	$1.21	$1,000.00	$1,023.60	$1.20	0.24%
Investor A	$1,000.00	$1,040.20	$2.43	$1,000.00	$1,022.41	$2.41	0.48%
Class K	$1,000.00	$1,041.00	$0.66	$1,000.00	$1,024.15	$0.65	0.13%
Class R	$1,000.00	$1,038.50	$3.64	$1,000.00	$1,021.22	$3.61	0.72%
LifePath Active 2020 Portfolio
Institutional	$1,000.00	$1,039.40	$1.16	$1,000.00	$1,023.65	$1.15	0.23%
Investor A	$1,000.00	$1,037.90	$2.37	$1,000.00	$1,022.46	$2.36	0.47%
Class K	$1,000.00	$1,039.90	$0.61	$1,000.00	$1,024.20	$0.60	0.12%
Class R	$1,000.00	$1,036.90	$3.59	$1,000.00	$1,021.27	$3.56	0.71%
LifePath Active 2025 Portfolio
Institutional	$1,000.00	$1,045.70	$1.01	$1,000.00	$1,023.80	$1.00	0.20%
Investor A	$1,000.00	$1,044.00	$2.48	$1,000.00	$1,022.36	$2.46	0.49%
Class K	$1,000.00	$1,046.70	$0.71	$1,000.00	$1,024.10	$0.70	0.14%
Class R	$1,000.00	$1,043.60	$3.70	$1,000.00	$1,021.17	$3.66	0.73%
LifePath Active 2030 Portfolio
Institutional	$1,000.00	$1,044.30	$1.17	$1,000.00	$1,023.65	$1.15	0.23%
Investor A	$1,000.00	$1,043.10	$2.43	$1,000.00	$1,022.41	$2.41	0.48%
Class K	$1,000.00	$1,044.90	$0.66	$1,000.00	$1,024.15	$0.65	0.13%
Class R	$1,000.00	$1,042.00	$3.65	$1,000.00	$1,021.22	$3.61	0.72%
LifePath Active 2035 Portfolio
Institutional	$1,000.00	$1,047.10	$1.27	$1,000.00	$1,023.55	$1.25	0.25%
Investor A	$1,000.00	$1,045.50	$2.49	$1,000.00	$1,022.36	$2.46	0.49%
Class K	$1,000.00	$1,047.20	$0.71	$1,000.00	$1,024.10	$0.70	0.14%
Class R	$1,000.00	$1,044.50	$3.70	$1,000.00	$1,021.17	$3.66	0.73%
LifePath Active 2040 Portfolio
Institutional	$1,000.00	$1,045.30	$1.22	$1,000.00	$1,023.60	$1.20	0.24%
Investor A	$1,000.00	$1,044.50	$2.48	$1,000.00	$1,022.36	$2.46	0.49%
Class K	$1,000.00	$1,047.00	$0.71	$1,000.00	$1,024.10	$0.70	0.14%
Class R	$1,000.00	$1,043.50	$3.70	$1,000.00	$1,021.17	$3.66	0.73%
LifePath Active 2045 Portfolio
Institutional	$1,000.00	$1,046.00	$1.22	$1,000.00	$1,023.60	$1.20	0.24%
Investor A	$1,000.00	$1,044.50	$2.48	$1,000.00	$1,022.36	$2.46	0.49%
Class K	$1,000.00	$1,045.80	$0.71	$1,000.00	$1,024.10	$0.70	0.14%
Class R	$1,000.00	$1,043.70	$3.70	$1,000.00	$1,021.17	$3.66	0.73%
LifePath Active 2050 Portfolio
Institutional	$1,000.00	$1,048.50	$1.37	$1,000.00	$1,023.46	$1.35	0.27%
Investor A	$1,000.00	$1,046.90	$2.59	$1,000.00	$1,022.27	$2.56	0.51%
Class K	$1,000.00	$1,049.10	$0.81	$1,000.00	$1,024.00	$0.80	0.16%
Class R	$1,000.00	$1,045.10	$3.80	$1,000.00	$1,021.08	$3.76	0.75%
LifePath Active 2055 Portfolio
Institutional	$1,000.00	$1,050.04	$1.37	$1,000.00	$1,023.46	$1.35	0.27%
Investor A	$1,000.00	$1,048.90	$2.69	$1,000.00	$1,022.17	$2.66	0.53%
Class K	$1,000.00	$1,051.20	$0.86	$1,000.00	$1,023.95	$0.85	0.17%
Class R	$1,000.00	$1,047.40	$3.91	$1,000.00	$1,020.98	$3.86	0.77%

[1]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

[2]

Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one- half year period shown). Because the Fund invests in Master Portfolios, the expense example reflects the expenses of both the Fund and the Master Portfolios in which it invests. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

See “Disclosure of Expenses” on page 21 for further information on how expenses were calculated.

22	BLACKROCK FUNDS II	APRIL 30, 2014

Schedule of Investments April 30, 2014 (Unaudited)	LifePath Active 2015 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 40.2%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	21,823	$594,250
BlackRock Commodity Strategies Fund, Institutional Class (b)	85,869	862,979
BlackRock Emerging Markets Fund, Inc., Institutional Class	17,300	336,309
BlackRock Equity Dividend Fund, Institutional Class	14,072	347,870
BlackRock EuroFund, Institutional Class	20,573	348,505
BlackRock International Fund, Institutional Class	17,746	270,622
BlackRock International Opportunities Portfolio, Institutional Class	3,808	154,548
BlackRock Long-Horizon Equity Fund, Institutional Class	48,849	730,297
BlackRock Pacific Fund, Inc., Institutional Class	19,241	352,301
iShares International Developed Real Estate ETF	3,061	94,524
iShares MSCI Germany ETF	14,905	472,190
iShares MSCI Japan ETF	23,934	265,189
iShares Russell 2000 ETF (c)	5,858	655,979
iShares U.S. Financials ETF	10,221	821,257
iShares U.S. Healthcare ETF	4,425	539,939
iShares U.S. Technology ETF	10,195	926,522
Master Basic Value LLC	$949,870	949,870
Master Large Cap Growth Portfolio	$545,100	545,100

		9,268,251

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 53.6%
BlackRock Global Long/Short Credit Fund, Institutional Class	101,232	$1,106,463
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	48,668	531,456
BlackRock Low Duration Bond Portfolio, BlackRock Class	91,444	895,240
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	107,672	1,109,017
Master Total Return Portfolio	$8,713,305	8,713,305

		12,355,481

Short-Term Securities — 9.5%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (d)	1,526,293	1,526,293
BlackRock Liquidity Series, LLC, Money Market Series, 0.18% (d)(e)	$658,187	658,187

		2,184,480

Total Affiliated Investment Companies (Cost — $22,252,147) — 103.3%		23,808,212
Liabilities in Excess of Other Assets — (3.3)%		(768,973)

Net Assets — 100.0%		$23,039,239

Portfolio Abbreviation
ETF Exchange Traded Fund

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2014	23

Schedule of Investments (continued)	LifePath Active 2015 Portfolio

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Fund during the six months ended April 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at April 30, 2014	Value at April 30, 2014	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	28,765	14,578		21,520		21,823	$594,250	—	$247,962
BlackRock Commodity Strategies Fund, Inc., Institutional Class	28,312	57,557		—		85,869	$862,979	—	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	—	17,300		—		17,300	$336,309	$1,870	—
BlackRock Equity Dividend Fund, Institutional Class	4,782	16,085		6,795		14,072	$347,870	$1,748	$37,276
BlackRock EuroFund, Institutional Class	23,500	306		3,233		20,573	$348,505	$4,797	$5,327
BlackRock Global Long/Short Credit Fund, Institutional Class	100,476	756		—		101,232	$1,106,463	$8,205	—
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	47,702	966		—		48,668	$531,456	$1,493	$8,756
BlackRock International Fund, Institutional Class	20,937	396		3,587		17,746	$270,622	$5,864	$5,731
BlackRock International Opportunities Portfolio, Institutional Class	5,079	22		1,293		3,808	$154,548	$375	$28,912
BlackRock Liquidity Funds, TempFund, Institutional Class	759,773	766,520	[1]	—		1,526,293	$1,526,293	$246	—
BlackRock Liquidity Series, LLC, Money Market Series	—	$658,186	[1]	—		$658,186	$658,187	$862	—
BlackRock Long-Horizon Equity Fund, Institutional Class	49,251	1,825		2,227		48,849	$730,297	$9,063	$17,340
BlackRock Low Duration Bond Portfolio, BlackRock Class	90,405	1,039		—		91,444	$895,240	$10,156	—
BlackRock Pacific Fund, Inc., Institutional Class	19,788	2,420		2,967		19,241	$352,301	$4,307	$35,520
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	106,437	1,235		—		107,672	$1,109,017	$12,743	—
iShares International Developed Real Estate ETF	3,061	—		—		3,061	$94,524	$8,662	—
iShares MSCI Germany ETF	14,905	—		—		14,905	$472,190	—	—
iShares MSCI Japan ETF	47,661	18,290		42,017		23,934	$265,189	$495	$31,689
iShares MSCI Mexico Capped ETF	5,168	—		5,168		—	—	—	$(27,823)
iShares Russell 2000 ETF	5,858	—		—		5,858	$655,979	$4,328	—
iShares U.S. Financials ETF	10,221	—		—		10,221	$821,257	$6,834	—
iShares U.S. Healthcare ETF	—	4,425		—		4,425	$539,939	$1,293	—
iShares U.S. Technology ETF	10,195	—		—		10,195	$926,522	$5,248	—
Master Basic Value LLC	$1,087,388	—		$137,518	[2]	$949,870	$949,870	$10,162	$100,637
Master Large Cap Growth Portfolio	$778,186	—		$233,086	[2]	$545,100	$545,100	$5,695	$33,847
Master Total Return Portfolio	$8,408,183	$305,122	[1]	—		$8,713,305	$8,713,305	$180,283	$85,863

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

See Notes to Financial Statements.

24	BLACKROCK FUNDS II	APRIL 30, 2014

Schedule of Investments (concluded)	LifePath Active 2015 Portfolio

•	Financial futures contracts outstanding as of April 30, 2014 were as follows:

Contracts Purchased/ (Sold}	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation/ (Depreciation)
11	Australian Government Bonds (10 Year)	Sydney	June 2014	$1,194,503	$14,408
(2)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	June 2014	$248,844	(1,935)
Total					$12,473

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$12,941,750	$10,866,462	—	$23,808,212

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$14,408	—	—	$14,408
Liabilities:
Interest rate contracts	(1,935)	—	—	(1,935)
Total	$12,473	—	—	$12,473

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial statement purposes. As of April 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$28,000	—	—	$28,000
Liabilities:
Collateral on securities loaned at value	—	$(658,187)	—	(658,187)
Total	$28,000	$(658,187)	—	$(630,187)

There were no transfers between levels during the six months ended April 30, 2014.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2014	25

Schedule of Investments April 30, 2014 (Unaudited)	LifePath Active 2020 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 50.4%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	52,103	$1,418,771
BlackRock Commodity Strategies Fund, Institutional Class (b)	107,156	1,076,920
BlackRock Emerging Markets Fund, Inc., Institutional Class	21,487	417,708
BlackRock Equity Dividend Fund, Institutional Class	28,137	695,550
BlackRock EuroFund, Institutional Class	22,010	372,843
BlackRock International Fund, Institutional Class	56,812	866,379
BlackRock International Opportunities Portfolio, Institutional Class	13,078	530,845
BlackRock Long-Horizon Equity Fund, Institutional Class	71,968	1,075,922
BlackRock Pacific Fund, Inc., Institutional Class	27,484	503,233
iShares International Developed Real Estate ETF	10,208	315,223
iShares MSCI Germany ETF	18,358	581,581
iShares MSCI Japan ETF	34,944	387,180
iShares Russell 2000 ETF (c)	8,664	970,195
iShares U.S. Financials ETF	15,804	1,269,851
iShares U.S. Healthcare ETF	4,792	584,720
iShares U.S. Technology ETF	12,130	1,102,374
Master Basic Value LLC	$1,206,426	1,206,426
Master Large Cap Growth Portfolio	$1,334,994	1,334,994

		14,710,715

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 42.0%
BlackRock Global Long/Short Credit Fund, Institutional Class	123,282	$1,347,471
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	66,220	723,124
BlackRock Low Duration Bond Portfolio, BlackRock Class	71,997	704,855
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	130,994	1,349,239
Master Total Return Portfolio	$8,108,930	8,108,930

		12,233,619

Short-Term Securities — 10.8%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (d)	2,184,273	2,184,273
BlackRock Liquidity Series, LLC, Money Market Series, 0.18% (d)(e)	$973,490	973,490

		3,157,763

Total Affiliated Investment Companies (Cost — $27,673,103) — 103.2%		30,102,097
Liabilities in Excess of Other Assets — (3.2)%		(933,558)

Net Assets — 100.0%		$29,168,539

See Notes to Financial Statements.

26	BLACKROCK FUNDS II	APRIL 30, 2014

Schedule of Investments (continued)	LifePath Active 2020 Portfolio

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Fund during the six months ended April 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at April 30, 2014	Value at April 30, 2014	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	37,216	37,557		22,670		52,103	$1,418,771	—	$278,439
BlackRock Commodity Strategies Fund, Inc., Institutional Class	40,205	66,951		—		107,156	$1,076,920	—	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	—	21,487		—		21,487	$417,708	$2,323	—
BlackRock Equity Dividend Fund, Institutional Class	17,397	28,563		17,823		28,137	$695,550	$4,838	$94,247
BlackRock EuroFund, Institutional Class	20,986	4,740		3,716		22,010	$372,843	$4,284	$6,157
BlackRock Global Long/Short Credit Fund, Institutional Class	122,361	921		—		123,282	$1,347,471	$9,993	—
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	64,906	1,314		—		66,220	$723,124	$2,032	$11,913
BlackRock International Fund, Institutional Class	54,900	6,034		4,122		56,812	$866,379	$15,378	$4,014
BlackRock International Opportunities Portfolio, Institutional Class	12,701	1,863		1,486		13,078	$530,845	$938	$11,384
BlackRock Liquidity Funds, TempFund, Institutional Class	1,080,356	1,103,917	[1]	—		2,184,273	$2,184,273	$284	—
BlackRock Liquidity Series, LLC, Money Market Series	—	$973,490	[1]	—		$973,490	$973,490	$1,685	—
BlackRock Long-Horizon Equity Fund, Institutional Class	75,946	2,814		6,792		71,968	$1,075,922	$13,975	$30,379
BlackRock Low Duration Bond Portfolio, BlackRock Class	71,179	818		—		71,997	$704,855	$7,996	—
BlackRock Pacific Fund, Inc., Institutional Class	23,816	7,077		3,409		27,484	$503,223	$5,184	$43,016
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	129,492	1,502		—		130,994	$1,349,239	$15,522	—
iShares International Developed Real Estate ETF	10,208	—		—		10,208	$315,223	$28,888	—
iShares MSCI Germany ETF	18,358	—		—		18,358	$581,581	—	—
iShares MSCI Japan ETF	64,413	21,331		50,800		34,944	$387,180	$1,194	$27,906
iShares MSCI Mexico Capped ETF	6,380	—		6,380		—	—	—	$(35,264)
iShares Russell 2000 ETF	8,664	—		—		8,664	$970,195	$6,401	—
iShares U.S. Financials ETF	15,804	—		—		15,804	$1,269,851	$10,567	—
iShares U.S. Healthcare ETF	—	4,792		—		4,792	$584,720	$1,400	—
iShares U.S. Technology ETF	12,130	—		—		12,130	$1,102,374	$6,245	—
Master Basic Value LLC	$1,921,603	—		$715,177	[2]	$1,206,426	$1,206,426	$15,681	$157,561
Master Large Cap Growth Portfolio	$1,555,957	—		$220,963	[2]	$1,334,994	$1,334,994	$10,113	$62,853
Master Total Return Portfolio	$7,824,993	$283,937	[1]	—		$8,108,930	$8,108,930	$167,779	$79,973

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2014	27

Schedule of Investments (concluded)	LifePath Active 2020 Portfolio

•	Financial futures contracts outstanding as of April 30, 2014 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation/ (Depreciation)
15	Australian Government Bonds (10 Year)	Sydney	June 2014	$1,628,869	$19,647
(11)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	June 2014	$1,368,641	(10,643)
Total					$9,004

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$18,478,257	$11,623,840	—	$30,102,097

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$19,647	—	—	$19,647
Liabilities:
Interest rate contracts	(10,643)	—	—	(10,643)
Total	$9,004	—	—	$9,004

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial statement purposes. As of April 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$50,000	—	—	$50,000
Liabilities:
Collateral on securities loaned at value	—	$(973,490)	—	(973,490)
Total	$50,000	$(973,490)	—	$(923,490)

There were no transfers between levels during the six months ended April 30, 2014.

See Notes to Financial Statements.

28	BLACKROCK FUNDS II	APRIL 30, 2014

Schedule of Investments April 30, 2014 (Unaudited)	LifePath Active 2025 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 58.6%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	40,771	$1,110,192
BlackRock Commodity Strategies Fund, Institutional Class (b)	100,382	1,008,838
BlackRock Emerging Markets Fund, Inc., Institutional Class	19,881	386,481
BlackRock Equity Dividend Fund, Institutional Class	20,175	498,735
BlackRock EuroFund, Institutional Class	21,386	362,278
BlackRock International Fund, Institutional Class	66,665	1,016,638
BlackRock International Opportunities Portfolio, Institutional Class	12,738	517,051
BlackRock Long-Horizon Equity Fund, Institutional Class	91,892	1,373,781
BlackRock Pacific Fund, Inc., Institutional Class	33,470	612,828
iShares International Developed Real Estate ETF	14,354	443,252
iShares MSCI Germany ETF	19,272	610,537
iShares MSCI Japan ETF	34,967	387,434
iShares Russell 2000 ETF (c)	5,877	658,107
iShares U.S. Financials ETF	12,324	990,233
iShares U.S. Healthcare ETF	5,597	682,946
iShares U.S. Technology ETF	11,564	1,050,936
Master Basic Value LLC	$1,867,995	1,867,995
Master Large Cap Growth Portfolio	$2,165,243	2,165,243

		15,743,505

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 37.1%
BlackRock Global Long/Short Credit Fund, Institutional Class	123,106	$1,345,544
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	42,840	467,808
BlackRock Low Duration Bond Portfolio, BlackRock Class	61,721	604,245
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	130,739	1,346,614
Master Total Return Portfolio	$6,188,655	6,188,655

		9,952,866

Short-Term Securities — 6.5%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (d)	1,094,555	1,094,555
BlackRock Liquidity Series, LLC, Money Market Series, 0.18% (d)(e)	$660,343	660,343

		1,754,898

Total Affiliated Investment Companies (Cost — $25,082,141) — 102.2%		27,451,269
Liabilities in Excess of Other Assets — (2.2)%		(600,403)

Net Assets — 100.0%		$26,850,866

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2014	29

Schedule of Investments (continued)	LifePath Active 2025 Portfolio

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Fund during the six months ended April 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at April 30, 2014	Value at April 30, 2014	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	56,805	25,900		41,934		40,771	$1,110,192	—	$354,971
BlackRock Commodity Strategies Fund, Inc., Institutional Class	31,034	69,348		—		100,382	$1,008,838	—	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	—	19,881		—		19,881	$386,481	$2,149	—
BlackRock Equity Dividend Fund, Institutional Class	17,372	11,029		8,226		20,175	$498,735	$3,885	$43,649
BlackRock EuroFund, Institutional Class	25,088	327		4,029		21,386	$362,278	$5,121	$6,661
BlackRock Global Long/Short Credit Fund, Institutional Class	122,186	920		—		123,106	$1,345,544	$9,978	—
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	41,989	851		—		42,840	$467,808	$1,314	$7,707
BlackRock International Fund, Institutional Class	69,814	1,321		4,470		66,665	$1,016,638	$19,555	$2,515
BlackRock International Opportunities Portfolio, Institutional Class	14,288	61		1,611		12,738	$517,051	$1,055	$7,350
BlackRock Liquidity Funds, TempFund, Institutional Class	1,199,801	1,326,376	[1]	105,246	[2]	1,094,555	$1,094,555	$333	—
BlackRock Liquidity Series, LLC, Money Market Series	—	$660,343	[1]	—		$660,343	$660,343	$1,252	—
BlackRock Long-Horizon Equity Fund, Institutional Class	88,022	3,870		—		91,892	$1,373,781	$16,197	$29,165
BlackRock Low Duration Bond Portfolio, BlackRock Class	61,019	702		—		61,721	$604,245	$6,855	—
BlackRock Pacific Fund, Inc., Institutional Class	33,117	4,050		3,697		33,470	$612,828	$7,208	$61,525
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	129,240	1,499		—		130,739	$1,346,614	$15,463	—
iShares International Developed Real Estate ETF	14,354	—		—		14,354	$443,252	$40,622	—
iShares MSCI Germany ETF	17,021	2,251		—		19,272	$610,537	—	—
iShares MSCI Japan ETF	54,859	23,019		42,911		34,967	$387,434	$1,048	$25,330
iShares MSCI Mexico Capped ETF	5,911	—		5,911		—	—	—	$(31,425)
iShares Russell 2000 ETF	5,877	—		—		5,877	$658,107	$4,342	—
iShares U.S. Financials ETF	12,324	—		—		12,324	$990,233	$8,240	—
iShares U.S. Healthcare ETF	—	5,597		—		5,597	$682,946	$1,636	—
iShares U.S. Technology ETF	11,564	—		—		11,564	$1,050,936	$5,953	—
Master Basic Value LLC	$2,645,627	—		$777,632	[2]	$1,867,995	$1,867,995	$26,563	$264,832
Master Large Cap Growth Portfolio	$2,160,177	$5,066	[1]	—		$2,165,243	$2,165,243	$16,714	$105,712
Master Total Return Portfolio	$5,971,985	$216,670	[1]	—		$6,188,655	$6,188,655	$128,047	$60,960

[1]	Represents net beneficial interest purchased.

[2]	Represents net shares/beneficial interest sold.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

See Notes to Financial Statements.

30	BLACKROCK FUNDS II	APRIL 30, 2014

Schedule of Investments (concluded)	LifePath Active 2025 Portfolio

•	Financial futures contracts outstanding as of April 30, 2014 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation/ (Depreciation)
14	Australian Government Bonds (10 Year)	Sydney	June 2014	$1,520,278	$18,337
(5)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	June 2014	$622,109	(4,838)
Total					$13,499

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$16,569,033	$10,882,236	—	$27,451,269

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$18,337	—	—	$18,337
Liabilities:
Interest rate contracts	(4,838)	—	—	(4,838)
Total	$13,499	—	—	$13,499

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial statement purposes. As of April 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$39,700	—	—	$39,700
Liabilities:
Collateral on securities loaned at value	—	$(660,343)	—	(660,343)
Total	$39,700	$(660,343)	—	$(620,643)

There were no transfers between levels during the six months ended April 30, 2014.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2014	31

Schedule of Investments April 30, 2014 (Unaudited)	LifePath Active 2030 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 66.0%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	85,749	$2,334,956
BlackRock Commodity Strategies Fund, Institutional Class (b)	109,977	1,105,273
BlackRock Emerging Markets Fund, Inc., Institutional Class	20,043	389,638
BlackRock Equity Dividend Fund, Institutional Class	37,246	920,728
BlackRock EuroFund, Institutional Class	24,911	421,999
BlackRock International Fund, Institutional Class	70,530	1,075,588
BlackRock International Opportunities Portfolio, Institutional Class	14,516	589,190
BlackRock Long-Horizon Equity Fund, Institutional Class	100,648	1,504,687
BlackRock Pacific Fund, Inc., Institutional Class	34,151	625,300
iShares International Developed Real Estate ETF	18,823	581,254
iShares MSCI Germany ETF	25,903	820,607
iShares MSCI Japan ETF	41,102	455,410
iShares Russell 2000 ETF (c)	2,282	255,538
iShares U.S. Financials ETF	14,968	1,202,679
iShares U.S. Healthcare ETF	6,650	811,433
iShares U.S. Technology ETF	11,734	1,066,386
Master Basic Value LLC	$2,625,878	2,625,878
Master Large Cap Growth Portfolio	$2,432,972	2,432,972

		19,219,516

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 26.3%
BlackRock Global Long/Short Credit Fund, Institutional Class	118,309	$1,293,113
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	33,004	360,399
BlackRock Low Duration Bond Portfolio, BlackRock Class	46,190	452,199
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	126,231	1,300,180
Master Total Return Portfolio	$4,270,226	4,270,226

		7,676,117

Short-Term Securities — 8.5%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (d)	2,209,731	2,209,731
BlackRock Liquidity Series, LLC, Money Market Series, 0.18% (d)(e)	$256,397	256,397

		2,466,128
Total Affiliated Investment Companies (Cost — $26,379,876) — 100.8%		29,361,761
Liabilities in Excess of Other Assets — (0.8)%		(219,368)

Net Assets — 100.0%		$29,142,393

See Notes to Financial Statements.

32	BLACKROCK FUNDS II	APRIL 30, 2014

Schedule of Investments (continued)	LifePath Active 2030 Portfolio

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Fund during the six months ended April 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at April 30, 2014	Value at April 30, 2014	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	64,593	37,321		16,165		85,749	$2,334,956	—	$294,887
BlackRock Commodity Strategies Fund, Inc., Institutional Class	36,954	73,023		—		109,977	$1,105,273	—	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	—	20,043		—		20,043	$389,638	$2,167	—
BlackRock Equity Dividend Fund, Institutional Class	33,330	14,848		10,932		37,246	$920,728	$8,213	$63,706
BlackRock EuroFund, Institutional Class	28,421	370		3,880		24,911	$421,999	$5,801	$6,390
BlackRock Global Long/Short Credit Fund, Institutional Class	117,425	884		—		118,309	$1,293,113	$9,589	—
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	32,348	656		—		33,004	$360,399	$1,012	$5,938
BlackRock International Fund, Institutional Class	73,445	1,390		4,305		70,530	$1,075,588	$20,572	$2,403
BlackRock International Opportunities Portfolio, Institutional Class	15,998	69		1,551		14,516	$589,190	$1,181	$7,281
BlackRock Liquidity Funds, TempFund, Institutional Class	1,152,930	1,176,641	[1]	—		2,209,731	$2,209,731	$350	—
BlackRock Liquidity Series, LLC, Money Market Series	—	$256,397	[1]	—		$256,397	$256,397	$1,390	—
BlackRock Long-Horizon Equity Fund, Institutional Class	95,332	5,316		—		100,648	$1,504,687	$17,541	$31,587
BlackRock Low Duration Bond Portfolio, BlackRock Class	45,665	525		—		46,190	$452,199	$5,130	—
BlackRock Pacific Fund, Inc., Institutional Class	33,602	4,109		3,560		34,151	$625,300	$7,314	$62,740
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	124,784	1,447		—		126,231	$1,300,180	$14,923	—
iShares International Developed Real Estate ETF	18,823	—		—		18,823	$581,254	$53,268	—
iShares MSCI Germany ETF	17,218	8,685		—		25,903	$820,607	—	—
iShares MSCI Japan ETF	63,189	21,942		44,029		41,102	$455,410	$1,681	$19,502
iShares MSCI Mexico Capped ETF	5,986	—		5,986		—	—	—	$(33,204)
iShares Russell 2000 ETF	2,282	—		—		2,282	$255,538	$1,686	—
iShares U.S. Financials ETF	14,968	—		—		14,968	$1,202,679	$10,008	—
iShares U.S. Healthcare ETF	—	6,650		—		6,650	$811,433	$1,943	—
iShares U.S. Technology ETF	11,734	—		—		11,734	$1,066,386	$6,040	—
Master Basic Value LLC	$2,797,098	—		$171,220	[2]	$2,625,878	$2,625,878	$28,772	$288,218
Master Large Cap Growth Portfolio	$2,206,248	$226,724	[1]	—		$2,432,972	$2,432,972	$17,961	$114,268
Master Total Return Portfolio	$4,120,728	$149,498	[1]	—		$4,270,226	$4,270,226	$88,353	$42,152

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2014	33

Schedule of Investments (concluded)	LifePath Active 2030 Portfolio

•	Financial futures contracts outstanding as of April 30, 2014 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation/ (Depreciation)
14	Australian Government Bonds (10 Year)	Sydney	June 2014	$1,520,278	$18,337
(6)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	June 2014	$746,531	(5,805)
Total					$12,532

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$19,776,288	$9,585,473	—	$29,361,761

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$18,337	—	—	$18,337
Liabilities:
Interest rate contracts	(5,805)	—	—	(5,805)
Total	$12,532	—	—	$12,532

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial statement purposes. As of April 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$41,930	—	—	$41,930
Liabilities:
Collateral on securities loaned at value	—	$(256,397)	—	(256,397)
Total	$41,930	$(256,397)	—	$(214,467)

There were no transfers between levels during the six months ended April 30, 2014.

See Notes to Financial Statements.

34	BLACKROCK FUNDS II	APRIL 30, 2014

Schedule of Investments April 30, 2014 (Unaudited)	LifePath Active 2035 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 72.1%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	39,069	$1,063,840
BlackRock Commodity Strategies Fund, Institutional Class (b)	60,058	603,586
BlackRock Emerging Markets Fund, Inc., Institutional Class	10,042	195,226
BlackRock Equity Dividend Fund, Institutional Class	24,875	614,909
BlackRock EuroFund, Institutional Class	7,259	122,972
BlackRock International Fund, Institutional Class	49,409	753,489
BlackRock International Opportunities Portfolio, Institutional Class	10,550	428,225
BlackRock Long-Horizon Equity Fund, Institutional Class	60,426	903,366
BlackRock Pacific Fund, Inc., Institutional Class	17,132	313,686
iShares International Developed Real Estate ETF	15,323	473,174
iShares MSCI Germany ETF	10,960	347,213
iShares MSCI Japan ETF	22,790	252,513
iShares Russell 2000 ETF (c)	3,568	399,545
iShares U.S. Financials ETF	6,655	534,729
iShares U.S. Healthcare ETF	2,958	360,935
iShares U.S. Technology ETF	5,934	539,282
Master Basic Value LLC	$2,347,890	2,347,890
Master Large Cap Growth Portfolio	$1,483,207	1,483,207

		11,737,787

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 19.8%
BlackRock Global Long/Short Credit Fund, Institutional Class	64,238	$702,119
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	10,314	112,627
BlackRock Low Duration Bond Portfolio, BlackRock Class	36,556	357,880
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	68,136	701,801
Master Total Return Portfolio	$1,339,970	1,339,970

		3,214,397

Short-Term Securities — 10.4%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (d)	1,289,744	1,289,744
BlackRock Liquidity Series, LLC, Money Market Series, 0.18% (d)(e)	$400,882	400,882

		1,690,626

Total Affiliated Investment Companies (Cost — $15,009,376) — 102.3%		16,642,810
Liabilities in Excess of Other Assets — (2.3)%		(376,626)

Net Assets — 100.0%		$16,266,184

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2014	35

Schedule of Investments (continued)	LifePath Active 2035 Portfolio

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Fund during the six months ended April 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2013	Shares/ Beneficial Interest Purchased		Shares Sold	Shares/ Beneficial Interest Held at April 30, 2014	Value at April 30, 2014	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	31,944	18,600		11,475	39,069	$1,063,840	—	$155,639
BlackRock Commodity Strategies Fund, Inc., Institutional Class	18,701	41,357		—	60,058	$603,586	—	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	—	10,042		—	10,042	$195,226	$1,086	—
BlackRock Equity Dividend Fund, Institutional Class	21,082	9,831		6,038	24,875	$614,909	$4,978	$34,117
BlackRock EuroFund, Institutional Class	9,252	120		2,113	7,259	$122,972	$1,889	$3,518
BlackRock Global Long/Short Credit Fund, Institutional Class	63,758	480		—	64,238	$702,119	$5,207	—
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	10,109	205		—	10,314	$112,627	$316	$1,856
BlackRock International Fund, Institutional Class	50,793	961		2,345	49,409	$753,489	$14,227	$1,277
BlackRock International Opportunities Portfolio, Institutional Class	11,347	49		846	10,550	$428,225	$838	$4,210
BlackRock Liquidity Funds, TempFund, Institutional Class	561,774	727,970	[1]	—	1,289,744	$1,289,744	$189	—
BlackRock Liquidity Series, LLC, Money Market Series	—	$400,882	[1]	—	$400,882	$400,882	$553	—
BlackRock Long-Horizon Equity Fund, Institutional Class	56,548	3,878		—	60,426	$903,366	$10,405	$18,736
BlackRock Low Duration Bond Portfolio, BlackRock Class	36,140	416		—	36,556	$357,880	$4,060	—
BlackRock Pacific Fund, Inc., Institutional Class	16,994	2,078		1,940	17,132	$313,686	$3,699	$31,502
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	67,355	781		—	68,136	$701,801	$8,044	—
iShares International Developed Real Estate ETF	15,323	—		—	15,323	$473,174	$43,364	—
iShares MSCI Germany ETF	8,594	2,366		—	10,960	$347,213	—	—
iShares MSCI Japan ETF	22,635	12,128		11,973	22,790	$252,513	$935	$1,513
iShares MSCI Mexico Capped ETF	2,995	—		2,995	—	—	—	$(16,222)
iShares Russell 2000 ETF	3,568	—		—	3,568	$399,545	$2,636	—
iShares U.S. Financials ETF	6,655	—		—	6,655	$534,729	$4,449	—
iShares U.S. Healthcare ETF	—	2,958		—	2,958	$360,935	$864	—
iShares U.S. Technology ETF	5,934	—		—	5,934	$539,282	$3,054	—
Master Basic Value LLC	$1,932,226	$415,664	[1]	—	$2,347,890	$2,347,890	$21,379	$218,258
Master Large Cap Growth Portfolio	$1,408,636	$74,571	[1]	—	$1,483,207	$1,483,207	$10,891	$69,372
Master Total Return Portfolio	$1,293,056	$46,914	[1]	—	$1,339,970	$1,339,970	$27,725	$13,052

[1]	Represents net shares/beneficial interest purchased.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

See Notes to Financial Statements.

36	BLACKROCK FUNDS II	APRIL 30, 2014

Schedule of Investments (concluded)	LifePath Active 2035 Portfolio

•	Financial futures contracts outstanding as of April 30, 2014 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation/ (Depreciation)
8	Australian Government Bonds (10 Year)	Sydney	June 2014	$868,730	$10,479
(3)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	June 2014	$373,266	(2,903)
Total					$7,576

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unob servable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$11,070,861	$5,571,949	—	$16,642,810

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$10,479	—	—	$10,479
Liabilities:
Interest rate contracts	(2,903)	—	—	(2,903)
Total	$7,576	—	—	$7,576

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial statement purposes. As of April 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$30,000	—	—	$30,000
Liabilities:
Collateral on securities loaned at value	—	$(400,882)	—	(400,882)
Total	$30,000	$(400,882)	—	$(370,882)

There were no transfers between levels during the six months ended April 30, 2014.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2014	37

Schedule of Investments April 30, 2014 (Unaudited)	LifePath Active 2040 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 79.6%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	66,041	$1,798,302
BlackRock Commodity Strategies Fund, Institutional Class (b)	74,063	744,335
BlackRock Emerging Markets Fund, Inc., Institutional Class	9,790	190,325
BlackRock Equity Dividend Fund, Institutional Class	24,404	603,262
BlackRock EuroFund, Institutional Class	17,919	303,547
BlackRock International Fund, Institutional Class	67,909	1,035,618
BlackRock International Opportunities Portfolio, Institutional Class	13,501	547,986
BlackRock Long-Horizon Equity Fund, Institutional Class	82,509	1,233,513
BlackRock Pacific Fund, Inc., Institutional Class	28,753	526,459
iShares International Developed Real Estate ETF	24,486	756,128
iShares MSCI Germany ETF	8,292	262,691
iShares MSCI Japan ETF	26,011	288,202
iShares Russell 2000 ETF (c)	4,725	529,105
iShares U.S. Financials ETF	9,394	754,808
iShares U.S. Healthcare ETF	4,469	545,307
iShares U.S. Technology ETF	5,670	515,290
Master Basic Value LLC	$2,615,386	2,615,386
Master Large Cap Growth Portfolio	$2,045,540	2,045,540

		15,295,804

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 16.3%
BlackRock Global Long/Short Credit Fund, Institutional Class	82,700	$903,906
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	8,916	97,361
BlackRock Low Duration Bond Portfolio, BlackRock Class	22,420	219,497
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	87,673	903,028
Master Total Return Portfolio	$1,007,474	1,007,474

		3,131,266

Short-Term Securities — 6.6%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (d)	739,812	739,812
BlackRock Liquidity Series, LLC, Money Market Series, 0.18% (d)(e)	$530,840	530,840

		1,270,652

Total Affiliated Investment Companies (Cost — $17,464,190) — 102.5%		19,697,722
Liabilities in Excess of Other Assets — (2.5)%		(481,107)

Net Assets — 100.0%		$19,216,615

See Notes to Financial Statements.

38	BLACKROCK FUNDS II	APRIL 30, 2014

Schedule of Investments (continued)	LifePath Active 2040 Portfolio

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Fund during the six months ended April 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at April 30, 2014	Value at April 30, 2014	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	55,752	25,905		15,616		66,041	$1,798,302	—	$252,154
BlackRock Commodity Strategy Fund, Inc., Institutional Class	23,565	50,498		—		74,063	$744,335	—	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	—	9,790		—		9,790	$190,325	$1,058	—
BlackRock Equity Dividend Fund, Institutional Class	32,984	9,248		17,828		24,404	$603,262	$5,795	$105,524
BlackRock EuroFund, Institutional Class	20,279	264		2,624		17,919	$303,547	$4,139	$4,316
BlackRock Global Long/Short Credit Fund, Institutional Class	82,082	618		—		82,700	$903,906	$6,703	—
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	8,739	177		—		8,916	$97,361	$273	$1,604
BlackRock International Fund, Institutional Class	69,505	1,315		2,911		67,909	$1,035,618	$19,469	$2,140
BlackRock International Opportunities Portfolio, Institutional Class	14,488	62		1,049		13,501	$547,986	$1,070	$6,505
BlackRock Liquidity Funds, TempFund, Institutional Class	741,218	—		1,406	[2]	739,812	$739,812	$185	—
BlackRock Liquidity Series, LLC, Money Market Series	—	$530,840	[1]	—		$530,840	$530,840	$734	—
BlackRock Long-Horizon Equity Fund, Institutional Class	79,968	2,962		421		82,509	$1,233,513	$14,715	$26,677
BlackRock Low Duration Bond Portfolio, BlackRock Class	22,166	254		—		22,420	$219,497	$2,490	—
BlackRock Pacific Fund, Inc., Institutional Class	27,765	3,396		2,408		28,753	$526,459	$6,043	$51,726
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	86,667	1,006		—		87,673	$903,028	$10,348	—
iShares International Developed Real Estate ETF	21,431	3,055		—		24,486	$756,128	$60,650	—
iShares MSCI Germany ETF	8,292	—		—		8,292	$262,691	—	—
iShares MSCI Japan ETF	36,332	15,188		25,509		26,011	$288,202	$949	$5,598
iShares MSCI Mexico Capped ETF	2,919	—		2,919		—	—	—	$(16,491)
iShares Russell 2000 ETF	4,725	—		—		4,725	$529,105	$3,491	—
iShares U.S. Financials ETF	9,394	—		—		9,394	$754,808	$6,281	—
iShares U.S. Healthcare ETF	—	4,469		—		4,469	$545,307	$1,306	—
iShares U.S. Technology ETF	5,670	—		—		5,670	$515,290	$2,919	—
Master Basic Value LLC	$2,665,379	—		$49,993	[2]	$2,615,386	$2,615,386	$27,428	$277,278
Master Large Cap Growth Portfolio	$1,814,167	$231,373	[1]	—		$2,045,540	$2,045,540	$15,016	$97,885
Master Total Return Portfolio	$972,198	$35,276	[1]	—		$1,007,474	$1,007,474	$20,845	$9,863

[1]	Represents net beneficial interest purchased.

[2]	Represents net shares/beneficial interest sold.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2014	39

Schedule of Investments (concluded)	LifePath Active 2040 Portfolio

•	Financial futures contracts outstanding as of April 30, 2014 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation/ (Depreciation)
10	Australian Government Bonds (10 Year)	Sydney	June 2014	$1,085,912	$13,098
(6)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	June 2014	$746,531	(5,805)
Total					$7,293

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$13,498,482	$6,199,240	—	$19,697,722

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$13,098	—	—	$13,098
Liabilities:
Interest rate contracts	(5,805)	—	—	(5,805)
Total	$7,293	—	—	$7,293

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial statement purposes. As of April 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$34,000	—	—	$34,000
Liabilities:
Collateral on securities loaned at value	—	$(530,840)	—	(530,840)
Total	$34,000	$(530,840)	—	$(496,840)

There were no transfers between levels during the six months ended April 30, 2014.

See Notes to Financial Statements.

40	BLACKROCK FUNDS II	APRIL 30, 2014

Schedule of Investments April 30, 2014 (Unaudited)	LifePath Active 2045 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 84.2%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	39,426	$1,073,569
BlackRock Commodity Strategies Fund, Institutional Class (b)	35,278	354,542
BlackRock Emerging Markets Fund, Inc., Institutional Class	4,838	94,049
BlackRock Equity Dividend Fund, Institutional Class	16,907	417,929
BlackRock EuroFund, Institutional Class	2,866	48,545
BlackRock International Fund, Institutional Class	42,651	650,430
BlackRock International Opportunities Portfolio, Institutional Class	8,793	356,893
BlackRock Long-Horizon Equity Fund, Institutional Class	42,757	639,222
BlackRock Pacific Fund, Inc., Institutional Class	12,258	224,440
iShares International Developed Real Estate ETF	13,721	423,704
iShares MSCI Germany ETF	4,079	129,223
iShares MSCI Japan ETF	13,076	144,882
iShares Russell 2000 ETF (c)	2,302	257,778
iShares U.S. Financials ETF	4,189	336,586
iShares U.S. Healthcare ETF	1,813	221,222
iShares U.S. Technology ETF	2,882	261,916
Master Basic Value LLC	$1,209,909	1,209,909
Master Large Cap Growth Portfolio	$1,043,098	1,043,098

		7,887,937

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 11.7%
BlackRock Global Long/Short Credit Fund, Institutional Class	32,835	$358,892
BlackRock Low Duration Bond Portfolio, BlackRock Class	11,299	110,621
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	43,498	448,034
Master Total Return Portfolio	$180,950	180,950

		1,098,497

Short-Term Securities — 6.8%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (d)	372,512	372,512
BlackRock Liquidity Series, LLC, Money Market Series, 0.18% (d)(e)	$258,553	258,553

		631,065

Total Affiliated Investment Companies (Cost — $8,452,726) — 102.7%		9,617,499
Liabilities in Excess of Other Assets — (2.7)%		(253,577)

Net Assets — 100.0%		$9,363,922

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2014	41

Schedule of Investments (continued)	LifePath Active 2045 Portfolio

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Fund during the six months ended April 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at April 30, 2014	Value at April 30, 2014	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	26,220	18,584		5,378		39,426	$1,073,569	—	$114,847
BlackRock Commodity Strategy Fund, Inc., Institutional Class	12,109	23,169		—		35,278	$354,542	—	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	—	4,838		—		4,838	$94,049	$523	—
BlackRock Equity Dividend Fund, Institutional Class	15,404	6,729		5,226		16,907	$417,929	$3,690	$19,071
BlackRock EuroFund, Institutional Class	4,085	53		1,272		2,866	$48,545	$834	$2,126
BlackRock Global Long/Short Credit Fund, Institutional Class	32,590	245		—		32,835	$358,892	$2,661	—
BlackRock International Fund, Institutional Class	43,244	818		1,411		42,651	$650,430	$12,113	$1,121
BlackRock International Opportunities Portfolio, Institutional Class	9,261	40		508		8,793	$356,893	$684	$3,346
BlackRock Liquidity Funds, TempFund, Institutional Class	263,040	109,472	[1]	—		372,512	$372,512	$81	—
BlackRock Liquidity Series, LLC, Money Market Series	—	$258,553	[1]	—		$258,553	$258,553	$355	—
BlackRock Long-Horizon Equity Fund, Institutional Class	42,642	2,104		1,989		42,757	$639,222	$7,847	$14,733
BlackRock Low Duration Bond Portfolio, BlackRock Class	11,171	128		—		11,299	$110,621	$1,255	—
BlackRock Pacific Fund, Inc., Institutional Class	11,962	1,463		1,167		12,258	$224,440	$2,604	$22,014
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	43,000	498		—		43,498	$448,034	$5,131	—
iShares International Developed Real Estate ETF	13,721	—		—		13,721	$423,704	$38,830	—
iShares MSCI Germany ETF	4,079	—		—		4,079	$129,223	—	—
iShares MSCI Japan ETF	17,738	7,416		12,078		13,076	$144,882	$497	$(2,315)
iShares MSCI Mexico Capped ETF	1,436	—		1,436		—	—	—	$(8,112)
iShares Russell 2000 ETF	2,302	—		—		2,302	$257,778	$1,700	—
iShares U.S. Financials ETF	4,189	—		—		4,189	$336,586	$2,801	—
iShares U.S. Healthcare ETF	—	1,813		—		1,813	$221,222	$530	—
iShares U.S. Technology ETF	2,882	—		—		2,882	$261,916	$1,484	—
Master Basic Value LLC	$1,454,878	—		$244,969	[2]	$1,209,909	$1,209,909	$13,982	$138,396
Master Large Cap Growth Portfolio	$1,125,187	—		$82,089	[2]	$1,043,098	$1,043,098	$8,260	$51,666
Master Total Return Portfolio	$174,614	$6,336	[1]	—		$180,950	$180,950	$3,745	$1,793

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

See Notes to Financial Statements.

42	BLACKROCK FUNDS II	APRIL 30, 2014

Schedule of Investments (concluded)	LifePath Active 2045 Portfolio

•	Financial futures contracts outstanding as of April 30, 2014 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation/ (Depreciation)
5	Australian Government Bonds (10 Year)	Sydney	June 2014	$542,956	$6,549
(5)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	June 2014	$622,109	(4,838)
Total					$1,711

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$6,924,989	$2,692,510	—	$9,617,499

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$6,549	—	—	$6,549
Liabilities:
Interest rate contracts	(4,838)	—	—	(4,838)
Total	$1,711	—	—	$1,711

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial statement purposes. As of April 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$20,000	—	—	$20,000
Liabilities:
Collateral on securities loaned at value	—	$(258,553)	—	(258,553)
Total	$20,000	$(258,553)	—	$(238,553)

There were no transfers between levels during the six months ended April 30, 2014.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2014	43

Schedule of Investments April 30, 2014 (Unaudited)	LifePath Active 2050 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 89.8%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	32,042	$872,515
BlackRock Commodity Strategies Fund, Institutional Class (b)	32,784	329,475
BlackRock Emerging Markets Fund, Inc., Institutional Class	3,968	77,137
BlackRock Equity Dividend Fund, Institutional Class	15,964	394,638
BlackRock EuroFund, Institutional Class	6,528	110,590
BlackRock International Fund, Institutional Class	31,873	486,056
BlackRock International Opportunities Portfolio, Institutional Class	7,983	324,011
BlackRock Long-Horizon Equity Fund, Institutional Class	40,763	609,410
BlackRock Pacific Fund, Inc., Institutional Class	10,798	197,709
iShares International Developed Real Estate ETF	13,368	412,804
iShares MSCI Germany ETF	3,352	106,191
iShares MSCI Japan ETF	12,956	143,552
iShares Russell 2000 ETF (c)	1,810	202,684
iShares U.S. Financials ETF	3,087	248,040
iShares U.S. Healthcare ETF	1,964	239,647
iShares U.S. Technology ETF	2,357	214,204
Master Basic Value LLC	$1,489,959	1,489,959
Master Large Cap Growth Portfolio	$1,188,634	1,188,634

		7,647,256

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 5.3%
BlackRock Global Long/Short Credit Fund, Institutional Class	13,063	$142,784
BlackRock Low Duration Bond Portfolio, BlackRock Class	6,156	60,267
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	17,297	178,162
Master Total Return Portfolio	$72,951	72,951

		454,164

Short-Term Securities — 7.3%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (d)	421,602	421,602
BlackRock Liquidity Series, LLC, Money Market Series, 0.18% (d)(e)	$203,279	203,279

		624,881

Total Affiliated Investment Companies (Cost — $7,791,466) — 102.4%		8,726,301
Liabilities in Excess of Other Assets — (2.4)%		(204,266)

Net Assets — 100.0%		$8,522,035

See Notes to Financial Statements.

44	BLACKROCK FUNDS II	APRIL 30, 2014

Schedule of Investments (continued)	LifePath Active 2050 Portfolio

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Fund during the six months ended April 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2013	Shares/ Beneficial Interest Purchased		Shares Sold	Shares/ Beneficial Interest Held at April 30, 2014	Value at April 30, 2014	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	24,919	13,514		6,391	32,042	$872,514	—	$109,475
BlackRock Commodity Strategies Fund, Inc., Institutional Class	10,389	22,395		—	32,784	$329,475	—	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	—	3,968		—	3,968	$77,137	$429	—
BlackRock Equity Dividend Fund, Institutional Class	15,321	5,282		4,639	15,964	$394,638	$3,690	$29,138
BlackRock EuroFund, Institutional Class	7,562	98		1,132	6,528	$110,590	$1,544	$1,528
BlackRock Global Long/Short Credit Fund, Institutional Class	12,966	97		—	13,063	$142,784	$1,059	—
BlackRock International Fund, Institutional Class	32,513	615		1,255	31,873	$486,056	$9,107	$349
BlackRock International Opportunities Portfolio, Institutional Class	8,400	36		453	7,983	$324,011	$620	$2,264
BlackRock Liquidity Funds, TempFund, Institutional Class	205,235	216,367	[1]	—	421,602	$421,602	$89	—
BlackRock Liquidity Series, LLC, Money Market Series	—	$203,279	[1]	—	$203,279	$203,279	$276	—
BlackRock Long-Horizon Equity Fund, Institutional Class	35,426	5,337		—	40,763	$609,410	$6,519	$11,738
BlackRock Low Duration Bond Portfolio, BlackRock Class	6,086	70		—	6,156	$60,267	$684	—
BlackRock Pacific Fund, Inc., Institutional Class	10,547	1,290		1,039	10,798	$197,709	$2,296	$19,300
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	17,099	198		—	17,297	$178,162	$2,036	—
iShares International Developed Real Estate ETF	12,026	1,342		—	13,368	$412,804	$34,033	—
iShares MSCI Germany ETF	3,352	—		—	3,352	$106,191	—	—
iShares MSCI Japan ETF	11,374	6,584		5,002	12,956	$143,552	$559	$(1,566)
iShares MSCI Mexico Capped ETF	1,180	—		1,180	—	—	—	$(6,666)
iShares Russell 2000 ETF	1,810	—		—	1,810	$202,684	$1,337	—
iShares U.S. Financials ETF	3,087	—		—	3,087	$248,040	$2,064	—
iShares U.S. Healthcare ETF	—	1,964		—	1,964	$239,647	$574	—
iShares U.S. Technology ETF	2,357	—		—	2,357	$214,204	$1,213	—
Master Basic Value LLC	$1,316,516	$173,443	[1]	—	$1,489,959	$1,489,959	$14,916	$152,667
Master Large Cap Growth Portfolio	$895,203	$293,431	[1]	—	$1,188,634	$1,188,634	$8,314	$55,016
Master Total Return Portfolio	$70,396	$2,555	[1]	—	$72,951	$72,951	$1,510	$724

[1]	Represents net shares/beneficial interest purchased.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2014	45

Schedule of Investments (concluded)	LifePath Active 2050 Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$5,771,478	$2,954,823	—	$8,726,301

The carrying amount for certain of the Fund’s liabilities approximates fair value for financial statement purposes. As of April 30, 2014, collateral on securities loaned at value of $203,279 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the six months ended April 30, 2014.

See Notes to Financial Statements.

46	BLACKROCK FUNDS II	APRIL 30, 2014

Schedule of Investments April 30, 2014 (Unaudited)	LifePath Active 2055 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 95.3%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	10,954	$298,271
BlackRock Commodity Strategies Fund, Institutional Class (b)	9,854	99,031
BlackRock Emerging Markets Fund, Inc., Institutional Class	1,460	28,379
BlackRock Equity Dividend Fund, Institutional Class	6,715	165,987
BlackRock EuroFund, Institutional Class	2,641	44,746
BlackRock International Fund, Institutional Class	8,554	130,450
BlackRock International Opportunities Portfolio, Institutional Class	2,849	115,645
BlackRock Long-Horizon Equity Fund, Institutional Class	12,591	188,243
BlackRock Pacific Fund, Inc., Institutional Class	3,589	65,721
iShares International Developed Real Estate ETF	5,458	168,543
iShares MSCI Germany ETF	1,233	39,061
iShares MSCI Japan ETF	4,158	46,071
iShares Russell 2000 ETF (c)	215	24,076
iShares U.S. Financials ETF	1,065	85,573
iShares U.S. Healthcare ETF	538	65,647
iShares U.S. Technology ETF	843	76,612
Master Basic Value LLC	$372,735	372,735
Master Large Cap Growth Portfolio	$337,087	337,087

		2,351,878

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 2.8%
BlackRock Global Long/Short Credit Fund, Institutional Class	2,172	$23,744
BlackRock Low Duration Bond Portfolio, BlackRock Class	2,226	21,789
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	2,300	23,691

		69,224

Short-Term Securities — 2.2%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (d)	35,547	35,547
BlackRock Liquidity Series, LLC, Money Market Series, 0.18% (d)(e)	$19,182	19,182

		54,729

Total Affiliated Investment Companies (Cost — $2,288,530) — 100.3%		2,475,831
Liabilities in Excess of Other Assets — (0.3)%		(8,403)

Net Assets — 100.0%		$2,467,428

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2014	47

Schedule of Investments (continued)	LifePath Active 2055 Portfolio

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Fund during the six months ended April 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2013	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at April 30, 2014	Value at April 30, 2014	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	9,443	3,614	2,103	10,954	$298,271	—	$41,193
BlackRock Commodity Strategies Fund, Inc., Institutional Class	4,316	5,538	—	9,854	$99,031	—	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	—	1,460	—	1,460	$28,379	$158	—
BlackRock Equity Dividend Fund, Institutional Class	7,129	1,065	1,479	6,715	$165,987	$1,613	$3,285
BlackRock EuroFund, Institutional Class	2,946	38	343	2,641	$44,746	$601	$563
BlackRock Global Long/Short Credit Fund, Institutional Class	2,156	16	—	2,172	$23,744	$176	—
BlackRock International Fund, Institutional Class	8,769	166	381	8,554	$130,450	$2,456	$371
BlackRock International Opportunities Portfolio, Institutional Class	2,973	13	137	2,849	$115,645	$220	$943
BlackRock Liquidity Funds, TempFund, Institutional Class	66,126	—	30,5792	35,547	$35,547	$13	—
BlackRock Liquidity Series, LLC, Money Market Series	—	$19,1821	—	$19,182	$19,182	$20	—
BlackRock Long-Horizon Equity Fund, Institutional Class	12,565	465	439	12,591	$188,243	$2,312	$4,473
BlackRock Low Duration Bond Portfolio, BlackRock Class	2,200	26	—	2,226	$21,789	$247	—
BlackRock Pacific Fund Inc., Institutional Class	3,479	425	315	3,589	$65,721	$757	$6,454
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	2,274	26	—	2,300	$23,691	$302	—
iShares International Developed Real Estate ETF	4,676	782	—	5,458	$168,543	$13,233	—
iShares MSCI Germany ETF	1,233	—	—	1,233	$39,061	—	—
iShares MSCI Japan ETF	4,759	1,999	2,600	4,158	$46,071	$189	$(814)
iShares MSCI Mexico Capped ETF	434	—	434	—	—	—	$(2,452)
iShares Russell 2000 ETF	215	—	—	215	$24,076	$159	—
iShares U.S. Financials ETF	1,065	—	—	1,065	$85,573	$712	—
iShares U.S. Healthcare ETF	—	538	—	538	$65,647	$157	—
iShares U.S. Technology ETF	843	—	—	843	$76,612	$434	—
Master Basic Value LLC	$396,858	—	$24,1232	$372,735	$372,735	$4,009	$40,078
Master Large Cap Growth Portfolio	$309,744	$27,3431	—	$337,087	$337,087	$2,467	$16,054

[1]	Represents net beneficial interest purchased.

[2]	Represents net shares/beneficial interest sold.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

See Notes to Financial Statements.

48	BLACKROCK FUNDS II	APRIL 30, 2014

Schedule of Investments (concluded)	LifePath Active 2055 Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$1,746,827	$729,004	—	$2,475,831

The carrying amount for certain of the Fund’s liabilities approximates fair value for financial statement purposes. As of April 30, 2014, collateral on securities loaned at value of $19,182 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the six months ended April 30, 2014.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2014	49

Statements of Assets and Liabilities

April 30, 2014 (Unaudited)	LifePath Active 2015 Portfolio	LifePath Active 2020 Portfolio	LifePath Active 2025 Portfolio	LifePath Active 2030 Portfolio	LifePath Active 2035 Portfolio	LifePath Active 2040 Portfolio	LifePath Active 2045 Portfolio	LifePath Active 2050 Portfolio	LifePath Active 2055 Portfolio

Assets
Investments at value — affiliated[1,2]	$23,808,212	$30,102,097	$27,451,269	$29,361,761	$16,642,810	$19,697,722	$9,617,499	$8,726,301	$2,475,831
Cash pledged for financial futures contracts	28,000	50,000	39,700	41,930	30,000	34,000	20,000	—	—
Receivable from Manager	13,218	15,366	15,585	15,057	12,128	13,032	11,740	12,093	10,627
Capital shares sold receivable	339,050	390,494	389,165	216,510	190,307	105,183	140,437	123,515	557
Dividends receivable — affiliated	33	49	27	51	24	24	9	11	1
Securities lending income receivable — affiliated	298	441	299	116	182	241	117	92	9
Prepaid expenses	16,673	16,467	16,576	16,486	16,326	16,543	16,330	16,239	36,942

Total assets	24,205,484	30,574,914	27,912,621	29,651,911	16,891,777	19,866,745	9,806,132	8,878,251	2,523,967

Liabilities
Collateral on securities loaned at value	658,187	973,490	660,343	256,397	400,882	530,840	258,553	203,279	19,182
Variation margin payable on financial futures contracts	1,708	5,798	3,203	3,622	1,890	3,306	2,492	—	—
Capital shares redeemed payable	462,419	382,458	353,976	205,659	185,141	72,544	146,907	117,368	4
Professional fees payable	15,337	15,043	16,603	15,226	16,063	16,162	16,370	16,793	29,049
Service and distribution fees payable	5,461	7,700	6,960	7,425	4,024	5,054	2,428	2,140	42
Custodian fees payable	4,458	4,488	4,514	4,000	4,476	4,456	4,495	4,525	4,124
Officer’s and Trustees’ fees payable	326	—	—	—	428	366	425	439	350
Other affiliates payable	272	174	219	208	163	259	48	152	—
Other accrued expenses payable	18,077	17,224	15,937	16,981	12,526	17,143	10,492	11,520	3,788

Total liabilities	1,166,245	1,406,375	1,061,755	509,518	625,593	650,130	442,210	356,216	56,539

Net Assets	$23,039,239	$29,168,539	$26,850,866	$29,142,393	$16,266,184	$19,216,615	$9,363,922	$8,522,035	$2,467,428

Net Assets Consist of
Paid-in capital	$20,656,629	$25,908,238	$23,145,828	$25,156,231	$14,058,340	$16,113,539	$7,791,157	$7,138,238	$2,133,743
Undistributed (distributions in excess of) net investment income	117,533	39,470	47,618	(49,932)	(49,251)	(66,963)	(33,844)	(28,074)	(10,493)
Undistributed net realized gain	696,539	782,833	1,274,793	1,041,677	616,085	929,214	440,125	477,036	156,877
Net unrealized appreciation/depreciation	1,568,538	2,437,998	2,382,627	2,994,417	1,641,010	2,240,825	1,166,484	934,835	187,301

Net Assets	$23,039,239	$29,168,539	$26,850,866	$29,142,393	$16,266,184	$19,216,615	$9,363,922	$8,522,035	$2,467,428

[1] Investments at cost — affiliated	$22,252,147	$27,673,103	$25,082,141	$26,379,876	$15,009,376	$17,464,190	$8,452,726	$7,791,466	$2,288,530
[2] Securities loaned at value	$649,372	$960,452	$651,500	$252,963	$395,513	$523,730	$255,090	$200,556	$18,925

See Notes to Financial Statements.

50	BLACKROCK FUNDS II	APRIL 30, 2014

Statements of Assets and Liabilities (concluded)

April 30, 2014 (Unaudited)	LifePath Active 2015 Portfolio	LifePath Active 2020 Portfolio	LifePath Active 2025 Portfolio	LifePath Active 2030 Portfolio	LifePath Active 2035 Portfolio	LifePath Active 2040 Portfolio	LifePath Active 2045 Portfolio	LifePath Active 2050 Portfolio	LifePath Active 2055 Portfolio

Net Asset Value
Institutional
Net assets	$67,252	$167,808	$423,318	$100,861	$39,188	$101,946	$67,524	$141,249	$29,092

Shares outstanding[1]	6,078	15,366	37,996	9,426	3,596	9,181	5,709	12,944	2,500

Net asset value	$11.06	$10.92	$11.14	$10.70	$10.90	$11.10	$11.83	$10.91	$11.64

Investor A
Net assets	$17,750,710	$17,864,566	$16,936,084	$18,136,172	$10,451,829	$12,143,392	$5,602,034	$5,138,623	$167,403

Shares outstanding[1]	1,617,244	1,645,170	1,528,187	1,708,730	966,736	1,103,996	479,725	475,668	14,419

Net asset value	$10.98	$10.86	$11.08	$10.61	$10.81	$11.00	$11.68	$10.80	$11.61

Class K
Net assets	$592,729	$1,010,823	$556,469	$1,102,442	$794,592	$538,755	$432,951	$438,192	$2,241,193

Shares outstanding[1]	53,576	92,479	49,879	102,959	72,895	48,510	36,563	40,137	192,500

Net asset value	$11.06	$10.93	$11.16	$10.71	$10.90	$11.11	$11.84	$10.92	$11.64

Class R
Net assets	$4,628,548	$10,125,342	$8,934,995	$9,802,918	$4,980,575	$6,432,522	$3,261,413	$2,803,971	$29,740

Shares outstanding[1]	421,344	939,463	810,707	927,273	463,417	586,260	281,034	260,267	2,561

Net asset value	$10.99	$10.78	$11.02	$10.57	$10.75	$10.97	$11.61	$10.77	$11.61

[1]	Unlimited shares authorized, $0.001 par value.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2014	51

Statements of Operations

Six Months Ended April 30, 2014 (Unaudited)	LifePath Active 2015 Portfolio	LifePath Active 2020 Portfolio	LifePath Active 2025 Portfolio	LifePath Active 2030 Portfolio	LifePath Active 2035 Portfolio	LifePath Active 2040 Portfolio	LifePath Active 2045 Portfolio	LifePath Active 2050 Portfolio	LifePath Active 2055 Portfolio

Investment Income
Dividends — affiliated	$87,727	$137,442	$150,954	$168,419	$110,240	$147,884	$83,265	$67,853	$23,739
Securities lending income — affiliated — net	732	1,476	1,091	1,168	474	628	306	240	17
Other income — affiliated	130	209	161	222	79	106	49	36	3
Net investment income allocated from affiliated Master Portfolios:
Income	196,140	193,573	171,324	135,086	59,995	63,289	25,987	24,740	6,476
Expenses	(14,188)	(16,206)	(18,341)	(17,135)	(9,822)	(12,086)	(5,897)	(6,108)	(1,682)

Total income	270,541	316,494	305,189	287,760	160,966	199,821	103,710	86,761	28,553

Fund Expenses
Registration	25,968	26,284	26,234	26,194	25,835	26,074	25,590	25,595	8,962
Professional	22,142	23,199	22,843	22,822	19,448	20,534	17,877	17,340	18,519
Service and distribution — Class R	13,624	23,040	21,626	20,528	12,154	14,726	8,220	6,994	72
Service — Investor A	19,776	20,289	21,930	21,766	11,189	14,699	6,428	5,624	146
Printing	7,664	9,289	9,164	8,867	5,030	6,341	3,448	2,886	1,159
Custodian	6,535	6,544	6,552	5,975	6,546	6,542	6,549	6,545	6,039
Accounting	5,580	5,580	5,580	5,580	5,580	5,580	5,580	5,580	3,747
Officer and Trustees	2,890	7,576	7,579	4,628	2,852	2,873	2,767	2,762	2,913
Administration	8,206	9,953	10,119	10,044	5,485	6,840	3,349	2,938	893
Administration — Institutional	8	15	39	10	4	11	9	17	4
Administration — Investor A	1,978	2,029	2,193	2,177	1,119	1,470	643	562	15
Administration — Class K	69	121	64	131	97	62	53	49	276
Administration — Class R	681	1,152	1,081	1,026	608	736	411	350	4
Transfer agent — Institutional	121	100	81	115	72	145	143	158	59
Transfer agent — Investor A	9,684	11,633	10,427	10,415	7,556	10,283	6,712	8,364	190
Transfer agent — Class K	119	124	137	176	127	154	199	153	20
Transfer agent — Class R	5,429	5,311	5,832	6,048	4,617	6,500	4,492	5,764	147
Offering	—	—	—	—	—	—	—	—	25,117
Miscellaneous	6,016	6,039	6,026	6,030	5,973	5,996	5,955	5,945	5,825

Total expenses	136,490	158,278	157,507	152,532	114,292	129,566	98,425	97,626	74,107
Less administration fees waived	(8,206)	(9,953)	(10,119)	(10,044)	(5,485)	(6,840)	(3,349)	(2,938)	(893)
Less administration fees waived — class specific	(2,736)	(3,312)	(3,270)	(3,343)	(1,828)	(2,279)	(1,116)	(978)	(298)
Less transfer agent fees waived — class specific	(189)	(226)	(216)	(285)	(190)	(299)	(222)	(199)	(34)
Less transfer agent fees reimbursed — class specific	(4,772)	(4,612)	(3,647)	(3,975)	(5,495)	(8,211)	(7,218)	(10,639)	(295)
Less expenses reimbursed by Manager	(76,460)	(84,176)	(83,643)	(79,761)	(70,929)	(73,605)	(67,431)	(66,318)	(71,946)

Total expenses after fees waived and reimbursed	44,127	55,999	56,612	55,124	30,365	38,332	19,089	16,554	641

Net investment income	226,414	260,495	248,577	232,636	130,601	161,489	84,621	70,207	27,912

Realized and Unrealized Gain (Loss)
Net realized gain from:
Investments — affiliated	201,368	252,684	157,799	76,053	42,428	114,116	14,697	30,619	1,845
Capital gain distributions received from affiliated investment companies	189,322	219,507	349,649	385,177	193,718	325,637	152,134	134,941	52,171
Allocation from affiliated Master Portfolios	220,347	300,387	431,504	444,638	300,682	385,026	191,855	208,407	56,132
Financial futures contracts	30,106	46,552	43,210	39,656	21,501	28,951	18,378	13,471	6,351

	641,143	819,130	982,162	945,524	558,329	853,730	377,064	387,438	116,499

Net change in unrealized appreciation/depreciation on:
Investments — affiliated	(63,759)	(125,441)	(101,325)	(65,360)	(41,921)	(200,333)	(73,773)	(81,592)	(21,776)
Allocation from affiliated Master Portfolios	66,312	66,589	66,678	59,039	3,822	(2,270)	14,160	(6,027)	(468)
Financial futures contracts	(2,716)	(8,824)	(2,965)	(2,613)	(883)	(2,486)	(3,611)	(3,094)	(1,320)

	(163)	(67,676)	(37,612)	(8,934)	(38,982)	(205,089)	(63,224)	(90,713)	(23,564)

Total realized and unrealized gain	640,980	751,454	944,550	936,590	519,347	648,641	313,840	296,725	92,935

Net Increase in Net Assets Resulting from Operations	$867,394	$1,011,949	$1,193,127	$1,169,226	$649,948	$810,130	$398,461	$366,932	$120,847

See Notes to Financial Statements.

52	BLACKROCK FUNDS II	APRIL 30, 2014

Statements of Changes in Net Assets

	LifePath Active 2015 Portfolio		LifePath Active 2020 Portfolio		LifePath Active 2025 Portfolio
Increase in Net Assets:	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Operations
Net investment income	$226,414	$410,639	$260,495	$471,141	$248,577	$376,444
Net realized gain	641,143	994,964	819,130	1,436,881	982,162	1,119,067
Net change in unrealized appreciation/depreciation	(163)	512,013	(67,676)	932,475	(37,612)	1,347,909

Net increase in net assets resulting from operations	867,394	1,917,616	1,011,949	2,840,497	1,193,127	2,843,420

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(13,246)	(2,383)[1]	(27,424)	(9,647)[1]	(11,470)	(3,164)[1]
Investor A	(339,600)	(124,212)[1]	(417,583)	(145,414)[1]	(363,064)	(123,816)[1]
Class K	(1,201)	(451)[1]	(2,370)	(436)[1]	(9,427)	(399)[1]
Class R	(115,953)	(92,954)[1]	(202,623)	(94,503)[1]	(156,039)	(72,621)[1]
Net realized gain:
Institutional	(24,549)	(3,415)[1]	(55,312)	(15,086)[1]	(16,194)	(3,772)[1]
Investor A	(710,560)	(231,372)[1]	(941,251)	(298,390)[1]	(583,145)	(187,365)[1]
Class K	(2,335)	(650)[1]	(4,863)	(687)[1]	(13,366)	(479)[1]
Class R	(285,532)	(196,011)[1]	(515,448)	(231,298)[1]	(284,280)	(133,612)[1]

Decrease in net assets resulting from dividends and distributions to shareholders	(1,492,976)	(651,448)	(2,166,874)	(795,461)	(1,436,985)	(525,228)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	2,033,411	2,859,669	3,420,554	4,408,400	373,084	9,695,211

Net Assets
Total increase in net assets	1,407,829	4,125,837	2,265,629	6,453,436	129,226	12,013,403
Beginning of period	21,631,410	17,505,573	26,902,910	20,449,474	26,721,640	14,708,237

End of period	$23,039,239	$21,631,410	$29,168,539	$26,902,910	$26,850,866	$26,721,640

Undistributed net investment income, end of period	$117,533	$361,119	$39,470	$428,975	$47,618	$339,041

[1]	Determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2014	53

Statements of Changes in Net Assets (continued)

	LifePath Active 2030 Portfolio		LifePath Active 2035 Portfolio		LifePath Active 2040 Portfolio
Increase in Net Assets:	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Operations
Net investment income	$232,636	$400,755	$130,601	$178,231	$161,489	$233,992
Net realized gain	945,524	1,469,928	558,329	832,464	853,730	926,188
Net change in unrealized appreciation/depreciation	(8,934)	1,464,249	(38,982)	750,885	(205,089)	1,352,014

Net increase in net assets resulting from operations	1,169,226	3,334,932	649,948	1,761,580	810,130	2,512,194

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(26,854)	(7,167)[1]	(16,326)	(5,568)[1]	(10,703)	(8,205)[1]
Investor A	(402,907)	(123,300)[1]	(154,258)	(89,863)[1]	(224,496)	(108,113)[1]
Class K	(1,884)	(416)[1]	(595)	(583)[1]	(1,872)	(724)[1]
Class R	(158,354)	(99,116)[1]	(78,821)	(53,986)[1]	(92,930)	(72,959)[1]
Net realized gain:
Institutional	(63,122)	(9,735)[1]	(50,677)	(5,920)[1]	(27,676)	(6,477)[1]
Investor A	(1,063,823)	(220,137)[1]	(552,835)	(119,684)[1]	(664,229)	(107,693)[1]
Class K	(4,511)	(568)[1]	(1,940)	(623)[1]	(5,004)	(574)[1]
Class R	(480,790)	(212,140)[1]	(320,940)	(81,002)[1]	(323,880)	(81,804)[1]

Decrease in net assets resulting from dividends and distributions to shareholders	(2,202,245)	(672,579)	(1,176,392)	(357,229)	(1,350,790)	(386,549)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	4,366,683	4,068,440	2,917,994	(4,194,430)	1,774,916	4,041,429

Net Assets
Total increase in net assets	3,333,664	6,730,793	2,391,550	5,598,781	1,234,256	6,167,074
Beginning of period	25,808,729	19,077,936	13,874,634	8,275,853	17,982,359	11,815,285

End of period	$29,142,393	$25,808,729	$16,266,184	$13,874,634	$19,216,615	$17,982,359

Undistributed (distributions in excess of) net investment income, end of period	$(49,932)	$307,431	$(49,251)	$70,148	$(66,963)	$101,549

[1]	Determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

54	BLACKROCK FUNDS II	APRIL 30, 2014

Statements of Changes in Net Assets (concluded)

	LifePath Active 2045 Portfolio		LifePath Active 2050 Portfolio		LifePath Active 2055 Portfolio
Increase in Net Assets:	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Period February 28, 2013[2] to October 31, 2013

Operations
Net investment income	$84,621	$104,497	$70,207	$81,797	$27,912	$16,454
Net realized gain	377,064	455,192	387,438	355,331	116,499	64,230
Net change in unrealized appreciation/depreciation	(63,224)	748,922	(90,713)	656,648	(23,564)	210,865

Net increase in net assets resulting from operations	398,461	1,308,611	366,932	1,093,776	120,847	291,549

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(9,034)	(4,806)[1]	(7,237)	(2,799)[1]	(51,499)	—
Investor A	(90,146)	(47,683)[1]	(74,714)	(36,646)[1]	(2,323)	—
Class K	(1,458)	(553)[1]	(2,564)	(549)[1]	(644)	—
Class R	(54,362)	(37,957)[1]	(40,486)	(34,006)[1]	(534)	—
Net realized gain:
Institutional	(22,370)	(2,452)[1]	(17,141)	(1,952)[1]	(288)	—
Investor A	(256,547)	(29,654)[1]	(203,080)	(31,534)[1]	(1,068)	—
Class K	(3,740)	(283)[1]	(6,264)	(384)[1]	(22,208)	—
Class R	(181,777)	(28,574)[1]	(131,926)	(33,241)[1]	(288)	—

Decrease in net assets resulting from dividends and distributions to shareholders	(619,434)	(151,962)	(483,412)	(141,111)	(78,852)	—

Capital Share Transactions
Net increase in net assets derived from capital share transactions	717,093	2,321,826	1,523,117	1,859,959	84,068	2,049,816

Net Assets
Total increase in net assets	496,120	3,478,475	1,406,637	2,812,624	126,063	2,341,365
Beginning of period	8,867,802	5,389,327	7,115,398	4,302,774	2,341,365	—

End of period	$9,363,922	$8,867,802	$8,522,035	$7,115,398	$2,467,428	$2,341,365

Undistributed (distributions in excess of) net investment income, end of period	$(33,844)	$36,535	$(28,074)	$26,720	$(10,493)	$16,595

[1]	Determined in accordance with federal income tax regulations.

[2]	Commencement of operations.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2014	55

Financial Highlights	LifePath Active 2015 Portfolio

	Institutional		Investor A
	Six Months Ended April 30, 2014 (Unaudited)	Period November 27, 2012[1] to October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
				2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$11.41	$10.72	$11.32	$10.63	$10.28	$10.05	$8.92	$7.73

Net investment income[2]	0.13	0.23	0.12	0.24	0.26	0.23	0.22	0.22
Net realized and unrealized gain	0.31	0.90	0.31	0.85	0.70	0.18	1.08	1.17

Net increase from investment operations	0.44	1.13	0.43	1.09	0.96	0.41	1.30	1.39

Dividends and distributions from:
Net investment income	(0.27)	(0.18)[3]	(0.25)	(0.14)[3]	(0.28)[3]	(0.18)[3]	(0.17)[3]	(0.20)[3]
Net realized gain	(0.52)	(0.26)[3]	(0.52)	(0.26)[3]	(0.33)[3]	—	—	—

Total dividends and distributions	(0.79)	(0.44)	(0.77)	(0.40)	(0.61)	(0.18)	(0.17)	(0.20)

Net asset value, end of period	$11.06	$11.41	$10.98	$11.32	$10.63	$10.28	$10.05	$8.92

Total Investment Return[4]
Based on net asset value	4.07%[5]	10.93%[5]	4.02%[5]	10.59%	9.96%	4.10%[6]	14.69%[7]	18.52%

Ratios to Average Net Assets
Total expenses	1.34%[8,9]	1.69%[9,10]	1.30%[8,9]	1.58%[10]	1.69%[11]	1.62%[12]	1.70%[13]	2.81%[14]

Total expenses after fees waived and/or reimbursed	0.24%[8,9]	0.31%[9,10]	0.48%[8,9]	0.56%[10]	0.73%[11]	0.65%[12]	0.47%[13]	0.50%[14]

Net investment income	2.33%[8,9]	2.58%[9,10]	2.11%[8,9]	2.22%[10]	2.50%[11]	2.23%[12]	2.31%[13]	2.80%[14]

Supplemental Data
Net assets, end of period (000)	$67	$51	$17,751	$15,076	$9,189	$8,594	$5,429	$3,437

Portfolio turnover	13%	97%[15]	13%	97%	87%	112%	98%	57%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Includes payment received from affiliate, which had no impact on the Fund’s Investor A Shares total return.

[7]	Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.46% for the Investor A Shares.

[8]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.37%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]	Annualized.

[10]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.28%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.33%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.43%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[13]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.66%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[14]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.55%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[15]	Portfolio turnover is representative of the Fund for the entire year.

See Notes to Financial Statements.

56	BLACKROCK FUNDS II	APRIL 30, 2014

Financial Highlights (concluded)	LifePath Active 2015 Portfolio

	Class K1						Class R
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,					Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$11.42	$10.72	$10.37	$10.12	$8.97	$7.78	$11.31	$10.62	$10.26	$10.04	$8.91	$7.74

Net investment income[2]	0.14	0.26	0.30	0.27	0.26	0.38	0.10	0.22	0.23	0.20	0.18	0.20
Net realized and unrealized gain	0.30	0.88	0.70	0.19	1.08	1.03	0.31	0.85	0.70	0.18	1.09	1.15

Net increase from investment operations	0.44	1.14	1.00	0.46	1.34	1.41	0.41	1.07	0.93	0.38	1.27	1.35

Dividends and distributions from:
Net investment income	(0.28)	(0.18)[3]	(0.32)[3]	(0.21)[3]	(0.19)[3]	(0.22)[3]	(0.21)	(0.12)[3]	(0.24)[3]	(0.16)[3]	(0.14)[3]	(0.18)[3]
Net realized gain	(0.52)	(0.26)[3]	(0.33)[3]	—	—	—	(0.52)	(0.26)[3]	(0.33)[3]	—	—	—

Total dividends and distributions	(0.80)	(0.44)	(0.65)	(0.21)	(0.19)	(0.22)	(0.73)	(0.38)	(0.57)	(0.16)	(0.14)	(0.18)

Net asset value, end of period	$11.06	$11.42	$10.72	$10.37	$10.12	$8.97	$10.99	$11.31	$10.62	$10.26	$10.04	$8.91

Total Investment Return[4]
Based on net asset value	4.10%[5]	11.03%	10.31%	4.56%[6]	15.09%[7]	18.78%	3.85%[5]	10.42%	9.59%	3.76%[6]	14.36%[7]	17.92%

Ratios to Average Net Assets
Total expenses	0.97%[8,9]	1.30%[10]	1.50%[11]	1.51%[12]	1.55%[13]	3.10%[14]	1.63%[8,9]	1.86%[10]	1.91%[11]	1.92%[12]	2.06%[13]	3.19%[14]

Total expenses after fees waived and/or reimbursed	0.13%[8,9]	0.20%[10]	0.28%[11]	0.27%[12]	0.10%[13]	0.12%[14]	0.72%[8,9]	0.80%[10]	0.96%[11]	0.97%[12]	0.81%[13]	0.84%[14]

Net investment income	2.46%[8,9]	2.45%[10]	2.88%[11]	2.61%[12]	2.70%[13]	4.86%[14]	1.91%[8,9]	2.06%[10]	2.21%[11]	1.92%[12]	1.96%[13]	2.51%[14]

Supplemental Data
Net assets, end of period (000)	$593	$521	$139	$96	$54	$45	$4,629	$5,983	$8,177	$6,299	$5,649	$3,793

Portfolio turnover	13%	97%	87%	112%	98%	57%	13%	97%	87%	112%	98%	57%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Includes payment received from affiliate, which had no impact on the Fund’s Class K and Class R Shares total return.

[7]

Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.86% and 14.13% for the Class K and Class R Shares, respectively.

[8]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.37%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]	Annualized.

[10]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.28%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.33%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.43%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[13]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.66%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[14]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.55%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2014	57

Financial Highlights	LifePath Active 2020 Portfolio

	Institutional		Investor A
	Six Months Ended April 30, 2014 (Unaudited)	Period November 27, 2012[1] to October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
				2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$11.47	$10.57	$11.40	$10.49	$10.08	$9.84	$8.71	$7.53

Net investment income[2]	0.12	0.10	0.11	0.23	0.24	0.20	0.19	0.20
Net realized and unrealized gain	0.31	1.23	0.30	1.07	0.71	0.22	1.09	1.16

Net increase from investment operations	0.43	1.33	0.41	1.30	0.95	0.42	1.28	1.36

Dividends and distributions from:
Net investment income	(0.32)	(0.17)[3]	(0.29)	(0.13)[3]	(0.25)[3]	(0.18)[3]	(0.15)[3]	(0.18)[3]
Net realized gain	(0.66)	(0.26)[3]	(0.66)	(0.26)[3]	(0.29)[3]	—	—	—

Total dividends and distributions	(0.98)	(0.43)	(0.95)	(0.39)	(0.54)	(0.18)	(0.15)	(0.18)

Net asset value, end of period	$10.92	$11.47	$10.86	$11.40	$10.49	$10.08	$9.84	$8.71

Total Investment Return[4]
Based on net asset value	3.94%[5]	13.05%[5]	3.79%[5]	12.83%	9.98%	4.24%[6]	14.78%[7]	18.56%

Ratios to Average Net Assets
Total expenses	1.02%[8,9]	1.85%[9,10]	1.25%[8,9]	1.42%[10]	1.54%[11]	1.52%[12]	1.52%[13]	2.31%[14]

Total expenses after fees waived and/or reimbursed	0.23%[8,9]	0.30%[9,10]	0.47%[8,9]	0.54%[10]	0.72%[11]	0.68%[12]	0.55%[13]	0.55%[14]

Net investment income	2.13%[8,9]	2.54%[9,10]	2.03%[8,9]	2.10%[10]	2.35%[11]	1.97%[12]	2.05%[13]	2.54%[14]

Supplemental Data
Net assets, end of period (000)	$168	$83	$17,865	$16,884	$11,084	$9,994	$8,433	$4,926

Portfolio turnover	19%	91%[15]	19%	91%	68%	138%	106%	44%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Includes payment received from affiliate, which had no impact on the Fund’s Investor A Shares total return.

[7]	Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.54% for the Investor A Shares.

[8]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.42%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]	Annualized.

[10]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.34%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.36%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.47%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[13]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.66%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[14]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.56%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[15]	Portfolio turnover is representative of the Fund for the entire year.

See Notes to Financial Statements.

58	BLACKROCK FUNDS II	APRIL 30, 2014

Financial Highlights (concluded)	LifePath Active 2020 Portfolio

	Class K1						Class R
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,					Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$11.48	$10.57	$10.16	$9.90	$8.75	$7.57	$11.30	$10.41	$10.01	$9.77	$8.65	$7.50

Net investment income[2]	0.13	0.26	0.28	0.25	0.23	0.23	0.10	0.20	0.21	0.17	0.16	0.16
Net realized and unrealized gain	0.31	1.08	0.71	0.22	1.09	1.15	0.30	1.06	0.70	0.22	1.09	1.16

Net increase from investment operations	0.44	1.34	0.99	0.47	1.32	1.38	0.40	1.26	0.91	0.39	1.25	1.32

Dividends and distributions from:
Net investment income	(0.33)	(0.17)[3]	(0.29)[3]	(0.21)[3]	(0.17)[3]	(0.20)[3]	(0.26)	(0.11)[3]	(0.22)[3]	(0.15)[3]	(0.13)[3]	(0.17)[3]
Net realized gain	(0.66)	(0.26)[3]	(0.29)[3]	—	—	—	(0.66)	(0.26)[3]	(0.29)[3]	—	—	—

Total dividends and distributions	(0.99)	(0.43)	(0.58)	(0.21)	(0.17)	(0.20)	(0.92)	(0.37)	(0.51)	(0.15)	(0.13)	(0.17)

Net asset value, end of period	$10.93	$11.48	$10.57	$10.16	$9.90	$8.75	$10.78	$11.30	$10.41	$10.01	$9.77	$8.65

Total Investment Return[4]
Based on net asset value	3.99%[5]	13.16%	10.41%	4.78%[6]	15.26%[7]	18.89%	3.69%[5]	12.50%	9.67%	3.95%[6]	14.53%[7]	18.11%

Ratios to Average Net Assets
Total expenses	0.89%[8,9]	1.09%[10]	1.25%[11]	1.26%[12]	1.21%[13]	2.05%[14]	1.47%[8,9]	1.65%[10]	1.75%[11]	1.79%[12]	1.84%[13]	2.64%[14]

Total expenses after fees waived and/or reimbursed	0.12%[8,9]	0.18%[10]	0.27%[11]	0.25%[12]	0.11%[13]	0.13%[14]	0.71%[8,9]	0.78%[10]	0.94%[11]	0.96%[12]	0.85%[13]	0.87%[14]

Net investment income	2.38%[8,9]	2.43%[10]	2.75%[11]	2.40%[12]	2.50%[13]	3.04%[14]	1.80%[8,9]	1.91%[10]	2.12%[11]	1.69%[12]	1.76%[13]	2.08%[14]

Supplemental Data
Net assets, end of period (000)	$1,011	$946	$594	$326	$262	$223	$10,125	$8,991	$8,771	$7,599	$6,655	$5,287

Portfolio turnover	19%	91%	68%	138%	106%	44%	19%	91%	68%	138%	106%	44%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Includes payment received from affiliate, which had no impact on the Fund’s Class K and Class R Shares total return.

[7]

Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 15.15% and 14.29% for the Class K and Class R Shares, respectively.

[8]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.42%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]	Annualized.

[10]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.34%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.36%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.47%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[13]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.66%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[14]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.56%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2014	59

Financial Highlights	LifePath Active 2025 Portfolio

	Institutional		Investor A
	Six Months Ended April 30, 2014 (Unaudited)	Period November 27, 2012[1] to October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
				2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$11.26	$10.16	$11.20	$10.09	$9.88	$9.60	$8.46	$7.35

Net investment income[2]	0.09	0.16	0.11	0.20	0.21	0.17	0.15	0.16
Net realized and unrealized gain	0.42	1.29	0.37	1.23	0.70	0.27	1.10	1.07

Net increase from investment operations	0.51	1.45	0.48	1.43	0.91	0.44	1.25	1.23

Dividends and distributions from:
Net investment income	(0.26)	(0.16)[3]	(0.23)	(0.13)[3]	(0.23)[3]	(0.16)[3]	(0.11)[3]	(0.12)[3]
Net realized gain	(0.37)	(0.19)[3]	(0.37)	(0.19)[3]	(0.47)[3]	—	—	—

Total dividends and distributions	(0.63)	(0.35)	(0.60)	(0.32)	(0.70)	(0.16)	(0.11)	(0.12)

Net asset value, end of period	$11.14	$11.26	$11.08	$11.20	$10.09	$9.88	$9.60	$8.46

Total Investment Return[4]
Based on net asset value	4.57%[5]	14.89%[5]	4.40%[5]	14.60%	9.98%	4.54%[6]	14.93%[7]	17.08%

Ratios to Average Net Assets
Total expenses	0.91%[8,9]	1.84%[9,10]	1.23%[8,9]	1.45%[10]	1.82%[11]	1.85%[12]	1.79%[13]	3.10%[14]

Total expenses after fees waived and/or reimbursed	0.20%[8,9]	0.30%[9,10]	0.49%[8,9]	0.54%[10]	0.73%[11]	0.65%[12]	0.55%[13]	0.57%[14]

Net investment income	1.65%[8,9]	2.38%[9,10]	1.93%[8,9]	1.89%[10]	2.13%[11]	1.70%[12]	1.70%[13]	2.14%[14]

Supplemental Data
Net assets, end of period (000)	$423	$30	$16,936	$17,803	$7,932	$6,181	$4,353	$2,354

Portfolio turnover	17%	83%[15]	17%	83%	76%	119%	116%	54%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Includes payment received from affiliate, which had no impact on the Fund’s Investor A Shares total return.

[7]	Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.81% for the Investor A Shares.

[8]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.44%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]	Annualized.

[10]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.37%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.38%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.49%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[13]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.64%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[14]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.57%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[15]	Portfolio turnover is representative of the Fund for the entire year.

See Notes to Financial Statements.

60	BLACKROCK FUNDS II	APRIL 30, 2014

Financial Highlights (concluded)	LifePath Active 2025 Portfolio

	Class K1						Class R
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,					Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$11.28	$10.16	$9.95	$9.66	$8.50	$7.38	$11.12	$10.03	$9.80	$9.52	$8.41	$7.32

Net investment income[2]	0.12	0.23	0.25	0.22	0.20	0.20	0.09	0.18	0.18	0.14	0.13	0.12
Net realized and unrealized gain	0.39	1.24	0.70	0.27	1.10	1.06	0.38	1.21	0.70	0.27	1.08	1.08

Net increase from investment operations	0.51	1.47	0.95	0.49	1.30	1.26	0.47	1.39	0.88	0.41	1.21	1.20

Dividends and distributions from:
Net investment income	(0.26)	(0.16)[3]	(0.27)[3]	(0.20)[3]	(0.14)[3]	(0.14)[3]	(0.20)	(0.11)[3]	(0.18)[3]	(0.13)[3]	(0.10)[3]	(0.11)[3]
Net realized gain	(0.37)	(0.19)[3]	(0.47)[3]	—	—	—	(0.37)	(0.19)[3]	(0.47)[3]	—	—	—

Total dividends and distributions	(0.63)	(0.35)	(0.74)	(0.20)	(0.14)	(0.14)	(0.57)	(0.30)	(0.65)	(0.13)	(0.10)	(0.11)

Net asset value, end of period	$11.16	$11.28	$10.16	$9.95	$9.66	$8.50	$11.02	$11.12	$10.03	$9.80	$9.52	$8.41

Total Investment Return[4]
Based on net asset value	4.67%[5]	14.99%	10.38%	5.05%[6]	15.41%[7]	17.55%	4.36%[5]	14.23%	9.72%	4.35%[6]	14.47%[7]	16.75%

Ratios to Average Net Assets
Total expenses	0.91%[8,9]	1.21%[10]	1.60%[11]	1.64%[12]	1.59%[13]	3.05%[14]	1.49%[8,9]	1.72%[10]	2.05%[11]	2.09%[12]	2.13%[13]	3.39%[14]

Total expenses after fees waived and/or reimbursed	0.14%[8,9]	0.18%[10]	0.25%[11]	0.23%[12]	0.13%[13]	0.15%[14]	0.73%[8,9]	0.77%[10]	0.96%[11]	0.95%[12]	0.86%[13]	0.89%[14]

Net investment income	2.24%[8,9]	2.19%[10]	2.57%[11]	2.14%[12]	2.22%[13]	2.77%[14]	1.66%[8,9]	1.71%[10]	1.87%[11]	1.42%[12]	1.49%[13]	1.61%[14]

Supplemental Data
Net assets, end of period (000)	$556	$478	$184	$116	$64	$56	$8,935	$8,411	$6,593	$5,443	$6,148	$4,502

Portfolio turnover	17%	83%	76%	119%	116%	54%	17%	83%	76%	119%	116%	54%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Includes payment received from affiliate, which had no impact on the Fund’s Class K and Class R Shares total return.

[7]

Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 15.29% and 14.35% for the Class K and Class R Shares, respectively.

[8]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.44%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]	Annualized.

[10]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.37%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.38%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.49%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[13]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.64%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[14]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.57%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2014	61

Financial Highlights	LifePath Active 2030 Portfolio

	Institutional		Investor A
	Six Months Ended April 30, 2014 (Unaudited)	Period November 27, 2012[1] to October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
				2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$11.18	$9.96	$11.08	$9.87	$9.68	$9.35	$8.20	$7.07

Net investment income[2]	0.11	0.11	0.10	0.19	0.18	0.13	0.12	0.10
Net realized and unrealized gain	0.37	1.49	0.37	1.36	0.69	0.31	1.12	1.09

Net increase from investment operations	0.48	1.60	0.47	1.55	0.87	0.44	1.24	1.19

Dividends and distributions from:
Net investment income	(0.28)	(0.16)[3]	(0.26)	(0.12)[3]	(0.18)[3]	(0.11)[3]	(0.09)[3]	(0.06)[3]
Net realized gain	(0.68)	(0.22)[3]	(0.68)	(0.22)[3]	(0.50)[3]	—	—	—

Total dividends and distributions	(0.96)	(0.38)	(0.94)	(0.34)	(0.68)	(0.11)	(0.09)	(0.06)

Net asset value, end of period	$10.70	$11.18	$10.61	$11.08	$9.87	$9.68	$9.35	$8.20

Total Investment Return[4]
Based on net asset value	4.43%[5]	16.81%[5]	4.31%[5]	16.28%	9.72%	4.69%[6]	15.17%[6]	17.11%

Ratios to Average Net Assets
Total expenses	1.11%[7,8]	1.92%[8,9]	1.19%[7,8]	1.41%[9]	1.53%[10]	1.51%[11]	1.62%[12]	2.73%[13]

Total expenses after fees waived and/or reimbursed	0.23%[7,8]	0.28%[8,9]	0.48%[7,8]	0.52%[9]	0.68%[10]	0.62%[11]	0.59%[12]	0.65%[13]

Net investment income	1.97%[7,8]	2.30%[8,9]	1.81%[7,8]	1.83%[9]	1.84%[10]	1.32%[11]	1.37%[12]	1.37%[13]

Supplemental Data
Net assets, end of period (000)	$101	$39	$18,136	$17,115	$9,343	$8,008	$6,787	$4,223

Portfolio turnover	15%	92%[14]	15%	92%	73%	117%	114%	29%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Includes payment received from affiliate, which had no impact on the Fund’s Investor A Shares total return.

[7]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.48%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]	Annualized.

[9]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.42%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.45%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.54%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.63%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[13]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.59%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[14]	Portfolio turnover is representative of the Fund for the entire year.

See Notes to Financial Statements.

62	BLACKROCK FUNDS II	APRIL 30, 2014

Financial Highlights (concluded)	LifePath Active 2030 Portfolio

	Class K1						Class R
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,					Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$11.19	$9.96	$9.76	$9.43	$8.25	$7.10	$11.02	$9.82	$9.62	$9.31	$8.16	$7.05
Net investment income[2]	0.11	0.21	0.22	0.17	0.16	0.13	0.08	0.18	0.15	0.10	0.09	0.08
Net realized and unrealized gain	0.38	1.40	0.71	0.31	1.13	1.11	0.37	1.34	0.70	0.30	1.13	1.09

Net increase from investment operations	0.49	1.61	0.93	0.48	1.29	1.24	0.45	1.52	0.85	0.40	1.22	1.17

Dividends and distributions from:
Net investment income	(0.29)	(0.16)[3]	(0.23)[3]	(0.15)[3]	(0.11)[3]	(0.09)[3]	(0.22)	(0.10)[3]	(0.15)[3]	(0.09)[3]	(0.07)[3]	(0.06)[3]
Net realized gain	(0.68)	(0.22)[3]	(0.50)[3]	—	—	—	(0.68)	(0.22)[3]	(0.50)[3]	—	—	—

Total dividends and distributions	(0.97)	(0.38)	(0.73)	(0.15)	(0.11)	(0.09)	(0.90)	(0.32)	(0.65)	(0.09)	(0.07)	(0.06)

Net asset value, end of period	$10.71	$11.19	$9.96	$9.76	$9.43	$8.25	$10.57	$11.02	$9.82	$9.62	$9.31	$8.16

Total Investment Return[4]
Based on net asset value	4.49%[5]	16.80%	10.24%	5.04%[6]	15.76%[7]	17.83%	4.20%[5]	16.01%	9.49%	4.25%[6]	14.97%[7]	16.81%

Ratios to Average Net Assets
Total expenses	0.86%[8,9]	1.09%[10]	1.22%[11]	1.21%[12]	1.34%[13]	2.11%[14]	1.47%[8,9]	1.69%[10]	1.77%[11]	1.80%[12]	1.94%[13]	3.04%[14]

Total expenses after fees waived and/or reimbursed	0.13%[8,9]	0.16%[10]	0.22%[11]	0.20%[12]	0.15%[13]	0.18%[14]	0.72%[8,9]	0.76%[10]	0.91%[11]	0.92%[12]	0.88%[13]	0.91%[14]

Net investment income	2.15%[8,9]	2.08%[10]	2.30%[11]	1.74%[12]	1.81%[13]	1.62%[14]	1.53%[8,9]	1.80%[10]	1.59%[11]	1.01%[12]	1.04%[13]	1.03%[14]

Supplemental Data
Net assets, end of period (000)	$1,102	$1,021	$432	$355	$302	$166	$9,803	$7,634	$9,304	$7,463	$7,763	$5,039

Portfolio turnover	15%	92%	73%	117%	114%	29%	15%	92%	73%	117%	114%	29%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Includes payment received from affiliate, which had no impact on the Fund’s Class K and Class R Shares total return.

[7]

Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 15.64% and 14.85% for the Class K and Class R Shares, respectively.

[8]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.48%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]	Annualized.

[10]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.42%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.45%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.54%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[13]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.63%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[14]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.59%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2014	63

Financial Highlights	LifePath Active 2035 Portfolio

	Institutional		Investor A
	Six Months Ended April 30, 2014 (Unaudited)	Period November 27, 2012[1] to October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
				2013		2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$11.34	$10.07	$11.25	$9.97		$9.39	$9.07	$7.93	$6.86

Net investment income[2]	0.12	0.13	0.10	0.18		0.14	0.07	0.08	0.07
Net realized and unrealized gain	0.40	1.60	0.39	1.52		0.74	0.32	1.12	1.02

Net increase from investment operations	0.52	1.73	0.49	1.70		0.88	0.39	1.20	1.09

Dividends and distributions from:
Net investment income	(0.23)	(0.22)[3]	(0.20)	(0.18	)3	(0.12)[3]	(0.07)[3]	(0.06)[3]	(0.02)[3]
Net realized gain	(0.73)	(0.24)[3]	(0.73)	(0.24	)3	(0.18)[3]	—	—	—

Total dividends and distributions	(0.96)	(0.46)	(0.93)	(0.42)		(0.30)	(0.07)	(0.06)	(0.02)

Net asset value, end of period	$10.90	$11.34	$10.81	$11.25		$9.97	$9.39	$9.07	$7.93

Total Investment Return[4]
Based on net asset value	4.71%[5]	18.13%[5]	4.55%[5]	17.66%		9.71%	4.32%[6]	15.21%[6]	16.05%

Ratios to Average Net Assets
Total expenses	1.68%[7,8]	2.35%[8,9]	1.63%[7,8]	2.08%[9]		2.29%[10]	2.16%[11]	2.36%[12]	4.70%[11]

Total expenses after fees waived and/or reimbursed	0.25%[7,8]	0.26%[8,9]	0.49%[7,8]	0.51%[9]		0.67%[10]	0.60%[11]	0.56%[12]	0.63%[11]

Net investment income	2.11%[7,8]	2.20%[8,9]	1.83%[7,8]	1.74%[9]		1.44%[10]	0.77%[11]	0.92%[12]	1.06%[11]

Supplemental Data
Net assets, end of period (000)	$39	$30	$10,452	$8,329		$4,794	$4,878	$3,227	$1,774

Portfolio turnover	11%	104%[13]	11%	104%		76%	94%	115%	37%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Includes payment received from affiliate, which had no impact on the Fund’s Investor A Shares total return.

[7]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.49%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]	Annualized.

[9]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.46%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.54%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.61%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[13]	Portfolio turnover is representative of the Fund for the entire year.

See Notes to Financial Statements.

64	BLACKROCK FUNDS II	APRIL 30, 2014

Financial Highlights (concluded)	LifePath Active 2035 Portfolio

	Class K1							Class R
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,					Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
			2013	2012	2011	2010	2009		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$11.35		$10.07	$9.46	$9.13	$7.98	$6.90	$11.18	$9.92	$9.31	$9.00	$7.89	$6.84

Net investment income[2]	0.12		0.20	0.18	0.12	0.12	0.10	0.09	0.16	0.11	0.05	0.05	0.04
Net realized and unrealized gain	0.40		1.54	0.77	0.31	1.12	1.03	0.39	1.50	0.75	0.31	1.11	1.03

Net increase from investment operations	0.52		1.74	0.95	0.43	1.24	1.13	0.48	1.66	0.86	0.36	1.16	1.07

Dividends and distributions from:
Net investment income	(0.24)		(0.22)[3]	(0.16)[3]	(0.10)[3]	(0.09)[3]	(0.05)[3]	(0.18)	(0.16)[3]	(0.07)[3]	(0.05)[3]	(0.05)[3]	(0.02)[3]
Net realized gain	(0.73)		(0.24)[3]	(0.18)[3]	—	—	—	(0.73)	(0.24)[3]	(0.18)[3]	—	—	—

Total dividends and distributions	(0.97)		(0.46)	(0.34)	(0.10)	(0.09)	(0.05)	(0.91)	(0.40)	(0.25)	(0.05)	(0.05)	(0.02)

Net asset value, end of period	$10.90		$11.35	$10.07	$9.46	$9.13	$7.98	$10.75	$11.18	$9.92	$9.31	$9.00	$7.89

Total Investment Return[4]
Based on net asset value	4.72%[5]		18.01%	10.45%	4.73%[6]	15.55%[6]	16.48%	4.45%[5]	17.30%	9.53%	3.96%[6]	14.76%[7]	15.72%

Ratios to Average Net Assets
Total expenses	1.24	%8,[9]	1.70%[10]	1.98%[11]	1.84%[12]	2.19%[13]	4.53%[12]	1.90%[8,9]	2.36%[10]	2.62%[11]	2.43%[12]	2.85%[13]	5.25%[12]

Total expenses after fees waived and/or reimbursed	0.14%[8,9]		0.15%[10]	0.18%[11]	0.17%[12]	0.17%[13]	0.19%[12]	0.73%[8,9]	0.75%[10]	0.91%[11]	0.91%[12]	0.91%[13]	0.94%[12]

Net investment income	2.24%[8,9]		1.93%[10]	1.87%[11]	1.23%[12]	1.38%[13]	1.39%[12]	1.64%[8,9]	1.53%[10]	1.20%[11]	0.48%[12]	0.56%[13]	0.58%[12]

Supplemental Data
Net assets, end of period (000)	$795		$719	$234	$207	$70	$56	$4,981	$4,797	$3,248	$3,273	$4,219	$2,300

Portfolio turnover	11%		104%	76%	94%	115%	37%	11%	104%	76%	94%	115%	37%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Includes payment received from affiliate, which had no impact on the Fund’s Class K and Class R Shares total return.

[7]	Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.64% for the Class R Shares.

[8]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.49%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]	Annualized.

[10]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.46%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.54%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[13]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.61%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2014	65

Financial Highlights	LifePath Active 2040 Portfolio

	Institutional		Investor A
	Six Months Ended April 30, 2014 (Unaudited)	Period November 27, 2012[1] to October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
				2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$11.48	$9.96	$11.37	$9.86	$9.50	$9.17	$8.01	$6.92

Net investment income[2]	0.11	0.12	0.10	0.18	0.13	0.08	0.07	0.06
Net realized and unrealized gain	0.40	1.76	0.40	1.65	0.73	0.32	1.14	1.06

Net increase from investment operations	0.51	1.88	0.50	1.83	0.86	0.40	1.21	1.12

Dividends and distributions from:
Net investment income	(0.24)	(0.20)[3]	(0.22)	(0.16)[3]	(0.11)[3]	(0.07)[3]	(0.05)[3]	(0.03)[3]
Net realized gain	(0.65)	(0.16)[3]	(0.65)	(0.16)[3]	(0.39)[3]	—	—	—

Total dividends and distributions	(0.89)	(0.36)	(0.87)	(0.32)	(0.50)	(0.07)	(0.05)	(0.03)

Net asset value, end of period	$11.10	$11.48	$11.00	$11.37	$9.86	$9.50	$9.17	$8.01

Total Investment Return[4]
Based on net asset value	4.53%[5]	19.72%[5]	4.45%[5]	19.08%	9.56%	4.30%[6]	15.21%[7]	16.38%

Ratios to Average Net Assets
Total expenses	1.36%[8,9]	1.94%[9,10]	1.47%[8,9]	1.80%[10]	2.05%[11]	2.16%[12]	2.34%[13]	4.41%[14]

Total expenses after fees waived and/or reimbursed	0.24%[8,9]	0.26%[9,10]	0.49%[8,9]	0.51%[10]	0.68%[11]	0.66%[12]	0.66%[13]	0.69%[14]

Net investment income	2.07%[8,9]	1.81%[9,10]	1.85%[8,9]	1.68%[10]	1.38%[11]	0.82%[12]	0.84%[13]	0.88%[14]

Supplemental Data
Net assets, end of period (000)	$102	$88	$12,143	$11,640	$6,203	$5,199	$4,621	$2,656

Portfolio turnover	14%	102%[15]	14%	102%	68%	99%	114%	29%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Includes payment received from affiliate, which had no impact on the Fund’s Investor A Shares total return.

[7]	Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 15.08% for the Investor A Shares.

[8]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.53%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]	Annualized.

[10]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.48%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.51%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.63%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[13]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.61%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[14]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[15]	Portfolio turnover is representative of the Fund for the entire year.

See Notes to Financial Statements.

66	BLACKROCK FUNDS II	APRIL 30, 2014

Financial Highlights (concluded)	LifePath Active 2040 Portfolio

	Class K1						Class R
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,					Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$11.48	$9.96	$9.60	$9.25	$8.07	$6.96	$11.32	$9.83	$9.47	$9.14	$7.99	$6.92

Net investment income[2]	0.12	0.24	0.18	0.13	0.11	0.10	0.09	0.16	0.10	0.05	0.06	0.04
Net realized and unrealized gain	0.41	1.64	0.72	0.33	1.15	1.07	0.40	1.63	0.73	0.33	1.13	1.06

Net increase from investment operations	0.53	1.88	0.90	0.46	1.26	1.17	0.49	1.79	0.83	0.38	1.19	1.10

Dividends and distributions from:
Net investment income	(0.25)	(0.20)[3]	(0.15)[3]	(0.11)[3]	(0.08)[3]	(0.06)[3]	(0.19)	(0.14)[3]	(0.08)[3]	(0.05)[3]	(0.04)[3]	(0.03)[3]
Net realized gain	(0.65)	(0.16)[3]	(0.39)[3]	—	—	—	(0.65)	(0.16)[3]	(0.39)[3]	—	—	—

Total dividends and distributions	(0.90)	(0.36)	(0.54)	(0.11)	(0.08)	(0.06)	(0.84)	(0.30)	(0.47)	(0.05)	(0.04)	(0.03)

Net asset value, end of period	$11.11	$11.48	$9.96	$9.60	$9.25	$8.07	$10.97	$11.32	$9.83	$9.47	$9.14	$7.99

Total Investment Return[4]
Based on net asset value	4.70%[5]	19.49%	10.01%	4.95%[6]	15.67%[6]	17.02%	4.35%[5]	18.71%	9.20%	4.18%[6]	14.93%[7]	16.08%

Ratios to Average Net Assets
Total expenses	1.10%[8,9]	1.46%[10]	1.68%[11]	1.78%[12]	1.89%[13]	3.82%[14]	1.76%[8,9]	2.10%[10]	2.35%[11]	2.51%[12]	2.83%[13]	4.83%[14]

Total expenses after fees waived and/or reimbursed	0.14%[8,9]	0.15%[10]	0.18%[11]	0.17%[12]	0.17%[13]	0.19%[14]	0.73%[8,9]	0.75%[10]	0.91%[11]	0.91%[12]	0.91%[13]	0.93%[14]

Net investment income	2.18%[8,9]	2.21%[10]	1.81%[11]	1.31%[12]	1.32%[13]	1.35%[14]	1.58%[8,9]	1.53%[10]	1.09%[11]	0.56%[12]	0.65%[13]	0.52%[14]

Supplemental Data
Net assets, end of period (000)	$539	$468	$401	$224	$204	$111	$6,433	$5,786	$5,211	$3,414	$3,496	$2,582

Portfolio turnover	14%	102%	68%	99%	114%	29%	14%	102%	68%	99%	114%	29%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Includes payment received from affiliate, which had no impact on the Fund’s Class K and Class R Shares total return.

[7]	Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.81% for the Class R Shares.

[8]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.53%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]	Annualized.

[10]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.48%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.51%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.63%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[1][3]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.61%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[14]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2014	67

Financial Highlights	LifePath Active 2045 Portfolio

	Institutional		Investor A
	Six Months Ended April 30, 2014 (Unaudited)	Period November 27, 2012[1] to October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
				2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$12.14	$10.38	$11.99	$10.24	$9.55	$9.21	$8.08	$6.97

Net investment income[2]	0.13	0.14	0.11	0.18	0.13	0.07	0.07	0.08
Net realized and unrealized gain	0.42	1.95	0.42	1.86	0.82	0.35	1.10	1.04

Net increase from investment operations	0.55	2.09	0.53	2.04	0.95	0.42	1.17	1.12

Dividends and distributions from:
Net investment income	(0.24)	(0.22)[3]	(0.22)	(0.18)[3]	(0.10)[3]	(0.08)[3]	(0.04)[3]	(0.01)[3]
Net realized gain	(0.62)	(0.11)[3]	(0.62)	(0.11)[3]	(0.16)[3]	—	—	—

Total dividends and distributions	(0.86)	(0.33)	(0.84)	(0.29)	(0.26)	(0.08)	(0.04)	(0.01)

Net asset value, end of period	$11.83	$12.14	$11.68	$11.99	$10.24	$9.55	$9.21	$8.08

Total Investment Return[4]
Based on net asset value	4.60%[5]	20.95%[5]	4.45%[5]	20.45%	10.29%	4.50%[6]	14.55%[6]	16.13%

Ratios to Average Net Assets
Total expenses	2.15%[7,8]	2.93%[8,9]	2.26%[7,8]	2.80%[9]	3.50%[10]	4.24%[11]	4.76%[12]	9.55%[11]

Total expenses after fees waived and/or reimbursed	0.24%[7,8]	0.25%[8,9]	0.49%[7,8]	0.50%[9]	0.70%[10]	0.67%[11]	0.67%[12]	0.68%[11]

Net investment income	2.22%[7,8]	1.89%[8,9]	1.91%[7,8]	1.59%[9]	1.33%[10]	0.73%[11]	0.83%[12]	1.08%[11]

Supplemental Data
Net assets, end of period (000)	$68	$73	$5,602	$4,944	$2,641	$1,656	$950	$677

Portfolio turnover	18%	101%[13]	18%	101%	103%	82%	123%	49%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Includes payment received from affiliate, which had no impact on the Fund’s Investor A Shares total return.

[7]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.54%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]	Annualized.

[9]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.51%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.49%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.66%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[13]	Portfolio turnover is representative of the Fund for the entire year.

See Notes to Financial Statements.

68	BLACKROCK FUNDS II	APRIL 30, 2014

Financial Highlights (concluded)	LifePath Active 2045 Portfolio

	Class K1						Class R
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,					Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$12.16	$10.38	$9.68	$9.32	$8.16	$7.02	$11.90	$10.16	$9.48	$9.15	$8.04	$6.94

Net investment income[2]	0.14	0.22	0.18	0.12	0.12	0.11	0.10	0.15	0.11	0.05	0.05	0.04
Net realized and unrealized gain	0.41	1.89	0.82	0.36	1.12	1.06	0.41	1.85	0.80	0.34	1.10	1.06

Net increase from investment operations	0.55	2.11	1.00	0.48	1.24	1.17	0.51	2.00	0.91	0.39	1.15	1.10

Dividends and distributions from:
Net investment income	(0.25)	(0.22)[3]	(0.14)[3]	(0.12)[3]	(0.08)[3]	(0.03)[3]	(0.18)	(0.15)[3]	(0.07)[3]	(0.06)[3]	(0.04)[3]	—
Net realized gain	(0.62)	(0.11)[3]	(0.16)[3]	—	—	—	(0.62)	(0.11)[3]	(0.16)[3]	—	—	—

Total dividends and distributions	(0.87)	(0.33)	(0.30)	(0.12)	(0.08)	(0.03)	(0.80)	(0.26)	(0.23)	(0.06)	(0.04)	—

Net asset value, end of period	$11.84	$12.16	$10.38	$9.68	$9.32	$8.16	$11.61	$11.90	$10.16	$9.48	$9.15	$8.04

Total Investment Return[4]
Based on net asset value	4.58%[5]	20.92%	10.76%	5.10%[6]	15.20%[6]	16.70%	4.37%[5]	20.14%	9.92%	4.24%[6]	14.38%[7]	15.85%

Ratios to Average Net Assets
Total expenses	1.85%[8,9]	2.42%[10]	3.17%[11]	4.10%[12]	4.80%[13]	9.92%[12]	2.52%[8,9]	3.04%[10]	3.78%[11]	4.41%[12]	5.29%[13]	10.42%[12]

Total expenses after fees waived and/or reimbursed	0.14%[8,9]	0.14%[10]	0.20%[11]	0.17%[12]	0.17%[13]	0.19%[12]	0.73%[8,9]	0.74%[10]	0.94%[11]	0.91%[12]	0.91%[13]	0.93%[12]

Net investment income	2.34%[8,9]	1.95%[10]	1.82%[11]	1.19%[12]	1.33%[13]	1.54%[12]	1.81%[8,9]	1.39%[10]	1.10%[11]	0.50%[12]	0.55%[13]	0.51%[12]

Supplemental Data
Net assets, end of period (000)	$433	$404	$222	$133	$35	$23	$3,261	$3,447	$2,526	$2,168	$2,094	$890

Portfolio turnover	18%	101%	103%	82%	123%	49%	18%	101%	103%	82%	123%	49%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Includes payment received from affiliate, which had no impact on the Fund’s Class K and Class R Shares total return.

[7]	Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.25% for the Class R Shares.

[8]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.54%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]	Annualized.

[10]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.51%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.49%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[13]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.66%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2014	69

Financial Highlights	LifePath Active 2050 Portfolio

	Institutional			Investor A
	Six Months Ended April 30, 2014 (Unaudited)		Period November 27, 2012[1] to October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
					2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$11.11		$9.45	$11.00	$9.35	$8.99	$8.71	$7.58	$6.70

Net investment income[2]	0.12		0.13	0.10	0.15	0.12	0.07	0.07	0.06
Net realized and unrealized gain	0.41		1.87	0.41	1.80	0.70	0.31	1.10	0.92

Net increase from investment operations	0.53		2.00	0.51	1.95	0.82	0.38	1.17	0.98

Dividends and distributions from:
Net investment income	(0.21)		(0.20)[3]	(0.19)	(0.16)[3]	(0.10)[3]	(0.07)[3]	(0.04)[3]	(0.03)[3]
Net realized gain	(0.52)		(0.14)[3]	(0.52)	(0.14)[3]	(0.36)[3]	(0.03)[3]	—	(0.07)[3]

Total dividends and distributions	(0.73)		(0.34)	(0.71)	(0.30)	(0.46)	(0.10)	(0.04)	(0.10)

Net asset value, end of period	$10.91		$11.11	$10.80	$11.00	$9.35	$8.99	$8.71	$7.58

Total Investment Return[4]
Based on net asset value	4.85%[5]		22.07%[5]	4.69%[5]	21.47%	9.69%	4.39%[6]	15.42%[6]	14.94%

Ratios to Average Net Assets
Total expenses	2.19	%7,[8]	3.16%[8,9]	2.58%[7,8]	3.40%[9]	4.42%[10]	4.87%[11]	5.60%[12]	11.55%[12]

Total expenses after fees waived and/or reimbursed	0.27%[7,8]		0.24%[8,9]	0.51%[7,8]	0.49%[9]	0.68%[10]	0.67%[11]	0.67%[12]	0.70%[12]

Net investment income	2.12%[7,8]		1.60%[8,9]	1.83%[7,8]	1.52%[9]	1.35%[10]	0.73%[11]	0.83%[12]	0.85%[12]

Supplemental Data
Net assets, end of period (000)	$141		$136	$5,139	$4,009	$2,000	$1,374	$1,063	$668

Portfolio turnover	12%		93%[13]	12%	93%	81%	96%	104%	34%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Includes payment received from affiliate, which had no impact on the Fund’s Investor A Shares total return.

[7]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.49%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]	Annualized.

[9]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.54%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.53%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.61%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[13]	Portfolio turnover is representative of the Fund for the entire year.

See Notes to Financial Statements.

70	BLACKROCK FUNDS II	APRIL 30, 2014

Financial Highlights (concluded)	LifePath Active 2050 Portfolio

	Class K1						Class R
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,					Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$11.12	$9.45	$9.08	$8.79	$7.64	$6.73	$10.96	$9.31	$8.95	$8.68	$7.56	$6.70

Net investment income[2]	0.12	0.18	0.17	0.11	0.11	0.10	0.09	0.14	0.10	0.04	0.05	0.04
Net realized and unrealized gain	0.42	1.83	0.70	0.32	1.10	0.93	0.40	1.79	0.69	0.32	1.09	0.92

Net increase from investment operations	0.54	2.01	0.87	0.43	1.21	1.03	0.49	1.93	0.79	0.36	1.14	0.96

Dividends and distributions from:
Net investment income	(0.22)	(0.20)[3]	(0.14)[3]	(0.11)[3]	(0.06)[3]	(0.05)[3]	(0.16)	(0.14)[3]	(0.07)[3]	(0.06)[3]	(0.02)[3]	(0.03)[3]
Net realized gain	(0.52)	(0.14)[3]	(0.36)[3]	(0.03)[3]	—	(0.07)[3]	(0.52)	(0.14)[3]	(0.36)[3]	(0.03)[3]	—	(0.07)[3]

Total dividends and distributions	(0.74)	(0.34)	(0.50)	(0.14)	(0.06)	(0.12)	(0.68)	(0.28)	(0.43)	(0.09)	(0.02)	(0.10)

Net asset value, end of period	$10.92	$11.12	$9.45	$9.08	$8.79	$7.64	$10.77	$10.96	$9.31	$8.95	$8.68	$7.56

Total Investment Return[4]
Based on net asset value	4.91%[5]	21.94%	10.20%	4.91%[6]	15.86%[6]	15.68%	4.51%[5]	21.31%	9.32%	4.17%[6]	15.13%[6]	14.61%

Ratios to Average Net Assets
Total expenses	2.03%[7,8]	2.82%[9]	3.86%[10]	4.00%[11]	4.88%[12]	11.13%[12]	2.87%[7,8]	3.66%[9]	4.72%[10]	5.17%[11]	6.20%[12]	12.23%[12]

Total expenses after fees waived and/or reimbursed	0.16%[7,8]	0.13%[9]	0.18%[10]	0.17%[11]	0.17%[12]	0.20%[12]	0.75%[7,8]	0.73%[9]	0.92%[10]	0.91%[11]	0.91%[12]	0.94%[12]

Net investment income	2.15%[7,8]	1.76%[9]	1.88%[10]	1.21%[11]	1.36%[12]	1.48%[12]	1.66%[7,8]	1.37%[9]	1.12%[10]	0.48%[11]	0.58%[12]	0.56%[12]

Supplemental Data
Net assets, end of period (000)	$438	$344	$137	$76	$139	$104	$2,804	$2,626	$2,165	$1,688	$1,506	$885

Portfolio turnover	12%	93%	81%	96%	104%	34%	12%	93%	81%	96%	104%	34%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Includes payment received from affiliate, which had no impact on the Fund’s Class K and Class R Shares total return.

[7]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.49%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]	Annualized.

[9]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.54%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.53%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.61%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2014	71

Financial Highlights	LifePath Active 2055 Portfolio

	Institutional		Investor A		Class K		Class R
	Six Months Ended April 30, 2014 (Unaudited)	Period February 28, 2013[1] to October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Period February 28, 2013[1] to October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Period February 28, 2013[1] to October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Period February 28, 2013[1] to October 31, 2013
Per Share Operating Performance
Net asset value, beginning of period	$11.43	$10.00	$11.42	$10.00	$11.44	$10.00	$11.40	$10.00

Net investment income[2]	0.13	0.08	0.09	0.06	0.14	0.08	0.10	0.04
Net realized and unrealized gain	0.46	1.35	0.47	1.36	0.45	1.36	0.44	1.36

Net increase from investment operations	0.59	1.43	0.56	1.42	0.59	1.44	0.54	1.40

Dividends and distributions from:
Net investment income	(0.26)	—	(0.25)	—	(0.27)	—	(0.21)	—
Net realized gain	(0.12)	—	(0.12)	—	(0.12)	—	(0.12)	—

Total dividends and distributions	(0.38)	—	(0.37)	—	(0.39)	—	(0.33)	—

Net asset value, end of period	$11.64	$11.43	$11.61	$11.42	$11.64	$11.44	$11.61	$11.40

Total Investment Return[3,4]
Based on net asset value	5.04%	14.30%	4.89%	14.20%	5.12%	14.40%	4.74%	14.00%

Ratios to Average Net Assets[5]
Total expenses	6.72%[6]	11.19%[7,8]	6.83%[6]	9.51%[7,8]	6.32%[6]	10.80%[7,8]	7.84%[6]	11.84%[7,8]

Total expenses after fees waived and/or reimbursed	0.27%[6]	0.24%[7,8]	0.53%[6]	0.49%[7,8]	0.17%[6]	0.14%[7,8]	0.77%[6]	0.73%[7,8]

Net investment income	2.28%[6]	1.05%[7,8]	1.65%[6]	0.80%[7,8]	2.39%[6]	1.16%[7,8]	1.78%[6]	0.57%[7,8]

Supplemental Data
Net assets, end of period (000)	$29	$29	$167	$81	$2,241	$2,203	$30	$28

Portfolio turnover	13%	45%	13%	45%	13%	45%	13%	45%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

[6]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.52%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[7]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.54%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]

Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Institutional, Investor A, Class K and Class R would have been 12.47%, 10.80%, 12.08%, and 13.12%, respectively.

See Notes to Financial Statements.

72	BLACKROCK FUNDS II	APRIL 30, 2014

Notes to Financial Statements (Unaudited)

1. Organization:

BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. LifePath Active 2015 Portfolio, LifePath Active 2020 Portfolio, LifePath Active 2025 Portfolio, LifePath Active 2030 Portfolio, LifePath Active 2035 Portfolio, LifePath Active 2040 Portfolio, LifePath Active 2045 Portfolio, LifePath Active 2050 Portfolio and LifePath Active 2055 Portfolio (collectively, the “Funds” or individually, a “Fund”) are each a series of the Trust. The Funds are classified as non-diversified. The Funds generally will invest in other registered investment companies, including exchange-traded funds (“ETFs”) (each an “Underlying Fund” and collectively the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates and affiliates of the Funds. The Funds may also invest in Master Portfolios that are managed by subsidiaries of BlackRock (the “Master Portfolios”).

As of April 30, 2014, LifePath Active 2015 Portfolio’s and LifePath Active 2020 Portfolio’s investment in the Master Total Return Portfolio of Master Bond LLC (the “Master Total Return Portfolio”) was 37.8% and 27.8%, respectively, of each Fund’s net assets. As such, the financial statements of the Master Total Return Portfolio, including the Schedule of Investments, can be read in conjunction with LifePath Active 2015 Portfolio’s and LifePath Active 2020 Portfolio’s financial statements. The Master Total Return Portfolio’s financial statements, included in filings under Master Bond LLC, are available, without charge, on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at http://www.sec.gov. By owning shares of the Underlying Funds and investing in the Master Portfolios, each of the Funds indirectly invest, to varying degrees, in securities of U.S. and non-U.S. companies, including small and medium-sized companies, and in fixed income securities. Equity funds may also include funds that invest in real estate related and other similar securities. Fixed income funds may include funds that invest in domestic and non-U.S. bonds, U.S. Government securities, high yield (or junk) bonds, and cash or money market instruments. In addition, the Underlying Funds and Master Portfolios may invest in derivatives.

Each Fund offers multiple classes of shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with an initial sales charge, but may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase. Class R Shares are sold without a sales charge and only to certain employer-sponsored retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that Investor A and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

The Funds, together with certain other registered investment companies advised by the Manager or its affiliates, are included in a complex of open-end funds referred to as the Equity-Bond Complex.

2. Significant Accounting Policies:

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds:

Valuation: U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair value of their financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Funds for all financial instruments.

The Funds’ policy is to fair value their financial instruments at market value. The Funds record their investments in the Master Portfolios at fair value based on the Funds’ proportionate interest in the net assets of the Master Portfolios.

Equity investments traded on a recognized securities exchange or the NASDAQ Stock Market (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. Financial futures contracts traded on exchanges are valued at their last sale price. The market value of the Funds’ investments in the Underlying Funds is based on the published NAV of each Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. The Funds record their proportionate investment in the Master Portfolios at fair value, which is based upon their pro rata ownership in the net assets of the Master Portfolios.

The Funds value their investments in BlackRock Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. Each Fund may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the

BLACKROCK FUNDS II	APRIL 30, 2014	73

Notes to Financial Statements (continued)

market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., financial futures contracts) that would be “senior securities” for 1940 Act purposes, such Fund may segregate or designate on its books and records cash or liquid securities having a market value at least equal to the amount of a Fund’s future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. The Funds record their proportionate share of the Master Portfolios’ income, expenses and realized and unrealized gains and losses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. In addition to the direct expenses borne by the shareholders of the Funds, the shareholders also bear indirectly a proportionate share of the expenses of the Underlying Funds in which the Funds invest. Capital gain distributions from the Underlying Funds are recorded as realized gains.

Dividends and Distributions: Dividends and distributions paid by the Funds are recorded on the ex-dividend date. The character and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ U.S. federal tax returns remains open for each of the four years ended October 31, 2013, except for LifePath Active 2055 Portfolio. The statute of limitations on LifePath Active 2055 Portfolio’s U.S. federal tax return remains open for the period ended October 31,

2013. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds’ facts and circumstances and does not believe there are any uncertain tax positions that require recognition of a tax liability.

Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations by LifePath Active 2055 Portfolio.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses pro rated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, each Fund earns dividend or interest income on the securities loaned but does not receive interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of securities on loan and the value of the related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value, and collateral on securities loaned at value, respectively. As of April 30, 2014, any securities on loan were collateralized by cash. The cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency), for

74	BLACKROCK FUNDS II	APRIL 30, 2014

Notes to Financial Statements (continued)

the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, each Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following tables are a summary of the Funds’ securities lending agreements by counterparty which are subject to offset under an MSLA as of April 30, 2014:

LifePath Active 2015 Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Barclays Capital, Inc	$649,372	$(649,372)	—

LifePath Active 2020 Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Barclays Capital, Inc	$960,452	$(960,452)	—

LifePath Active 2025 Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Barclays Capital, Inc	$651,500	$(651,500)	—

LifePath Active 2030 Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Barclays Capital, Inc	$252,963	$(252,963)	—

LifePath Active 2035 Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Barclays Capital, Inc	$395,513	$(395,513)	—

LifePath Active 2040 Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Barclays Capital, Inc	$523,730	$(523,730)	—

[1]

Collateral with a value of $658,187, $973,490, $660,343, $256,397, $400,882 and $530,840 has been received in connection with securities lending agreements for LifePath Active 2015 Portfolio, LifePath Active 2020 Portfolio, LifePath Active 2025 Portfolio, LifePath Active 2030 Portfolio, LifePath Active 2035 Portfolio and LifePath Active 2040 Portfolio, respectively. Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.

LifePath Active 2045 Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Barclays Capital, Inc	$255,090	$(255,090)	—

LifePath Active 2050 Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Barclays Capital, Inc	$200,556	$(200,556)	—

LifePath Active 2055 Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Barclays Capital, Inc	$18,925	$(18,925)	—

[1]

Collateral with a value of $258,553, $203,279 and $19,182 has been received in connection with securities lending agreements for LifePath Active 2045 Portfolio, LifePath Active 2050 Portfolio and LifePath Active 2055 Portfolio, respectively. Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities lent. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

4. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to economically hedge their exposure to certain risks such as equity risk or interest rate risk. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Financial Futures Contracts: The Funds purchase and/or sell financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk) or changes in the value of equity securities (equity risk). Financial futures contracts are agreements between a Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

BLACKROCK FUNDS II	APRIL 30, 2014	75

Notes to Financial Statements (continued)

Upon entering into a financial futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited, if any, is recorded on the Statements of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by the Funds as unrealized appreciation or depreciation and, if applicable, as a receivable or payable for variation margin in the Statements of Assets and Liabilities.

When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

The following is a summary of the Funds’ derivative financial instruments categorized by risk exposure:

Fair Values of Derivative Financial Instruments as of April 30, 2014
	Derivative Assets
		LifePath Active 2015 Portfolio	LifePath Active 2020 Portfolio	LifePath Active 2025 Portfolio	LifePath Active 2030 Portfolio	LifePath Active 2035 Portfolio	LifePath Active 2040 Portfolio	LifePath Active 2045 Portfolio
	Statements of Assets and Liabilities Location	Value
Interest rate contracts	Net unrealized appreciation/depreciation[1]	$14,408	$19,647	$18,337	$18,337	$10,479	$13,098	$6,549

	Derivative Liabilities
		LifePath Active 2015 Portfolio	LifePath Active 2020 Portfolio	LifePath Active 2025 Portfolio	LifePath Active 2030 Portfolio	LifePath Active 2035 Portfolio	LifePath Active 2040 Portfolio	LifePath Active 2045 Portfolio
	Statements of Assets and Liabilities Location	Value
Interest rate contracts	Net unrealized appreciation/depreciation[1]	$1,935	$10,643	$4,838	$5,805	$2,903	$5,805	$4,838

[1]

Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The Effect of Derivative Financial Instruments in the Statements of Operations Six Months Ended April 30, 2014
	Net Realized Gain (Loss) From
	LifePath Active 2015 Portfolio	LifePath Active 2020 Portfolio	LifePath Active 2025 Portfolio	LifePath Active 2030 Portfolio	LifePath Active 2035 Portfolio	LifePath Active 2040 Portfolio	LifePath Active 2045 Portfolio	LifePath Active 2050 Portfolio	LifePath Active 2055 Portfolio
Interest rate contracts:
Financial futures contracts	$(3,907)	$1,202	$(2,140)	$(2,081)	$(1,174)	$(78)	$1,372	$1,448	$682
Equity contracts:
Financial futures contracts	34,013	45,350	45,350	41,737	22,675	29,029	17,006	12,023	5,669
Total	$30,106	$46,552	$43,210	$39,656	$21,501	$28,951	$18,378	$13,471	$6,351

	Net Change in Unrealized Appreciation/Depreciation on
	LifePath Active 2015 Portfolio	LifePath Active 2020 Portfolio	LifePath Active 2025 Portfolio	LifePath Active 2030 Portfolio	LifePath Active 2035 Portfolio	LifePath Active 2040 Portfolio	LifePath Active 2045 Portfolio	LifePath Active 2050 Portfolio	LifePath Active 2055 Portfolio
Interest rate contracts:
Financial futures contracts	$5,201	$1,732	$7,591	$6,624	$4,395	$4,112	$348	$(455)	—
Equity contracts:
Financial futures contracts	(7,917)	(10,556)	(10,556)	(9,237)	(5,278)	(6,598)	(3,959)	(2,639)	$(1,320)
Total	$(2,716)	$(8,824)	$(2,965)	$(2,613)	$(883)	$(2,486)	$(3,611)	$(3,094)	$(1,320)

76	BLACKROCK FUNDS II	APRIL 30, 2014

Notes to Financial Statements (continued)

For the six months ended April 30, 2014, the average quarterly balances of outstanding derivative financial instruments were as follows:

	LifePath Active 2015 Portfolio	LifePath Active 2020 Portfolio	LifePath Active 2025 Portfolio	LifePath Active 2030 Portfolio	LifePath Active 2035 Portfolio	LifePath Active 2040 Portfolio	LifePath Active 2045 Portfolio	LifePath Active 2050 Portfolio		LifePath Active 2055 Portfolio
Financial futures contracts:
Average number of contracts purchased	14	14	16	15	9	10	4	2		1
Average number of contracts sold	1	6	3	3	2	3	3	2	[1]	2	[1]
Average notional value of contracts purchased	$1,492,477	$1,421,235	$1,744,189	$1,636,902	$926,390	$1,016,519	$404,716	$151,700		$107,288
Average notional value of contracts sold	$124,422	$684,321	$311,055	$373,266	$186,633	$373,266	$311,055	$250,437	[1]	$250,437	[1]

[1]	Actual contract amount shown due to limited activity.

Counterparty Credit Risk: A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instrument, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock.

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager does not receive any management fees from the Funds for its investment advisory services.

The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Funds pay BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of each Fund as follows:

	Service Fee	Distribution Fee
Investor A	0.25%	—
Class R	0.25%	0.25%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to each Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A and Class R shareholders.

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.

BLACKROCK FUNDS II	APRIL 30, 2014	77

Notes to Financial Statements (continued)

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended April 30, 2014, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Investor A	Class K	Class R	Total
LifePath Active 2015 Portfolio	$17	$94	$10	$68	$189
LifePath Active 2020 Portfolio	$17	$140	$12	$57	$226
LifePath Active 2025 Portfolio	$14	$198	$12	$107	$331
LifePath Active 2030 Portfolio	$19	$188	$14	$66	$287
LifePath Active 2035 Portfolio	$15	$132	$14	$29	$190
LifePath Active 2040 Portfolio	$21	$204	$20	$54	$299
LifePath Active 2045 Portfolio	$17	$170	$18	$17	$222
LifePath Active 2050 Portfolio	$17	$128	$14	$40	$199
LifePath Active 2055 Portfolio	$7	$16	$7	$5	$35

BNY Mellon Investment Servicing (US) Inc. (“BNYMIS”) and the Manager act as co-administrators for the Funds. For these services, the co-administrators receive an administration fee computed daily and payable monthly to each administrator pursuant to separate fee arrangements, based on a percentage of the average daily net assets of each Fund. The combined administration fee, which is shown as administration in the Statements of Operations, is paid at the following annual rates:

Average Daily Net Assets	Administration Fee
First $500 Million	0.075%
$500 Million - $1 Billion	0.065%
Greater than $1 Billion	0.055%

In addition, each of the share classes is charged an administration fee, which is shown as administration — class specific in the Statements of Operations, based on the following percentages of average daily net assets of each respective class:

Average Daily Net Assets	Administration Fee — Class Specific
First $500 Million	0.025%
$500 Million - $1 Billion	0.015%
Greater than $1 Billion	0.005%

BNYMIS and the Manager may have, at their discretion, voluntarily waived all or any portion of their administration fees for a Fund or a share class, which are included in administration fees waived and administration fees waived — class specific in the Statements of Operation.

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Funds’ business. The expense limitation as a percentage of average daily net assets are as follows: 1.10% for Institutional; 1.35% for Investor A; 1.00% for Class K and 1.59% for Class R. This agreement is perpetual and has no effective termination date unless approved by the Board, including a majority of the Independent Trustees.

In addition, the Manager has contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Funds’ business. The expense limitation as a percentage of average daily net assets are as follows: 0.10% for Institutional; 0.35% for Investor A; 0.00% for Class K and 0.59% for Class R. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to March 1, 2015 unless approved by the Board, including a majority of the Independent Trustees. The contractual waiver or reimbursement excludes investment advisory fees charged to the Master Portfolios in which the Funds invest.

These amounts waived or reimbursed are included in administration fees waived, and shown as administration fees waived — class specific, transfer agent fees waived — class specific, transfer agent fees reimbursed — class specific and expenses reimbursed by Manager, respectively, in the Statements of Operations. For the six months ended April 30, 2014, the amounts shown as administration fees waived were as follows:

LifePath Active 2015 Portfolio	$8,206
LifePath Active 2020 Portfolio	$9,953
LifePath Active 2025 Portfolio	$10,119
LifePath Active 2030 Portfolio	$10,044
LifePath Active 2035 Portfolio	$5,485
LifePath Active 2040 Portfolio	$6,840
LifePath Active 2045 Portfolio	$3,349
LifePath Active 2050 Portfolio	$2,938
LifePath Active 2055 Portfolio	$893

For the six months ended April 30, 2014, the Manager reimbursed expenses, which are shown as expenses reimbursed by Manager were as follows:

LifePath Active 2015 Portfolio	$76,460
LifePath Active 2020 Portfolio	$84,176
LifePath Active 2025 Portfolio	$83,643
LifePath Active 2030 Portfolio	$79,761
LifePath Active 2035 Portfolio	$70,929
LifePath Active 2040 Portfolio	$73,605
LifePath Active 2045 Portfolio	$67,431
LifePath Active 2050 Portfolio	$66,318
LifePath Active 2055 Portfolio	$71,946

78	BLACKROCK FUNDS II	APRIL 30, 2014

Notes to Financial Statements (continued)

Class specific waivers or reimbursements are as follows:

Administration Fees Waived
	Institutional	Investor A	Class K	Class R	Total
LifePath Active 2015 Portfolio	$8	$1,978	$69	$681	$2,736
LifePath Active 2020 Portfolio	$10	$2,029	$121	$1,152	$3,312
LifePath Active 2025 Portfolio	$1	$2,124	$64	$1,081	$3,270
LifePath Active 2030 Portfolio	$10	$2,176	$131	$1,026	$3,343
LifePath Active 2035 Portfolio	$4	$1,119	$97	$608	$1,828
LifePath Active 2040 Portfolio	$11	$1,470	$62	$736	$2,279
LifePath Active 2045 Portfolio	$9	$643	$53	$411	$1,116
LifePath Active 2050 Portfolio	$17	$562	$49	$350	$978
LifePath Active 2055 Portfolio	$3	$15	$276	$4	$298

Transfer Agent Fees Waived
	Institutional	Investor A	Class K	Class R	Total
LifePath Active 2015 Portfolio	$17	$94	$10	$68	$189
LifePath Active 2020 Portfolio	$17	$140	$12	$57	$226
LifePath Active 2025 Portfolio	$7	$90	$12	$107	$216
LifePath Active 2030 Portfolio	$19	$186	$14	$66	$285
LifePath Active 2035 Portfolio	$15	$132	$14	$29	$190
LifePath Active 2040 Portfolio	$21	$204	$20	$54	$299
LifePath Active 2045 Portfolio	$17	$170	$18	$17	$222
LifePath Active 2050 Portfolio	$17	$128	$14	$40	$199
LifePath Active 2055 Portfolio	$6	$16	$7	$5	$34

Transfer Agent Fees Reimbursed
	Institutional	Investor A	Class K	Class R	Total
LifePath Active 2015 Portfolio	$73	$1,676	$109	$2,914	$4,772
LifePath Active 2020 Portfolio	$27	$3,365	$112	$1,108	$4,612
LifePath Active 2025 Portfolio	$16	$1,681	$125	$1,825	$3,647
LifePath Active 2030 Portfolio	$56	$1,473	$162	$2,284	$3,975
LifePath Active 2035 Portfolio	$40	$2,942	$113	$2,400	$5,495
LifePath Active 2040 Portfolio	$78	$4,201	$134	$3,798	$8,211
LifePath Active 2045 Portfolio	$88	$3,958	$181	$2,991	$7,218
LifePath Active 2050 Portfolio	$71	$5,966	$139	$4,463	$10,639
LifePath Active 2055 Portfolio	$37	$117	$13	$128	$295

If during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) the amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that: (1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year and (2) the Manager or an affiliate continues to serve as the Fund’s investment advisor or administrator. In the event the expense limit for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

BLACKROCK FUNDS II	APRIL 30, 2014	79

Notes to Financial Statements (continued)

On April 30, 2014, the Fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring October 31,
	2014	2015	2016
LifePath Active 2015 Portfolio
Fund Level	$139,897	$179,326	$84,666
Institutional	—	$198	$98
Investor A	$22	$6,689	$3,748
Class K	$302	$461	$188
Class R	—	$8,647	$3,663
LifePath Active 2020 Portfolio
Fund Level	$149,257	$187,885	$94,129
Institutional	—	$200	$54
Investor A	—	$8,866	$5,534
Class K	$656	$642	$245
Class R	—	$5,595	$2,317
LifePath Active 2025 Portfolio
Fund Level	$135,661	$177,359	$93,762
Institutional	—	$169	$24
Investor A	$273	$6,599	$3,895
Class K	$365	$520	$201
Class R	$61	$6,123	$3,013
LifePath Active 2030 Portfolio
Fund Level	$146,188	$181,936	$89,805
Institutional	—	$224	$85
Investor A	—	$6,975	$3,835
Class K	$542	$725	$307
Class R	—	$8,453	$3,376
LifePath Active 2035 Portfolio
Fund Level	$126,407	$153,364	$76,414
Institutional	—	$172	$59
Investor A	$1,336	$7,805	$4,193
Class K	$450	$524	$224
Class R	$3,825	$6,270	$3,037
LifePath Active 2040 Portfolio
Fund Level	$130,005	$165,043	$80,445
Institutional	—	$247	$110
Investor A	$2,277	$10,923	$5,875
Class K	$458	$618	$216
Class R	$4,556	$10,467	$4,588
LifePath Active 2045 Portfolio
Fund Level	$120,131	$141,552	$70,780
Institutional	—	$240	$114
Investor A	$3,580	$8,649	$4,771
Class K	$592	$661	$252
Class R	$4,703	$7,112	$3,419
LifePath Active 2050 Portfolio
Fund Level	$118,472	$139,017	$69,256
Institutional	—	$224	$105
Investor A	$6,780	$11,995	$6,656
Class K	$347	$481	$202
Class R	$8,123	$10,939	$4,853
LifePath Active 2055 Portfolio
Fund Level	—	$114,759	$72,839
Institutional	—	$55	$46
Investor A	—	$108	$148
Class K	—	$442	$296
Class R	—	$84	$137

For the six months ended April 30, 2014, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

LifePath Active 2015 Portfolio	$547
LifePath Active 2020 Portfolio	$1,591
LifePath Active 2025 Portfolio	$1,813
LifePath Active 2030 Portfolio	$1,138
LifePath Active 2035 Portfolio	$1,186
LifePath Active 2040 Portfolio	$1,280
LifePath Active 2045 Portfolio	$724
LifePath Active 2050 Portfolio	$580
LifePath Active 2055 Portfolio	$177

For the six months ended April 30, 2014, affiliates received CDSCs relating to transactions in LifePath Active 2015 Portfolio’s Investor A and LifePath Active 2020 Portfolio’s Investor A Shares of $100 each.

The SEC has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment advisor to the private investment company will not charge any advisory fees with respect to shares purchased by the Funds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement effective February 1, 2014, each Fund retains 75% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the Equity-Bond Complex in a calendar year exceeds the aggregate securities lending income earned across the Equity-Bond Complex in the calendar year 2013, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income as follows: 80% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment expenses.

80	BLACKROCK FUNDS II	APRIL 30, 2014

Notes to Financial Statements (continued)

Prior to February 1, 2014, each Fund retained 65% of securities lending income and paid a fee to BIM equal to 35% of such income. The share of securities lending income earned by each Fund is shown as securities lending — affiliated — net in the Statements of Operations. For the six months ended April 30, 2014, each Fund paid BIM the following amounts for securities lending agent services:

LifePath Active 2015 Portfolio	$245
LifePath Active 2020 Portfolio	$575
LifePath Active 2025 Portfolio	$438
LifePath Active 2030 Portfolio	$571
LifePath Active 2035 Portfolio	$165
LifePath Active 2040 Portfolio	$218
LifePath Active 2045 Portfolio	$106

The Funds recorded payments from an affiliate to compensate for foregone securities lending revenue, which is shown as other income — affiliated in the Statements of Operations.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in officer and trustees in the Statements of Operations.

6. Purchases and Sales:

Purchases and sales of investments in the Underlying Funds and Master Portfolios and excluding short-term securities for the six months ended April 30, 2014 were as follows:

	Purchases	Sales
LifePath Active 2015 Portfolio	$2,947,244	$2,753,950
LifePath Active 2020 Portfolio	$5,504,961	$4,995,196
LifePath Active 2025 Portfolio	$4,311,945	$4,785,611
LifePath Active 2030 Portfolio	$5,564,593	$3,798,200
LifePath Active 2035 Portfolio	$2,528,620	$1,563,623
LifePath Active 2040 Portfolio	$2,981,287	$2,517,670
LifePath Active 2045 Portfolio	$1,760,447	$1,531,642
LifePath Active 2050 Portfolio	$1,940,116	$902,626
LifePath Active 2055 Portfolio	$410,209	$308,364

7. Income Tax Information:

As of April 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

	LifePath Active 2015 Portfolio	LifePath Active 2020 Portfolio	LifePath Active 2025 Portfolio
Tax cost	$22,005,341	$27,537,513	$24,591,650

Gross unrealized appreciation	$3,264,221	$4,292,672	$4,541,618
Gross unrealized depreciation	(1,461,350)	(1,728,088)	(1,681,999)

Net unrealized appreciation	$1,802,871	$2,564,584	$2,859,619

	LifePath Active 2030 Portfolio	LifePath Active 2035 Portfolio	LifePath Active 2040 Portfolio
Tax cost	$26,154,967	$14,896,884	$17,311,968

Gross unrealized appreciation	$4,877,961	$2,663,490	$3,658,218
Gross unrealized depreciation	(1,671,167)	(917,564)	(1,272,464)

Net unrealized appreciation	$3,206,794	$1,745,926	$2,385,754

	LifePath Active 2045 Portfolio	LifePath Active 2050 Portfolio	LifePath Active 2055 Portfolio
Tax cost	$8,391,340	$7,702,786	$2,244,794

Gross unrealized appreciation	$1,762,863	$1,570,405	$350,306
Gross unrealized depreciation	(536,704)	(546,890)	(119,269)

Net unrealized appreciation	$1,226,159	$1,023,515	$231,037

8. Bank Borrowings:

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $1.1 billion credit agreement with a group of lenders, under which the Funds may borrow to fund shareholder redemptions. The agreement expires in April 2015. Excluding commitments designated for a certain individual fund, other Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $650 million, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.06% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. Participating Funds paid administration and arrangement fees which, along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. The Funds did not borrow under the credit agreement during the six months ended April 30, 2014.

9. Concentration, Market and Credit Risk:

In the normal course of business, through their investments in the Underlying Funds and Master Portfolios, the Funds enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

BLACKROCK FUNDS II	APRIL 30, 2014	81

Notes to Financial Statements (continued)

10. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended April 30, 2014		Period November 27, 2012[1] to October 31, 2013
LifePath Active 2015 Portfolio	Shares	Amount	Shares	Amount
Institutional
Shares sold	1,469	$16,003	8,382	$90,357
Shares issued in reinvestment of dividends and distributions	156	1,684	7	73
Shares redeemed	—	—	(3,936)	(44,788)

Net increase	1,625	$17,687	4,453	$45,642

			Year Ended October 31, 2013
			Shares	Amount
Investor A
Shares sold	373,985	$4,080,095	677,176	$7,336,222
Shares issued in reinvestment of dividends and distributions	97,795	1,047,384	34,086	354,154
Shares redeemed	(186,541)	(2,036,993)	(244,110)	(2,645,172)

Net increase	285,239	$3,090,486	467,152	$5,045,204

Class K
Shares sold	5,413	$59,804	39,229	$421,659
Shares issued in reinvestment of dividends and distributions	2,983	32,154	258	2,692
Shares redeemed	(471)	(5,235)	(6,771)	(73,281)

Net increase	7,925	$86,723	32,716	$351,070

Class R
Shares sold	201,987	$2,228,365	235,522	$2,549,303
Shares issued in reinvestment of dividends and distributions	36,417	401,485	27,711	288,199
Shares redeemed	(346,277)	(3,791,335)	(503,719)	(5,419,749)

Net decrease	(107,873)	$(1,161,485)	(240,486)	$(2,582,247)

Total Net Increase	186,916	$2,033,411	263,835	$2,859,669

			Period November 27, 2012[1] to October 31, 2013
LifePath Active 2020 Portfolio			Shares	Amount
Institutional
Shares sold	7,702	$82,264	7,452	$82,716
Shares issued in reinvestment of dividends and distributions	458	4,908	10	101
Shares redeemed	—	—	(256)	(2,690)

Net increase	8,160	$87,172	7,206	$80,127

			Year Ended October 31, 2013
			Shares	Amount
Investor A
Shares sold	519,616	$5,636,149	883,495	$9,568,980
Shares issued in reinvestment of dividends and distributions	125,034	1,332,861	42,739	438,932
Shares redeemed	(481,012)	(5,264,165)	(501,260)	(5,445,313)

Net increase	163,638	$1,704,845	424,974	$4,562,599

[1]	Commencement of Operations

82	BLACKROCK FUNDS II	APRIL 30, 2014

Notes to Financial Statements (continued)

	Six Months Ended April 30, 2014		Year Ended October 31, 2013
LifePath Active 2020 Portfolio (concluded)	Shares	Amount	Shares	Amount
Class K
Shares sold	6,153	$67,371	47,623	$509,763
Shares issued in reinvestment of dividends and distributions	4,518	48,436	833	8,601
Shares redeemed	(575)	(6,260)	(22,289)	(237,158)

Net increase	10,096	$109,547	26,167	$281,206

Class R
Shares sold	396,858	$4,285,320	282,597	$3,019,429
Shares issued in reinvestment of dividends and distributions	67,806	718,071	31,837	325,057
Shares redeemed	(320,797)	(3,484,401)	(361,471)	(3,860,018)

Net increase (decrease)	143,867	$1,518,990	(47,037)	$(515,532)

Total Net Increase	325,761	$3,420,554	411,310	$4,408,400

			Period November 27, 2012[1] to October 31, 2013
LifePath Active 2025 Portfolio			Shares	Amount
Institutional
Shares sold	33,782	$382,625	2,820	$28,816
Shares issued in reinvestment of dividends and distributions	1,946	21,237	—	—
Shares redeemed	(419)	(4,610)	(133)	(1,452)

Net increase	35,309	$399,252	2,687	$27,364

			Year Ended October 31, 2013
			Shares	Amount
Investor A
Shares sold	357,453	$3,931,682	1,026,367	$10,749,257
Shares issued in reinvestment of dividends and distributions	85,249	926,656	30,192	300,420
Shares redeemed	(504,584)	(5,572,107)	(252,674)	(2,679,014)

Net increase (decrease)	(61,882)	$(713,769)	803,885	$8,370,663

Class K
Shares sold	6,719	$74,533	30,087	$319,730
Shares issued in reinvestment of dividends and distributions	1,971	21,540	333	3,323
Shares redeemed	(1,148)	(12,629)	(6,168)	(65,199)

Net increase	7,542	$83,444	24,252	$257,854

Class R
Shares sold	284,205	$3,177,123	396,115	$4,160,955
Shares issued in reinvestment of dividends and distributions	40,695	440,320	20,771	205,633
Shares redeemed	(270,319)	(3,013,286)	(318,354)	(3,327,258)

Net increase	54,581	$604,157	98,532	$1,039,330

Total Net Increase	35,550	$373,084	929,356	$9,695,211

[1]	Commencement of operations.

BLACKROCK FUNDS II	APRIL 30, 2014	83

Notes to Financial Statements (continued)

	Six Months Ended April 30, 2014		Period November 27, 2012[1] to October 31, 2013
LifePath Active 2030 Portfolio	Shares	Amount	Shares	Amount
Institutional
Shares sold	5,972	$65,437	3,512	$35,506
Shares issued in reinvestment of dividends and distributions	378	3,983	3	31
Shares redeemed	(438)	(4,645)	(1)	(5)

Net increase	5,912	$64,775	3,514	$35,532

			Year Ended October 31, 2013
			Shares	Amount
Investor A
Shares sold	417,934	$4,437,427	909,596	$9,388,733
Shares issued in reinvestment of dividends and distributions	130,422	1,362,913	33,652	326,765
Shares redeemed	(383,872)	(4,090,773)	(345,964)	(3,594,913)

Net increase	164,484	$1,709,567	597,284	$6,120,585

Class K
Shares sold	8,151	$87,746	52,311	$534,749
Shares issued in reinvestment of dividends and distributions	5,757	60,619	400	3,907
Shares redeemed	(2,181)	(23,168)	(4,838)	(51,497)

Net increase	11,727	$125,197	47,873	$487,159

Class R
Shares sold	305,002	$3,233,792	215,353	$2,193,448
Shares issued in reinvestment of dividends and distributions	61,338	639,143	32,086	310,600
Shares redeemed	(131,633)	(1,405,791)	(502,580)	(5,078,884)

Net increase (decrease)	234,707	$2,467,144	(255,141)	$(2,574,836)

Total Net Increase	416,830	$4,366,683	393,530	$4,068,440

			Period November 27, 2012[1] to October 31, 2013
LifePath Active 2035 Portfolio			Shares	Amount
Institutional
Shares sold	948	$10,394	3,325	$33,452
Shares issued in reinvestment of dividends and distributions	14	149	6	60
Shares redeemed	—	—	(697)	(7,464)

Net increase	962	$10,543	2,634	$26,048

			Year Ended October 31, 2013
			Shares	Amount
Investor A
Shares sold	324,087	$3,490,107	425,121	$4,468,678
Shares issued in reinvestment of dividends and distributions	64,360	686,079	21,349	208,157
Shares redeemed	(162,098)	(1,756,033)	(186,826)	(1,969,473)

Net increase	226,349	$2,420,153	259,644	$2,707,362

[1]	Commencement of Operations

84	BLACKROCK FUNDS II	APRIL 30, 2014

Notes to Financial Statements (continued)

	Six Months Ended April 30, 2014		Year Ended October 31, 2013
LifePath Active 2035 Portfolio (concluded)	Shares	Amount	Shares	Amount
Class K
Shares sold	9,629	$107,573	41,936	$436,946
Shares issued in reinvestment of dividends and distributions	4,836	51,893	412	4,042
Shares redeemed	(4,888)	(53,010)	(2,231)	(23,641)

Net increase	9,577	$106,456	40,117	$417,347

Class R
Shares sold	160,253	$1,772,216	235,678	$2,444,072
Shares issued in reinvestment of dividends and distributions	37,713	399,760	13,819	134,195
Shares redeemed	(163,681)	(1,791,134)	(147,901)	(1,534,594)

Net increase	34,285	$380,842	101,596	$1,043,673

Total Net Increase	271,173	$2,917,994	403,991	$4,194,430

			Period November 27, 2012[1] to October 31, 2013
LifePath Active 2040 Portfolio			Shares	Amount
Institutional
Shares sold	1,106	$12,366	8,741	$91,066
Shares issued in reinvestment of dividends and distributions	422	4,638	41	398
Shares redeemed	(23)	(250)	(1,106)	(11,858)

Net increase	1,505	$16,754	7,676	$79,606

			Year Ended October 31, 2013
			Shares	Amount
Investor A
Shares sold	224,629	$2,474,171	590,058	$6,221,533
Shares issued in reinvestment of dividends and distributions	80,098	871,467	22,133	215,802
Shares redeemed	(224,792)	(2,487,239)	(217,329)	(2,288,607)

Net increase	79,935	$858,399	394,862	$4,148,728

Class K
Shares sold	9,980	$111,260	15,949	$167,400
Shares issued in reinvestment of dividends and distributions	1,848	20,278	612	6,008
Shares redeemed	(4,057)	(45,206)	(16,118)	(162,644)

Net increase	7,771	$86,332	443	$10,764

Class R
Shares sold	195,593	$2,158,013	246,409	$2,561,129
Shares issued in reinvestment of dividends and distributions	38,380	416,810	15,843	154,160
Shares redeemed	(158,819)	(1,761,392)	(281,449)	(2,912,958)

Net increase (decrease)	75,154	$813,431	(19,197)	$(197,669)

Total Net Increase	164,365	$1,774,916	383,784	$4,041,429

[1]	Commencement of Operations

BLACKROCK FUNDS II	APRIL 30, 2014	85

Notes to Financial Statements (continued)

	Six Months Ended April 30, 2014		Period November 27, 2012[1] to October 31, 2013
LifePath Active 2045 Portfolio	Shares	Amount	Shares	Amount
Institutional
Shares sold	196	$2,328	5,991	$65,581
Shares issued in reinvestment of dividends and distributions	267	3,123	4	39
Shares redeemed	(746)	(8,852)	(3)	(32)

Net increase (decrease)	(283)	$(3,401)	5,992	$65,588

			Year Ended October 31, 2013
			Shares	Amount
Investor A
Shares sold	145,951	$1,699,938	271,103	$3,001,289
Shares issued in reinvestment of dividends and distributions	29,325	339,582	7,593	77,305
Shares redeemed	(107,914)	(1,263,954)	(124,307)	(1,373,752)

Net increase	67,362	$775,566	154,389	$1,704,842

Class K
Shares sold	7,066	$84,602	18,612	$204,614
Shares issued in reinvestment of dividends and distributions	1,970	23,119	187	1,923
Shares redeemed	(5,672)	(66,798)	(6,969)	(74,501)

Net increase	3,364	$40,923	11,830	$132,036

Class R
Shares sold	82,234	$957,728	151,167	$1,627,628
Shares issued in reinvestment of dividends and distributions	20,497	236,139	6,522	66,009
Shares redeemed	(111,264)	(1,289,862)	(116,781)	(1,274,277)

Net increase (decrease)	(8,533)	$(95,995)	40,908	$419,360

Total Net Increase	61,910	$717,093	213,119	$2,321,826

			Period November 27, 2012[1] to October 31, 2013
LifePath Active 2050 Portfolio			Shares	Amount
Institutional
Shares sold	274	$3,010	13,885	$140,850
Shares issued in reinvestment of dividends and distributions	638	6,887	4	38
Shares redeemed	(193)	(2,150)	(1,664)	(17,756)

Net increase	719	$7,747	12,225	$123,132

			Year Ended October 31, 2013
			Shares	Amount
Investor A
Shares sold	170,861	$1,839,573	221,139	$2,239,775
Shares issued in reinvestment of dividends and distributions	25,877	277,151	7,256	67,188
Shares redeemed	(85,491)	(923,448)	(77,994)	(785,286)

Net increase	111,247	$1,193,276	150,401	$1,521,677

[1]	Commencement of Operations

86	BLACKROCK FUNDS II	APRIL 30, 2014

Notes to Financial Statements (continued)

	Six Months Ended April 30, 2014		Year Ended October 31, 2013
LifePath Active 2050 Portfolio (concluded)	Shares	Dollars	Shares	Dollars
Class K
Shares sold	8,055	$87,995	23,240	$236,358
Shares issued in reinvestment of dividends and distributions	1,905	20,598	250	2,332
Shares redeemed	(803)	(8,684)	(7,039)	(69,601)

Net increase	9,157	$99,909	16,451	$169,089

Class R
Shares sold	71,441	$775,105	142,942	$1,413,783
Shares issued in reinvestment of dividends and distributions	16,128	172,411	7,217	66,684
Shares redeemed	(67,038)	(725,331)	(142,924)	(1,434,406)

Net increase	20,531	$222,185	7,235	$46,061

Total Net Increase	141,654	$1,523,117	186,312	$1,859,959

			Period February 28, 2013[1] to October 31, 2013
LifePath Active 2055 Portfolio			Shares	Amount
Institutional
Shares sold	—	—	2,500	$25,002

Net increase	—	—	2,500	$25,002

Investor A
Shares sold	8,576	$98,171	7,262	$76,306
Shares issued in reinvestment of dividends and distributions	215	2,475	—	—
Shares redeemed	(1,503)	(17,272)	(131)	(1,494)

Net increase	7,288	$83,374	7,131	$74,812

Class K
Shares sold	—	—	192,500	$1,925,000

Net increase	—	—	192,500	$1,925,000

Class R
Shares sold	61	$694	2,500	$25,002

Net increase	61	$694	2,500	$25,002

Total Net Increase	7,349	$84,068	204,632	$2,049,816

[1]	Commencement of Operations

BLACKROCK FUNDS II	APRIL 30, 2014	87

Notes to Financial Statements (concluded)

At April 30, 2014, shares owned by affiliates were as follows:

Shares	LifePath Active 2015 Portfolio	LifePath Active 2020 Portfolio	LifePath Active 2025 Portfolio	LifePath Active 2030 Portfolio	LifePath Active 2035 Portfolio	LifePath Active 2040 Portfolio	LifePath Active 2045 Portfolio	LifePath Active 2050 Portfolio	LifePath Active 2055 Portfolio
Institutional	2,332	2,365	2,463	2,513	2,488	2,515	2,413	2,651	2,500
Investor A	—	—	—	—	—	—	—	—	2,500
Class K	2,000	2,000	2,000	2,000	2,000	2,000	2,000	2,000	192,500
Class R	—	—	—	—	—	—	—	—	2,500

11. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustments or additional disclosure in the financial statements.

88	BLACKROCK FUNDS II	APRIL 30, 2014

Officers and Trustees

Robert M. Hernandez, Chairman of the Board and Trustee

Fred G. Weiss, Vice Chairman of the Board and Trustee

Paul L. Audet, Trustee

James H. Bodurtha, Trustee

Bruce R. Bond, Trustee

Donald W. Burton, Trustee

Honorable Stuart E. Eizenstat, Trustee

Laurence D. Fink, Trustee

Kenneth A. Froot, Trustee

Henry Gabbay, Trustee

John F. O’Brien, Trustee

Roberta Cooper Ramo, Trustee

David H. Walsh, Trustee

John M. Perlowski, President and Chief Executive Officer

Brendan Kyne, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer

Benjamin Archibald, Secretary

Investment Advisor and Co-Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent, Co-Administrator and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

The Bank of New York Mellon

New York, NY 10286

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLC

Philadelphia, PA 19103

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

Effective May 14, 2014, Brian Kindelan resigned as Chief Compliance Officer and Anti-Money Laundering Officer of the Trust and Charles Park became Chief Compliance Officer and Anti-Money Laundering Officer of the Trust. Mr. Park joined BlackRock in 2009 and is the current Chief Compliance Officer of BlackRock’s iShares exchange traded funds.

BLACKROCK FUNDS II	APRIL 30, 2014	89

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ websites or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock:

1)	Access the BlackRock website at
http://www.blackrock.com/ edelivery

2)	Select “eDelivery” under the “More Information” section

3)	Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http:// www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http:// www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http:// www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

90	BLACKROCK FUNDS II	APRIL 30, 2014

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Change in Independent Registered Public Accounting Firm

Effective February 11, 2014, Deloitte & Touche LLP (“D&T”) was replaced as the independent registered public accounting firm to the Funds. The Audit Committee of each Fund’s Board of Trustees participated in, and approved, the decision to change auditors. D&T’s reports on the Funds’ financial statements for the fiscal years ended October 31, 2013 and October 31, 2012 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds’ fiscal years ended October 31, 2013 and October 31, 2012 and through February 11, 2014, (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Funds’ financial statements for such years, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Audit Committee of each Fund’s Board of Trustees approved the engagement of PricewaterhouseCoopers LLP (“PwC”) as each Fund’s independent registered public accounting firm for the fiscal year ended October 31, 2014. The selection of PwC does not reflect any disagreements with or dissatisfaction by the Trust or the Board of Trustees with the performance of the Funds’ prior independent registered public accounting firm, D&T. During the Funds’ fiscal years ended October 31, 2012 and October 31, 2013, neither the Funds, nor anyone on their behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

BLACKROCK FUNDS II	APRIL 30, 2014	91

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund

BlackRock All-Cap Energy & Resources Portfolio

BlackRock Basic Value Fund

BlackRock Capital Appreciation Fund

BlackRock Commodity Strategies Fund

BlackRock Disciplined Small Cap Core Fund

BlackRock Emerging Markets Dividend Fund

BlackRock Emerging Markets Fund

BlackRock Emerging Markets Long/Short Equity Fund

BlackRock Energy & Resources Portfolio

BlackRock Equity Dividend Fund

BlackRock EuroFund

BlackRock Flexible Equity Fund

BlackRock Focus Growth Fund

BlackRock Global Dividend Portfolio

BlackRock Global Long/Short Equity Fund

BlackRock Global Opportunities Portfolio

BlackRock Global SmallCap Fund

BlackRock Health Sciences Opportunities Portfolio

BlackRock International Fund

BlackRock International Index Fund

BlackRock International Opportunities Portfolio

BlackRock Large Cap Core Fund

BlackRock Large Cap Core Plus Fund

BlackRock Large Cap Growth Fund

BlackRock Large Cap Value Fund

BlackRock Latin America Fund

BlackRock Long-Horizon Equity Fund

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Mid-Cap Value Opportunities Fund

BlackRock Natural Resources Trust

BlackRock Pacific Fund

BlackRock Real Estate Securities Fund

BlackRock Russell 1000® Index Fund

BlackRock Science & Technology Opportunities Portfolio

BlackRock Small Cap Growth Equity Portfolio

BlackRock Small Cap Growth Fund II

BlackRock Small Cap Index Fund

BlackRock S&P 500 Stock Fund

BlackRock U.S. Opportunities Portfolio

BlackRock Value Opportunities Fund

Taxable Fixed Income Funds

BlackRock Bond Index Fund

BlackRock Core Bond Portfolio

BlackRock CoreAlpha Bond Fund

BlackRock CoRI Funds

2015

2017

2019

2021

2023

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

BlackRock Floating Rate Income Portfolio

BlackRock Global Long/Short Credit Fund

BlackRock GNMA Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Inflation Protected Bond Portfolio

BlackRock Investment Grade Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock Secured Credit Portfolio

BlackRock Short Obligations Fund

BlackRock Short-Term Treasury Fund

BlackRock Strategic Income Opportunities Portfolio

BlackRock Total Return Fund

BlackRock U.S. Government Bond Portfolio

BlackRock U.S. Mortgage Portfolio

BlackRock Ultra-Short Obligations Fund

BlackRock World Income Fund

Municipal Fixed Income Funds

BlackRock California Municipal Bond Fund

BlackRock High Yield Municipal Fund

BlackRock National Municipal Fund

BlackRock New Jersey Municipal Bond Fund

BlackRock New York Municipal Bond Fund

BlackRock Pennsylvania Municipal Bond Fund

BlackRock Short-Term Municipal Fund

BlackRock Strategic Municipal Opportunities Fund

Mixed Asset Funds

BlackRock Balanced Capital Fund	LifePath® Active Portfolios		LifePath® Index Portfolios
BlackRock Emerging Market Allocation Portfolio	2015	2040	Retirement	2040
BlackRock Global Allocation Fund	2020	2045	2020	2045
BlackRock Managed Volatility Portfolio	2025	2050	2025	2050
BlackRock Multi-Asset Income Portfolio	2030	2055	2030	2055
BlackRock Multi-Asset Real Return Fund	2035		2035
BlackRock Strategic Risk Allocation Fund

BlackRock Prepared Portfolios	LifePath® Portfolios
Conservative Prepared Portfolio	Retirement	2040
Moderate Prepared Portfolio	2020	2045
Growth Prepared Portfolio	2025	2050
Aggressive Growth Prepared Portfolio	2030	2055
	2035

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

92	BLACKROCK FUNDS II	APRIL 30, 2014

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

LifeActive-4/14-SAR

Item 2–	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: July 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: July 1, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: July 1, 2014

3